UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09093

E*TRADE Funds

(Exact name of registrant as specified in charter)

4500 Bohannon Drive
Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Elizabeth Gottfried
4500 Bohannon Drive
Menlo Park, CA 94025

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-331-6000

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders. The Report to Shareholders is attached herewith.

ANNUAL REPORT TO SHAREHOLDERS

Dear Valued Shareholder:

I am pleased to provide you with the Annual Report of each of E*TRADE S&P500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund (known as the Index Funds) for the period ended December 31, 2006. I hope you will find the Report valuable and informative.

AN EXPANDED FAMILY OF FUNDS

Last year, in line with our commitment to offering investors more ways to build a solid portfolio, we expanded the E*TRADE Funds Family to include two actively managed funds:

•	The E*TRADE Kobren Growth Fund [1]—A fund of funds that takes the hassle out of selecting and managing mutual fund investments and allows you to diversify with just one buy.

•	The E*TRADE Delphi Value Fund [1]—A fund that offers the only retail access to the expertise of nationally known money manager Scott Black.

For more information about these funds visit https://us.etrade.com/e/t/invest/etfunds.

THE LOWEST EXPENSE RATIOS IN THE MUTUAL FUND INDUSTRY

Also in 2006, the no-load E*TRADE Index Funds—still the lowest-cost stock index funds in the industry —continued to provide attractive investment vehicles for investors seeking long-term portfolio growth.[2]

Fund Name	Expense Ratio[2]	Category Average[3]
E*TRADE S&P 500 Index Fund
Large-cap fund providing a core stock holding that is diversified
across the 500 companies in the S&P 500 Index.	0.09%	0.39%
E*TRADE Russell 2000 Index Fund
Provides a diversified portfolio of 2,000 small-cap U.S. stocks.	0.22%	0.77%
E*TRADE International Index Fund
Offers international diversification by investing in securities
of foreign issuers; included in the MSCI EAFE Free Index.	0.09%	0.76%
E*TRADE Technology Index Fund[4]
A specialty fund focused on the technology sector and the only
index fund of its kind.	0.60%	N/A

A SIMPLE WAY TO BUILD A PORTFOLIO OVER TIME—AUTOMATICALLY

Investors also continued to take advantage of our free Automatic Investment Plan as a simple, convenient way to add to their portfolios over time through regular automatic investments in the Funds.[5] (For more information about automatic investing, visit www.etrade.com/autoinvest.)

We remain committed to helping you create a solid diversified portfolio.

In the meantime, as always, thank you for your continued investment in the E*TRADE Index Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried

Elizabeth Gottfried President, E*TRADE Funds
1

PLEASE READ THE IMPORTANT DISCLOSURES BELOW

This material is intended for current shareholders who have received a copy of the appropriate prospectus. For a current prospectus, please visit etradefunds.etrade.com or call 1-800-ETRADE-1. Read the prospectus carefully before you invest.

1 Unlike the E*TRADE Index Funds, the E*TRADE Kobren Growth and E*TRADE Delphi Value Funds are not lowest-cost mutual funds and their expense ratios may be higher or lower than those of comparable funds.

2 Based on a data filter commissioned from Lipper by E*TRADE Asset Management, Inc. (“ETAM”), and according to an agreed-upon methodology for analyzing Lipper data in accordance with the Lipper-defined universe, ETAM determined that the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund (“E*TRADE Index Funds”) had the lowest effective expenses among their peer universe as of January 2, 2007. To identify the peer universe, Lipper compared the E*TRADE Index Funds to other Pure Index Funds in the same Lipper Investment Classification/Objective, while excluding Institutional Funds and other mutual funds requiring initial minimum investments of $100,000 or more and exchange-traded funds. While ETAM may review Lipper data, ETAM makes no representation as to the accuracy or timeliness of the Lipper data or that the E*TRADE Index Funds will continue to have the lowest effective expenses among comparable funds.

The E*TRADE Index Funds had the lowest effective expenses because ETAM contractually limited their expenses. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2008. Without the contractual limits, the expenses of the E*TRADE Index Funds are 0.72% for the S&P 500 Index Fund; 0.94% for the Russell 2000 Index Fund; and 1.37% for the International Index Fund (based on the most recently filed shareholder reports). There is no assurance that ETAM will continue these expense limits beyond April 30, 2008.

ETAM will charge an Account Maintenance Fee of $2.50 per quarter for Fund balances below $5,000. The fee will be waived if your combined E*TRADE Funds account assets are $10,000 or more. If Fund shares must be redeemed to pay the Account Maintenance Fee, any applicable redemption fee will be waived.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors. Additional information on the comparison methodology used is available on request. The terms “Institutional Fund,” “Investment Classification/Objective,” and “Pure Index Fund” are Lipper-defined terms.

Lipper’s data and analyses are for informational purposes only, and do not constitute investment advice or an offer to sell or the solicitation of an offer to buy any security of any entity in any jurisdiction. No guarantee is made that the information is accurate or complete and no warranties are made with regard to the results to be obtained from its use. In addition, Lipper will not be liable for any loss or damage resulting from information obtained from Lipper or any of its affiliates.

3 Data source: Lipper Inc. (January 2, 2007). The Lipper fund category benchmarks shown are the median total expense ratios of similar retail, no-load and front-end loaded index funds, excluding outliers. The E*TRADE S&P 500 Index Fund was compared to Lipper’s S&P 500 Index fund category while the Russell 2000 Index Fund was compared to Small and Mid-Cap Core index funds and the International Index Fund only to international index funds.

4 E*TRADE Technology Index Fund is the only fund of its type currently in existence.

5 Automatic investment plans do not assure a profit or protect against loss in declining markets. Investors should consider their financial ability to continue their purchases through periods of low price levels.

The E*TRADE FINANCIAL family of companies provides financial services that include trading, investing, cash management, and lending.

Securities products and services offered by E*TRADE Securities LLC, Member NASD/SIPC, are not insured by the FDIC, are not guaranteed deposits or obligations of E*TRADE Bank, and are subject to investment risk, including possible loss of principal invested.

© 2007 E*TRADE FINANCIAL Corp. All rights reserved.
2

The E*TRADE S&P 500 Index Fund
Management’s Discussion of Fund Performance

The E*TRADE S&P 500 Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the S&P® 500 Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the S&P® 500 Index. The S&P® 500 Index is a widely followed unmanaged index of large-capitalization U.S. stocks.

The Fund earned a return of 15.7% for 2006, compared to the 15.8% return for the S&P 500 Index. All of the ten S&P 500 sectors had a positive return for the year, with the highest returns coming from the telecommunication services and energy sectors. Eight of the sectors measured by the S&P 500 earned a ten percent or greater rate of return for 2006. Based on both return and weight in the S&P® 500 Index, the financials and consumer staples sectors were the top contributors to the S&P® 500 Index’s performance for the year.

The Fund continued to meet its investment objective of tracking the total return of the S&P 500® Index. The weight of each of the 500 holdings in the Fund is carefully monitored relative to its weight in the S&P 500® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its S&P 500® benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500® Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the S&P 500 Index. NAV rounding occurs because mutual fund prices are carried out to only two decimal places. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the S&P® 500 Index and the E*TRADE S&P 500 Index Fund from March 1, 1999 to December 31, 2006, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

3

	E*TRADE S&P 500 Index Fund	S&P® 500 Index

2/28/1999	$10,000.00	$10,000.00
3/31/1999	$10,394.81	$10,400.10
4/30/1999	$10,795.76	$10,802.90
5/31/1999	$10,535.14	$10,547.84
6/30/1999	$11,119.59	$11,133.24
7/31/1999	$10,768.03	$10,785.66
8/31/1999	$10,717.80	$10,731.74
9/30/1999	$10,416.77	$10,437.58
10/31/1999	$11,081.68	$11,098.07
11/30/1999	$11,293.23	$11,323.69
12/31/1999	$11,955.03	$11,990.66
1/31/2000	$11,358.80	$11,388.25
2/29/2000	$11,136.47	$11,172.67
3/31/2000	$12,216.66	$12,265.69
4/30/2000	$11,851.98	$11,896.62
5/31/2000	$11,608.87	$11,652.50
6/30/2000	$11,880.43	$11,939.73
7/31/2000	$11,697.65	$11,753.11
8/31/2000	$12,424.67	$12,483.10
9/30/2000	$11,766.30	$11,824.12
10/31/2000	$11,715.36	$11,774.10
11/30/2000	$10,788.32	$10,845.83
12/31/2000	$10,832.68	$10,898.87
1/31/2001	$11,215.14	$11,285.56
2/28/2001	$10,191.82	$10,256.54
4

3/31/2001	$9,538.00	$9,606.79
4/30/2001	$10,283.64	$10,353.33
5/31/2001	$10,345.77	$10,422.70
6/30/2001	$10,094.04	$10,169.01
7/31/2001	$9,990.19	$10,068.95
8/31/2001	$9,356.71	$9,438.63
9/30/2001	$8,602.65	$8,676.46
10/31/2001	$8,758.87	$8,841.92
11/30/2001	$9,435.84	$9,520.15
12/31/2001	$9,511.49	$9,603.56
1/31/2002	$9,365.32	$9,463.41
2/28/2002	$9,187.82	$9,280.91
3/31/2002	$9,523.82	$9,629.96
4/30/2002	$8,948.21	$9,046.11
5/31/2002	$8,874.95	$8,979.47
6/30/2002	$8,240.73	$8,339.78
7/31/2002	$7,600.36	$7,689.74
8/31/2002	$7,652.85	$7,740.23
9/30/2002	$6,816.47	$6,899.02
10/31/2002	$7,416.99	$7,506.24
11/30/2002	$7,848.95	$7,948.05
12/31/2002	$7,391.11	$7,481.13
1/31/2003	$7,190.20	$7,285.15
2/28/2003	$7,084.47	$7,175.84
3/31/2003	$7,142.21	$7,245.51
4/30/2003	$7,736.51	$7,842.32
5/31/2003	$8,139.78	$8,255.51
6/30/2003	$8,239.69	$8,360.83
7/31/2003	$8,378.09	$8,508.24
8/31/2003	$8,537.77	$8,674.17
9/30/2003	$8,447.96	$8,582.06
10/31/2003	$8,928.56	$9,067.55
11/30/2003	$9,003.32	$9,147.32
12/31/2003	$9,468.50	$9,627.05
1/31/2004	$9,639.87	$9,803.75
2/29/2004	$9,768.40	$9,940.02
3/31/2004	$9,616.98	$9,790.06
4/30/2004	$9,455.80	$9,636.37
5/31/2004	$9,595.49	$9,768.61
6/30/2004	$9,779.19	$9,958.57
7/31/2004	$9,455.74	$9,628.97
8/31/2004	$9,488.08	$9,667.92
9/30/2004	$9,590.69	$9,772.63
10/31/2004	$9,731.41	$9,921.93
11/30/2004	$10,131.93	$10,323.39
12/31/2004	$10,473.41	$10,674.68
1/31/2005	$10,211.85	$10,414.22
2/28/2005	$10,429.82	$10,632.92
3/31/2005	$10,243.65	$10,444.71
4/30/2005	$10,046.66	$10,246.26
5/31/2005	$10,364.03	$10,572.10
6/30/2005	$10,385.11	$10,586.90
7/31/2005	$10,769.74	$10,980.73
8/31/2005	$10,670.83	$10,880.80
9/30/2005	$10,748.43	$10,968.94
10/31/2005	$10,571.87	$10,785.76
5

11/30/2005	$10,969.14	$11,193.46
12/31/2005	$10,975.53	$11,196.82
1/31/2006	$11,263.77	$11,493.53
2/28/2006	$11,297.03	$11,524.57
3/31/2006	$11,435.40	$11,668.62
4/30/2006	$11,591.29	$11,824.98
5/31/2006	$11,257.24	$11,484.42
6/30/2006	$11,263.02	$11,500.50
7/31/2006	$11,341.32	$11,571.80
8/31/2006	$11,609.75	$11,847.21
9/30/2006	$11,907.28	$12,152.87
10/31/2006	$12,289.21	$12,549.06
11/30/2006	$12,525.11	$12,787.49
12/31/2006	$12,694.65	$12,966.51

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

	Average Annual Return				Cumulative Return

	1 year	3 year	5 year	Since Inception	3 year	5 year	Since Inception

E*TRADE S&P 500
Index Fund	15.66%	10.27%	5.94%	3.05%	34.07%	33.47%	26.69%

S&P 500(TM) Index	15.78%	10.43%	6.18%	3.37%	34.67%	34.99%	29.66%
6

The E*TRADE Russell 2000  Index Fund
Management’s Discussion of Fund Performance

The E*TRADE Russell 2000® Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000® Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged Russell 2000® Index is a recognized benchmark for small-company stocks traded on the major U.S. exchanges and consists of approximately 2000 small-capitalization stocks.

The Fund generated a return of 18.1% for 2006, compared to the 18.3% return for the Russell 2000® Index. Eleven of the twelve sectors measured by the Russell 2000® Index earned a ten percent or greater rate of return. The strongest sector performance came from the Index’s consumer staples sector which earned 32.2% for the year, while the financial sector posted the greatest overall contribution to performance with a total sector contribution of 4.6%. The sector with the weakest performance during 2006 was the Index’s health care sector which posted 9.1%.

The Fund continued to meet its investment objective of tracking the total return of the Russell 2000® Index. The weight of each of the holdings in the Fund is carefully monitored relative to its weight in the Russell 2000® universe of stocks. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its Russell 2000 benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Russell 2000® Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the Russell 2000® Index. NAV rounding occurs because mutual fund prices are carried out to only two decimal places. You should remember that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the Russell 2000 Index and the E*TRADE Russell 2000 Index Fund from January 1, 2001 to December 31, 2006, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

7

	E*TRADE Russell 2000 Index Fund	Russell 2000 Index

12/31/2000	$10,000.00	$10,000.00
1/31/2001	$10,480.00	$10,520.61
2/28/2001	$9,800.00	$9,830.33
3/31/2001	$9,303.26	$9,349.47
4/30/2001	$10,045.11	$10,080.88
5/31/2001	$10,275.69	$10,328.68
6/30/2001	$10,638.48	$10,685.33
7/31/2001	$10,065.87	$10,106.91
8/31/2001	$9,744.41	$9,780.46
9/30/2001	$8,429.98	$8,463.93
10/31/2001	$8,913.42	$8,959.20
11/30/2001	$9,598.29	$9,652.81
12/31/2001	$10,182.37	$10,248.60
1/31/2002	$10,069.12	$10,142.01
2/28/2002	$9,791.13	$9,864.07
3/31/2002	$10,579.82	$10,656.87
4/30/2002	$10,672.63	$10,753.95
5/31/2002	$10,198.29	$10,276.68
6/30/2002	$9,691.07	$9,766.78
7/31/2002	$8,234.31	$8,291.72
8/31/2002	$8,203.31	$8,270.60
9/30/2002	$7,609.59	$7,676.67
10/31/2002	$7,849.01	$7,922.77
11/30/2002	$8,546.47	$8,629.84
12/31/2002	$8,057.21	$8,149.35
8

1/31/2003	$7,828.19	$7,923.78
2/28/2003	$7,588.77	$7,684.37
3/31/2003	$7,671.20	$7,783.30
4/30/2003	$8,402.79	$8,521.31
5/31/2003	$9,280.69	$9,435.74
6/30/2003	$9,432.88	$9,606.52
7/31/2003	$10,019.16	$10,207.59
8/31/2003	$10,490.28	$10,675.57
9/30/2003	$10,272.59	$10,478.56
10/31/2003	$11,121.65	$11,358.51
11/30/2003	$11,499.01	$11,761.57
12/31/2003	$11,713.98	$12,000.24
1/31/2004	$12,196.38	$12,521.59
2/29/2004	$12,301.25	$12,633.82
3/31/2004	$12,413.40	$12,751.54
4/30/2004	$11,751.77	$12,101.43
5/31/2004	$11,940.81	$12,294.01
6/30/2004	$12,434.72	$12,811.77
7/31/2004	$11,582.60	$11,949.13
8/31/2004	$11,519.48	$11,887.69
9/30/2004	$12,061.29	$12,445.78
10/31/2004	$12,293.24	$12,690.77
11/30/2004	$13,358.10	$13,791.55
12/31/2004	$13,740.96	$14,199.78
1/31/2005	$13,171.61	$13,607.64
2/28/2005	$13,390.59	$13,837.61
3/31/2005	$13,001.76	$13,441.86
4/30/2005	$12,244.70	$12,671.64
5/31/2005	$13,045.65	$13,501.63
6/30/2005	$13,561.73	$14,022.79
7/31/2005	$14,408.65	$14,911.84
8/31/2005	$14,144.68	$14,635.97
9/30/2005	$14,184.14	$14,681.34
10/31/2005	$13,732.28	$14,226.22
11/30/2005	$14,404.56	$14,916.19
12/31/2005	$14,319.25	$14,847.58
1/31/2006	$15,600.02	$16,179.41
2/28/2006	$15,553.87	$16,134.10
3/31/2006	$16,308.69	$16,916.61
4/30/2006	$16,308.69	$16,913.22
5/31/2006	$15,383.38	$15,962.70
6/30/2006	$15,478.68	$16,064.86
7/31/2006	$14,980.12	$15,542.75
8/31/2006	$15,420.71	$16,002.82
9/30/2006	$15,538.21	$16,135.64
10/31/2006	$16,433.08	$17,065.06
11/30/2006	$16,851.47	$17,507.04
12/31/2006	$16,903.23	$17,564.81
9

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

	Average Annual Return				Cumulative Return

	1 year	3 year	5 year	Since Inception	3 year	5 year	Since Inception

E*TRADE Russell 2000
Index Fund	18.05%	13.00%	10.67%	9.13%	44.30%	66.01%	69.03%

Russell 2000 Index	18.37%	13.56%	11.39%	9.85%	46.44%	71.47%	75.73%
10

The E*TRADE International Index Fund
Management’s Discussion of Fund Performance

The E*TRADE International Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE Free Index (“MSCI Index”). As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Index. The unmanaged MSCI Index is made up of a wide range of foreign securities trading in developed foreign markets, such as Europe, Australia, New Zealand, Singapore and countries in the Far East.

Foreign stock markets had extremely strong returns for the year, both in absolute terms and relative to the 15.8% return for the S&P 500 Index. The Fund posted a 25.91% return for 2006, compared to the 26.86% return for the MSCI EAFE Index and the 26.34% return for the MSCI EAFE Index (Net Dividends). There were 21 countries in the EAFE universe as of December 31, 2006. Japan and the United Kingdom were the most heavily weighted, with weights of 22.6% and 23.7% respectively, accounting for 47.3% of the Index.

The strongest returns during 2006 came from Spain, Portugal, Ireland and Singapore, all of which posted an annual return exceeding 45%. Japan and New Zealand were the poorest performing countries in the EAFE universe and they had returns in excess of 6% for the year.

Given that it had both the heaviest weight in the Index and strong performance, the United Kingdom made a significant contribution to the Index’s return for the year. Other top contributors included Germany, Australia and France.

The Fund continued to meet its investment objective of closely tracking the total return of the MSCI Index. Cash flows are invested promptly to minimize their impact on total return. The difference between the returns of the Fund and its MSCI benchmark are due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the MSCI Index is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the MSCI Index. NAV rounding occurs because mutual fund prices are carried out to only two decimal places. You should remember that there are special risks inherent with an investment in this Fund and that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains.

The following graph shows the hypothetical return of $10,000 invested in both of the MSCI Index and the E*TRADE International Index Fund from November 1, 1999 to December 31, 2006, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results

11

	E*TRADE International Index Fund	MSCI Index

10/31/1999	$10,000.00	$10,000.00
11/30/1999	$10,348.16	$10,349.50
12/31/1999	$11,290.19	$11,280.44
1/31/2000	$10,487.20	$10,565.71
2/29/2000	$10,758.09	$10,852.15
3/31/2000	$11,173.08	$11,274.94
4/30/2000	$10,571.75	$10,683.69
5/31/2000	$10,406.87	$10,424.82
6/30/2000	$10,727.53	$10,834.93
7/31/2000	$10,288.68	$10,382.79
8/31/2000	$10,376.45	$10,474.99
9/30/2000	$9,882.12	$9,967.06
10/31/2000	$9,657.53	$9,733.63
11/30/2000	$9,276.69	$9,370.66
12/31/2000	$9,605.54	$9,705.95
1/31/2001	$9,605.54	$9,701.38
2/28/2001	$8,862.90	$8,974.75
3/31/2001	$8,276.10	$8,380.53
4/30/2001	$8,854.64	$8,968.34
5/31/2001	$8,540.85	$8,658.93
6/30/2001	$8,175.44	$8,308.07
7/31/2001	$8,027.87	$8,157.53
8/31/2001	$7,821.27	$7,952.61
9/30/2001	$7,052.15	$7,148.92
12

10/31/2001	$7,220.53	$7,331.72
11/30/2001	$7,478.06	$7,602.48
12/31/2001	$7,521.40	$7,647.79
1/31/2002	$7,115.11	$7,242.00
2/28/2002	$7,154.75	$7,293.13
3/31/2002	$7,576.67	$7,691.26
4/30/2002	$7,586.60	$7,746.95
5/31/2002	$7,685.90	$7,852.07
6/30/2002	$7,377.14	$7,542.47
7/31/2002	$6,638.43	$6,798.48
8/31/2002	$6,608.48	$6,784.68
9/30/2002	$5,893.04	$6,057.70
10/31/2002	$6,202.68	$6,383.72
11/30/2002	$6,482.35	$6,674.25
12/31/2002	$6,260.18	$6,450.33
1/31/2003	$5,998.08	$6,181.54
2/28/2003	$5,856.94	$6,040.23
3/31/2003	$5,741.16	$5,926.07
4/30/2003	$6,308.19	$6,513.70
5/31/2003	$6,682.84	$6,914.42
6/30/2003	$6,848.17	$7,085.55
7/31/2003	$7,011.71	$7,258.16
8/31/2003	$7,175.25	$7,434.68
9/30/2003	$7,392.70	$7,665.37
10/31/2003	$7,854.10	$8,143.62
11/30/2003	$8,018.16	$8,325.87
12/31/2003	$8,639.90	$8,976.70
1/31/2004	$8,742.63	$9,104.26
2/29/2004	$8,948.10	$9,315.94
3/31/2004	$8,990.04	$9,372.02
4/30/2004	$8,793.71	$9,167.99
5/31/2004	$8,824.71	$9,207.69
6/30/2004	$9,036.97	$9,413.20
7/31/2004	$8,745.79	$9,108.97
8/31/2004	$8,808.19	$9,151.23
9/30/2004	$9,005.83	$9,391.73
10/31/2004	$9,319.26	$9,712.55
11/30/2004	$9,893.88	$10,378.73
12/31/2004	$10,314.77	$10,834.57
1/31/2005	$10,115.60	$10,636.30
2/28/2005	$10,524.42	$11,097.91
3/31/2005	$10,261.91	$10,823.79
4/30/2005	$10,050.98	$10,581.34
5/31/2005	$10,029.88	$10,597.21
6/30/2005	$10,146.48	$10,742.39
7/31/2005	$10,466.22	$11,072.18
8/31/2005	$10,817.94	$11,355.63
9/30/2005	$11,238.42	$11,863.23
10/31/2005	$10,938.73	$11,518.01
11/30/2005	$11,152.80	$11,802.50
12/31/2005	$11,699.62	$12,352.50
1/31/2006	$12,408.68	$13,112.18
2/28/2006	$12,344.22	$13,084.64
3/31/2006	$12,788.16	$13,522.98
4/30/2006	$13,393.00	$14,178.84
5/31/2006	$12,917.77	$13,645.72
13

6/30/2006	$12,860.97	$13,651.18
7/31/2006	$13,002.90	$13,787.69
8/31/2006	$13,352.26	$14,170.99
9/30/2006	$13,378.70	$14,195.08
10/31/2006	$13,883.55	$14,748.69
11/30/2006	$14,300.61	$15,194.10
12/31/2006	$14,730.75	$15,671.19

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

	Average Annual Return				Cumulative Return

	1 year	3 year	5 year	Since Inception	3 year	5 year	Since Inception

E*TRADE International
Index Fund	25.91%	19.46%	14.39%	6.03%	70.49%	95.85%	52.32%

MSCI Index	26.34%	19.93%	14.98%	7.90%	72.48%	100.94%	52.77%
14

The E*TRADE Technology Index Fund
Management’s Discussion of Fund Performance

The E*TRADE Technology Index Fund (“Fund”) seeks to match as closely as possible, before fees and expenses, the performance of the Goldman Sachs Technology Composite. As an index fund, the Fund uses a passive management approach. All investment decisions are based on the goal of producing returns equivalent to the Goldman Sachs Technology Composite. The unmanaged Goldman Sachs Technology Composite is one of the broadest measures of U.S. traded technology stocks available.

The Fund earned a return of 7.6% for the year, compared to the 9.0% return for the Goldman Sachs Technology Composite. The Goldman Sachs Technology Composite is composed of six sub-indices measuring hardware, semiconductors, software, services, multimedia and the internet. The hardware index earned the greatest return with a 30.4% positive return for the year. Research in Motion, a component of the Goldman Sachs Technology Composite, was the primary contributor to performance with an annual return of 93.6%.

The internet index component of the Goldman Sachs Technology Composite was the lowest performer with a 2006 return of -2.7%. Yahoo was the greatest detractor from performance of the internet index with a total return of -34.8%.

The Fund continued to meet its investment objective of closely tracking the total return of the Goldman Sachs Technology Composite by replicating the holdings represented in the Composite, with the weight of each of the Fund’s holdings monitored closely relative to its weight in the Composite. Cash flows are invested promptly to minimize their impact on returns. The difference between the returns of the Fund and its benchmark is due in part to the fact that expenses are deducted from the Fund before its return is calculated. Since the Goldman Sachs Technology Composite is not an actual mutual fund, direct investment in it is not possible and there are no expenses charged against its return. NAV rounding may also contribute, either positively or negatively, to the difference between the Fund’s return and the return of the Goldman Sachs Technology Index. NAV rounding occurs because mutual fund prices are carried out to only two decimal places. You should remember that there are special risks inherent with an investment in this Fund, that past performance is no guarantee of future results and that the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance shown includes reinvestment of dividends and capital gains

The following graph shows the hypothetical return of $10,000 invested in both of the Goldman Sachs Technology Composite and the E*TRADE Technology Index Fund from September 1, 1999 to December 31, 2006, and assumes the reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities, which would lower an index’s performance. You cannot invest directly in an index. Past performance is not a guarantee of future results.

15

	E*TRADE Technology Index Fund	Goldman Sachs Technology Composite

8/31/1999	$10,000.00	$10,000.00
9/30/1999	$10,107.01	$10,100.00
10/31/1999	$10,466.93	$10,457.54
11/30/1999	$11,974.71	$11,919.50
12/31/1999	$14,384.73	$14,339.16
1/31/2000	$13,514.15	$13,453.00
2/29/2000	$15,953.78	$15,893.38
3/31/2000	$16,662.39	$16,606.99
4/30/2000	$15,224.93	$15,158.86
5/31/2000	$13,544.52	$13,488.35
6/30/2000	$15,194.56	$15,147.42
7/31/2000	$14,475.83	$14,441.55
8/31/2000	$16,348.58	$16,320.40
9/30/2000	$13,696.36	$13,676.49
10/31/2000	$12,653.70	$12,643.92
11/30/2000	$9,748.41	$9,748.46
12/31/2000	$8,967.32	$8,913.02
1/31/2001	$10,420.01	$10,375.64
2/28/2001	$7,536.48	$7,499.52
3/31/2001	$6,487.93	$6,457.83
4/30/2001	$7,711.24	$7,690.63
5/31/2001	$7,405.41	$7,384.55
6/30/2001	$7,416.34	$7,403.75
16

7/31/2001	$6,881.14	$6,876.60
8/31/2001	$5,985.50	$5,981.27
9/30/2001	$4,775.73	$4,771.26
10/31/2001	$5,536.75	$5,537.52
11/30/2001	$6,474.25	$6,481.67
12/31/2001	$6,363.96	$6,366.94
1/31/2002	$6,341.90	$6,359.94
2/28/2002	$5,492.64	$5,510.25
3/31/2002	$5,889.69	$5,902.58
4/30/2002	$5,161.75	$5,179.51
5/31/2002	$4,941.17	$4,968.19
6/30/2002	$4,246.32	$4,265.69
7/31/2002	$3,805.14	$3,834.00
8/31/2002	$3,761.02	$3,784.54
9/30/2002	$3,077.20	$3,109.00
10/31/2002	$3,749.99	$3,788.32
11/30/2002	$4,411.76	$4,451.65
12/31/2002	$3,761.02	$3,803.05
1/31/2003	$3,727.93	$3,769.58
2/28/2003	$3,783.08	$3,827.25
3/31/2003	$3,738.96	$3,784.01
4/30/2003	$4,124.99	$4,178.68
5/31/2003	$4,577.20	$4,645.02
6/30/2003	$4,566.17	$4,633.41
7/31/2003	$4,830.87	$4,899.36
8/31/2003	$5,161.75	$5,238.40
9/30/2003	$5,073.52	$5,161.92
10/31/2003	$5,580.87	$5,665.72
11/30/2003	$5,669.11	$5,775.07
12/31/2003	$5,768.37	$5,864.01
1/31/2004	$6,022.05	$6,139.61
2/29/2004	$5,845.58	$5,965.86
3/31/2004	$5,680.14	$5,801.21
4/30/2004	$5,338.22	$5,463.00
5/31/2004	$5,636.02	$5,766.19
6/30/2004	$5,779.40	$5,908.04
7/31/2004	$5,227.93	$5,347.96
8/31/2004	$4,974.25	$5,081.63
9/30/2004	$5,139.70	$5,257.45
10/31/2004	$5,415.43	$5,536.62
11/30/2004	$5,713.22	$5,848.89
12/31/2004	$5,892.14	$6,035.47
1/31/2005	$5,503.77	$5,636.53
2/28/2005	$5,514.87	$5,647.80
3/31/2005	$5,370.61	$5,510.56
4/30/2005	$5,093.21	$5,228.97
5/31/2005	$5,559.25	$5,704.28
6/30/2005	$5,448.29	$5,591.91
7/31/2005	$5,814.47	$5,968.24
8/31/2005	$5,758.98	$5,917.51
9/30/2005	$5,825.56	$5,976.69
10/31/2005	$5,714.60	$5,870.30
11/30/2005	$6,091.87	$6,257.15
12/31/2005	$5,980.91	$6,141.40
1/31/2006	$6,202.84	$6,369.24
2/28/2006	$6,102.97	$6,271.16
17

3/31/2006	$6,236.13	$6,412.26
4/30/2006	$6,191.74	$6,369.94
5/31/2006	$5,725.70	$5,902.38
6/30/2006	$5,648.02	$5,820.93
7/31/2006	$5,403.90	$5,571.79
8/31/2006	$5,814.47	$6,007.51
9/30/2006	$6,047.49	$6,248.41
10/31/2006	$6,291.61	$6,498.35
11/30/2006	$6,513.53	$6,732.94
12/31/2006	$6,435.86	$6,691.87

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares. Past performance is not a guarantee of future results.

	Average Annual Return				Cumulative Return

	1 year	3 year	5 year	Since Inception	3 year	5 year	Since Inception

E*TRADE Technology
Index Fund	7.61%	3.72%	0.22%	(5.44)%	11.57%	1.13%	(33.84)%
Goldman Sachs

Technology Composite	8.98%	4.59%	1.05%	(4.58)%	14.43%	5.38%	(29.39)%
18

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMMON STOCKS – 98.0%

AEROSPACE & DEFENSE – 2.4%

Boeing Co. (The)	20,620	$1,831,880
General Dynamics Corp.	10,552	784,541
Goodrich Corp.	3,208	146,124
Honeywell International, Inc.	21,292	963,250
L-3 Communications Holdings, Inc.	3,258	266,439
Lockheed Martin Corp.	9,285	854,870
Northrop Grumman Corp.	9,007	609,774
Raytheon Co.	11,543	609,471
Rockwell Collins, Inc.	4,409	279,046
United Technologies Corp.	26,173	1,636,336

		7,981,731

AIR FREIGHT & LOGISTICS – 0.9%

FedEx Corp.	7,996	868,525
Ryder System, Inc.	1,594	81,390
United Parcel Service, Inc., Class B	27,995	2,099,065

		3,048,980

AIRLINE – 0.1%

Southwest Airlines Co.	20,649	316,343

AUTO COMPONENTS – 0.2%

Goodyear Tire & Rubber Co. (The) (a)	4,561	95,735
Johnson Controls, Inc.	5,105	438,622

		534,357

AUTOMOBILES – 0.4%

Ford Motor Co.	49,258	369,928
General Motors Corp.	14,749	453,089
Harley-Davidson, Inc.	6,745	475,320

		1,298,337

BEVERAGES – 2.0%

Anheuser-Busch Cos., Inc.	20,049	986,411
Brown-Forman Corp., Class B	2,020	133,805
Coca-Cola Co. (The)	53,175	2,565,694
Coca-Cola Enterprises, Inc.	7,090	144,778
Constellation Brands, Inc., Class A (a)	5,425	157,433
Molson Coors Brewing Co., Class B	1,174	89,741
Pepsi Bottling Group, Inc.	3,494	107,999
PepsiCo, Inc.	42,821	2,678,453

		6,864,314

BIOTECHNOLOGY – 1.4%

Amgen, Inc. (a)	30,420	2,077,990
Applera Corp. –Applied Biosystems Group	4,688	172,003
Biogen Idec, Inc. (a)	8,839	434,790
Celgene Corp (a)	9,712	558,731
Genzyme Corp. (a)	6,854	422,069
Gilead Sciences, Inc. (a)	11,991	778,576
MedImmune, Inc. (a)	6,159	199,367

		4,643,526

BUILDING PRODUCTS – 0.1%

American Standard Cos., Inc.	4,488	205,775
Masco Corp.	10,241	305,898

		511,673

CAPITAL MARKETS – 3.8%

Ameriprise Financial, Inc.	6,270	341,715
Bank of New York Co., Inc. (The)	19,928	784,565
Bear Stearns Cos., Inc. (The)	3,059	497,944
Charles Schwab Corp. (The)	26,603	514,502
E*TRADE Financial Corp. (b)(a)	10,989	246,373
Federated Investors, Inc., Class B	2,330	78,707
Franklin Resources, Inc.	4,347	478,909
Goldman Sachs Group, Inc. (The)	11,105	2,213,782

	SHARES	VALUE (NOTE 2)

CAPITAL MARKETS (continued)

Janus Capital Group, Inc.	5,316	$114,773
Legg Mason, Inc.	3,427	325,736
Lehman Brothers Holdings, Inc.	13,820	1,079,618
Mellon Financial Corp.	10,740	452,691
Merrill Lynch & Co., Inc.	23,052	2,146,141
Morgan Stanley	27,576	2,245,514
Northern Trust Corp.	4,821	292,587
State Street Corp.	8,659	583,963
T. Rowe Price Group, Inc.	6,875	300,919

		12,698,439
CHEMICALS – 1.4%

Air Products and Chemicals, Inc.	5,745	403,759
Dow Chemical Co.	24,909	994,865
DuPont (E.I.) de Nemours & Co.	23,986	1,168,358
Eastman Chemical Co.	2,116	125,500
Ecolab, Inc.	4,596	207,739
Hercules, Inc. (a)	2,915	56,289
International Flavors & Fragrances, Inc.	2,029	99,746
Monsanto Co.	14,168	744,245
PPG Industries, Inc.	4,249	272,828
Praxair, Inc.	8,420	499,559
Rohm and Haas Co.	3,692	188,735
Sigma-Aldrich Corp.	1,707	132,668

		4,894,291
COMMERCIAL BANKS – 5.9%

Bank of America Corp.	117,107	6,252,343
BB&T Corp.	14,106	619,676
Comerica, Inc. (b)	4,173	244,872
Commerce Bancorp, Inc./NJ	4,797	169,190
Compass Banshares, Inc.	3,328	198,515
Fifth Third Bancorp	14,553	595,654
First Horizon National Corp.	3,188	133,195
Huntington Bancshares, Inc.	6,110	145,112
KeyCorp	10,375	394,561
M&T Bank Corp.	1,999	244,198
Marshall & Ilsley Corp.	6,652	320,028
National City Corp.	16,469	602,107
PNC Financial Services Group	7,661	567,220
Regions Financial Corp.	19,012	711,049
SunTrust Banks, Inc.	9,235	779,896
Synovus Financial Corp.	8,335	256,968
U.S. Bancorp	45,719	1,654,571
Wachovia Corp.	49,705	2,830,700
Wells Fargo & Co.	88,038	3,130,631
Zions Bancorp.	2,744	226,215

		20,076,701
COMMERICIAL SERVICES & SUPPLIES – 0.8%

Allied Waste Industries, Inc. (a)	6,524	80,180
Apollo Group, Inc.,Class A (a)	3,600	140,292
Avery Dennison Corp.	2,428	164,934
Cintas Corp.	3,513	139,501
Equifax, Inc.	3,257	132,234
H&R Block, Inc.	8,275	190,656
Monster Worldwide, Inc. (a)	3,302	154,005
Pitney Bowes, Inc.	5,699	263,237
R. R. Donnelley & Sons Co.	5,564	197,745
Robert Half International, Inc.	4,407	163,588
Waste Management, Inc.	13,904	511,250
Western Union Co. (The)	19,987	448,109

		2,585,731
COMMUNICATIONS EQUIPMENT – 2.6%

Avaya, Inc. (a)	11,755	164,335

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 19

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMMUNICATIONS EQUIPMENT (continued)

Ciena Corp. (a)	2,172	$60,186
Cisco Systems, Inc. (a)	158,363	4,328,061
Comverse Technology, Inc. (a)	5,196	109,688
Corning, Inc. (a)	40,793	763,237
JDS Uniphase Corp. (a)	5,418	90,264
Juniper Networks, Inc. (a)	14,554	275,653
Motorola, Inc.	63,029	1,295,876
QUALCOMM, Inc.	43,095	1,628,560
Tellabs, Inc. (a)	11,517	118,164

		8,834,024

COMPUTERS & PERIPHERALS – 3.8%

Apple Computer, Inc. (a)	22,179	1,881,666
Cognizant Technology Solutions Corp., Class A (a)	3,697	285,261
Dell, Inc. (a)	59,238	1,486,281
EMC Corp.	57,433	758,116
Hewlett-Packard Co.	71,426	2,942,037
International Business Machines Corp.	39,282	3,816,246
Lexmark International, Inc. (a)	2,580	188,856
NCR Corp. (a)	4,635	198,193
Network Appliance, Inc. (a)	9,748	382,901
QLogic Corp. (a)	4,099	89,850
SanDisk Corp. (a)	5,789	249,101
Sun Microsystems, Inc. (a)	91,782	497,458

		12,775,966

CONSTRUCTION & ENGINEERING – 0.1%

Fluor Corp.	2,253	183,957

CONSTRUCTION MATERIALS – 0.1%

Vulcan Materials Co.	2,482	223,057

CONSUMER FINANCE – 1.0%

American Express Co.	31,417	1,906,069
Capital One Financial Corp.	10,444	802,301
SLM Corp.	10,659	519,840

		3,228,210

CONTAINERS & PACKAGING – 0.2%

Ball Corp.	2,680	116,848
Bemis Co., Inc.	2,696	91,610
Pactiv Corp. (a)	3,549	126,664
Sealed Air Corp.	2,085	135,358
Temple-Inland, Inc.	2,797	128,746

		599,226

DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,407	209,024

DIVERSIFED FINANCIAL SERVICES – 3.9%

Chicago Mercantile Exchange Holdings, Inc.	915	466,421
CIT Group, Inc.	5,115	285,264
Citigroup, Inc.	128,138	7,137,287
JPMorgan Chase & Co.	90,463	4,369,363
Moody’s Corp.	6,091	420,644
Principal Financial Group, Inc.	7,034	412,896

		13,091,875

DIVERSIFIED TELECOMMUNICATIONS SERVICES – 3.4%

Alltel Corp.	9,743	589,257
AT+T, Inc.	100,214	3,582,650
BellSouth Corp.	47,567	2,240,881
CenturyTel, Inc.	2,994	130,718
Citizens Communications Co.	8,253	118,596
Embarq Corp.	3,836	201,620
Qwest Communications International, Inc. (a)	41,935	350,996
Sprint Nextel Corp.	75,492	1,426,044

	SHARES	VALUE (NOTE 2)

DIVERSIFIED TELECOMMUNICATIONS SERVICES (continued)

Verizon Communications, Inc.	76,134	$2,835,230
Windstream Corp	12,196	173,427

		11,649,419

ELECTRIC UTILITIES – 2.2%

Allegheny Energy, Inc. (a)	4,234	194,383
Ameren Corp.	5,296	284,554
American Electric Power Co., Inc.	10,315	439,213
CenterPoint Energy, Inc.	8,020	132,972
Consolidated Edison, Inc.	6,696	321,877
DTE Energy Co.	4,573	221,379
Edison International	8,496	386,398
Entergy Corp.	5,360	494,835
Exelon Corp.	17,497	1,082,889
FirstEnergy Corp.	8,324	501,937
FPL Group, Inc.	10,541	573,641
PG&E Corp.	9,096	430,514
Pinnacle West Capital Corp.	2,559	129,716
PPL Corp.	9,950	356,608
Progress Enery, Inc.	6,628	325,302
Southern Co. (The)	19,369	713,941
TECO Energy, Inc.	5,374	92,594
TXU Corp.	11,976	649,219
Xcel Energy, Inc.	10,443	240,815

		7,572,787

ELECTRICAL EQUIPMENT – 0.5%

American Power Conversion Corp.	4,361	133,403
Cooper Industries, Ltd., Class A	2,354	212,872
Emerson Electric Co.	20,976	924,832
Rockwell Automation, Inc.	4,437	271,012

		1,542,119

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.3%

Agilent Technologies, Inc. (a)	10,513	366,378
Jabil Circuit, Inc.	4,751	116,637
Molex, Inc.	3,638	115,070
Sanmina-SCI Corp. (a)	13,707	47,289
Solectron Corp. (a)	23,527	75,757
Symbol Technologies, Inc.	6,532	97,588
Tektronix, Inc.	2,153	62,803

		881,522

ENERGY EQUIPMENT & SERVICES – 1.5%

Baker Hughes, Inc.	8,364	624,456
BJ Services Co.	7,695	225,618
Halliburton Co.	26,221	814,162
Nabors Industries, Ltd. (a)	7,806	232,463
National-Oilwell Varco, Inc. (a)	4,511	275,983
Noble Corp.	3,528	268,657
Rowan Cos., Inc.	2,840	94,288
Schlumberger, Ltd.	30,725	1,940,591
Transocean, Inc. (a)	7,625	616,786

		5,093,004

FOOD & STAPLES RETAILING – 2.1%

Costco Wholesale Corp.	12,038	636,449
CVS Corp.	21,476	663,823
Kroger Co. (The)	18,587	428,802
Safeway, Inc.	11,437	395,263
Supervalu, Inc.	5,444	194,623
Sysco Corp.	16,119	592,534
Wal-Mart Stores, Inc.	64,129	2,961,477
Walgreen Co.	26,167	1,200,804
Whole Foods Market, Inc.	3,631	170,403

		7,244,178

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 20

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	17,139	$547,762
Campbell Soup Co.	5,679	220,856
ConAgra Foods, Inc.	13,141	354,807
Dean Foods Co. (a)	3,433	145,147
General Mills, Inc.	8,946	515,290
H.J. Heinz Co.	8,527	383,800
Hershey Foods Corp.	4,518	224,996
Kellogg Co.	6,544	327,593
McCormick & Co., Inc.	3,391	130,757
Sara Lee Corp.	19,555	333,022
Tyson Foods, Inc., Class A	6,481	106,613
Wm Wrigley Jr. Co.	5,640	291,701

		3,582,344

GAS UTILITIES – 0.1%

KeySpan Corp.	4,502	185,392
NICOR, Inc.	1,145	53,586
NiSource, Inc.	7,017	169,110
Peoples Energy Corp.	989	44,080

		452,168

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%

Bausch & Lomb, Inc.	1,383	71,999
Baxter International, Inc.	17,066	791,692
Becton, Dickinson & Co.	6,431	451,135
Biomet, Inc.	6,298	259,918
Boston Scientific Corp. (a)	30,750	528,285
C.R. Bard, Inc.	2,662	220,866
Hospira, Inc. (a)	4,038	135,596
Medtronic, Inc.	30,019	1,606,317
Millipore Corp. (a)	1,370	91,242
PerkinElmer, Inc.	3,231	71,825
St. Jude Medical, Inc. (a)	9,217	336,973
Stryker Corp.	7,751	427,157
Thermo Fisher Scientific Inc. (a)	10,641	481,931
Waters Corp. (a)	2,635	129,036
Zimmer Holdings, Inc. (a)	6,244	489,405

		6,093,377

HEALTH CARE PROVIDERS & SERVICES – 2.4%

Aetna, Inc.	13,612	587,766
AmerisourceBergen Corp.	5,009	225,205
Cardinal Health, Inc.	10,561	680,445
Caremark Rx, Inc.	11,121	635,120
CIGNA Corp.	2,638	347,082
Coventry Health Care, Inc. (a)	4,087	204,554
Express Scripts, Inc. (a)	3,543	253,679
Health Management Associates, Inc., Class A	6,181	130,481
Humana, Inc. (a)	4,246	234,846
IMS Health, Inc.	5,183	142,429
Laboratory Corp. of America Holdings (a)	3,220	236,573
Manor Care, Inc.	1,894	88,867
McKesson Corp.	7,700	390,390
Medco Health Solutions, Inc. (a)	7,561	404,060
Patterson Cos., Inc. (a)	3,574	126,913
Quest Diagnostics, Inc.	4,158	220,374
Tenet Healthcare Corp. (a)	12,124	84,504
UnitedHealth Group, Inc.	35,126	1,887,320
WellPoint, Inc. (a)	16,168	1,272,260

		8,152,868

	SHARES	VALUE (NOTE 2)

HOME BUILDERS – 0.1%

D.R. Horton, Inc.	7,196	$190,622

HOTELS, RESTAURANTS & LEISURE – 1.6%

Carnival Corp.	11,604	569,176
Darden Restaurants, Inc.	3,758	150,959
Harrah’s Entertainment, iNC.	4,851	401,275
Hilton Hotels Corp.	10,082	351,862
International Game Technology	8,851	408,916
Marriott International, Inc., Class A	8,839	421,797
McDonald’s Corp.	32,251	1,429,687
Starbucks Corp. (a)	19,716	698,341
Starwood Hotels & Resorts Worldwide, Inc.	5,603	350,187
Wendy’s International, Inc.	2,450	81,071
Wyndham Worldwide Corp. (a)	5,154	165,031
Yum! Brands, Inc.	6,964	409,483

		5,437,785

HOUSEHOLD DURABLES – 0.6%

Black & Decker Corp. (The)	1,774	141,867
Centex Corp.	3,049	171,567
Fortune Brands, Inc.	3,947	337,034
Harman International Industries, Inc.	1,676	167,449
KB Home	2,020	103,586
Leggett & Platt, Inc.	4,647	111,063
Lennar Corp., Class A	3,560	186,758
Newell Rubbermaid	7,123	206,211
Pulte Homes, Inc.	5,445	180,338
Snap-On, Inc.	1,493	71,127
Stanley Works (The)	2,081	104,653
Whirlpool Corp.	2,012	167,036

		1,948,689

HOUSEHOLD PRODUCTS – 2.1%

Clorox Co. (The)	3,888	249,415
Colgate-Palmolive Co.	13,412	874,999
Kimberly-Clark Corp.	11,951	812,071
Procter & Gamble Co. (The)	82,634	5,310,887

		7,247,372

INDUSTRIAL CONGLOMERATES – 4.0%

3M Co.	19,202	1,496,412
General Electric Co.	268,813	10,002,532
Textron, Inc.	3,248	304,565
Tyco International, Ltd.	51,830	1,575,632

		13,379,141

INSURANCE – 4.6%

ACE, Ltd.	8,489	514,179
AFLAC, Inc.	12,895	593,170
Allstate Corp. (The)	16,297	1,061,098
Ambac Financial Group, Inc.	2,724	242,627
American International Group, Inc.	67,795	4,858,190
Aon Corp.	8,090	285,901
Chubb Corp. (The)	10,734	567,936
Cincinnati Financial Corp.	4,456	201,901
Genworth Financial, Inc., Class A	11,705	400,428
Hartford Finlancial Services Group, Inc. (The)	8,265	771,207
Lincoln National Corp.	7,487	497,137
Loews Corp.	11,916	494,156
Marsh & McLennan Cos., Inc.	14,372	440,646
MBIA, Inc.	3,466	253,226
Metlife, Inc.	19,825	1,169,873
Progressive Corp. (The)	19,866	481,154
Prudential Financial, Inc.	12,476	1,071,189
SAFECO Corp.	2,730	170,761

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 21

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

INSURANCE (continued)

St. Paul Travelers Cos., Inc. (The)	17,994	$966,098
Torchmark Corp.	2,545	162,269
UnumProvident Corp.	8,811	183,093
XL Capital, Ltd., Class A	4,638	334,029

		15,720,268

INTERNET & CATALOG RETAIL – 0.4%

Amazon.Com, Inc. (a)	8,083	318,955
eBay, Inc. (a)	30,222	908,776
IAC/ InterActiveCorp. (a)	5,745	213,484

		1,441,215

INTERNET SOFTWARE & SERVICES – 1.0%

Google, Inc., Class A (a)	5,588	2,573,162
VeriSign, Inc. (a)	6,306	151,660
Yahoo!, Inc. (a)	31,978	816,718

		3,541,540

IT SERVICES – 0.9%

Affiliated Computer Services, Inc., Class A (a)	3,050	148,962
Automatic Data Processing, Inc.	14,292	703,881
Computer Sciences Corp. (a)	4,417	235,735
Convergys Corp. (a)	3,571	84,918
Electronic Data Systems Corp.	13,316	366,856
Fidelity National Information Services, Inc.	4,185	167,777
First Data Corp.	19,970	509,634
Fiserv, Inc. (a)	4,482	234,947
Paychex, Inc.	8,708	344,314
Sabre Holdings Corp.	3,390	108,107
Unisys Corp. (a)	8,843	69,329

		2,974,460

LEISURE EQUIPMENT & PRODUCTS – 0.2%

Brunswick Corp.	2,385	76,082
Eastman Kodak Co.	7,389	190,636
Hasbro, Inc.	4,208	114,668
Mattel, Inc.	9,724	220,346

		601,732

MACHINERY – 1.4%

Caterpillar, Inc.	16,964	1,040,402
Cummins, Inc.	1,352	159,779
Danaher Corp.	6,180	447,679
Deere & Co.	6,029	573,177
Dover Corp.	5,235	256,620
Eaton Corp.	3,858	289,890
Illinois Tool Works, Inc.	10,939	505,273
Ingersoll-Rand Co., Ltd., Class A	7,995	312,844
ITT Industries, Inc.	4,750	269,895
PACCAR, Inc.	6,413	416,204
Pall Corp.	3,211	110,940
Parker-Hannifin Corp.	3,092	237,713
Terex Corp. (a)	2,600	167,908

		4,788,324

MEDIA – 3.7%

CBS Corp., Class B	20,380	635,448
Clear Channel Communications, Inc.	12,767	453,739
Comcast Corp., Class A (a)	54,271	2,297,292
DIRECTV Group Inc., (The) (a)	20,102	501,344
Dow Jones & Co., Inc.	1,671	63,498
E.W. Scripps Co., Class A	2,143	107,021
Gannett Co., Inc.	6,080	367,597
Interpublic Group Cos., Inc. (The) (a)	11,340	138,802
McGraw-Hill Cos., Inc. (The)	9,236	628,233
Meredith Corp.	1,001	56,406

	SHARES	VALUE (NOTE 2)

MEDIA (continued)

New York Times Co. (The), Class A	3,717	$90,546
News Corp., Inc., Class A	61,040	1,311,139
Omnicon Group Inc.	4,419	461,962
Time Warner, Inc.	104,112	2,267,559
Tribune Co.	4,904	150,945
Univision Communications, Inc., Class A (a)	6,454	228,601
Viacom, Inc., Class B (a)	18,251	748,839
Walt Disney Co. (The)	53,940	1,848,524

		12,357,495

METALS & MINING – 0.9%

Alcoa, Inc.	22,612	678,586
Allegheny Technologies Inc.	2,587	234,589
Freeport-McMoRan Copper & Gold, Inc., Class B	5,054	281,659
Newmont Mining Corp.	11,740	530,061
Nucor Corp.	7,931	433,509
Phelps Dodge Corp.	5,319	636,791
United States Steel Corp.	3,089	225,929

		3,021,124

MULTI-LINE RETAIL – 1.1%

Big Lots, Inc. (a)	2,800	64,176
Dillard’s Inc., Class A	1,555	54,378
Dollar General Corp.	8,025	128,882
Family Dollar Stores, Inc.	3,900	114,387
Federated Department Stores, Inc.	13,695	522,190
J. C. Penney Co., Inc. (Holding Co.)	5,867	453,871
Kohl’s Corp. (a)	8,528	583,571
Nordstrom, Inc.	5,875	289,873
Sears Holding Corp. (a)	2,139	359,202
Target Corp.	22,397	1,277,749

		3,848,279

MULTI-UTILITIES & UNREGULATED POWER – 1.0%

AES Corp. (The) (a)	17,320	381,733
CMS Energy Corp. (a)	5,700	95,190
Constellation Energy Group, Inc.	4,694	323,276
Dominion Resources, Inc.	9,224	773,340
Duke Energy Corp.	32,746	1,087,495
Dynegy, Inc., Class A (a)	9,730	70,445
Public Service Enterprise Group, Inc.	6,576	436,515
Sempra Energy	6,836	383,089

		3,551,083

OFFICE ELECTRONICS – 0.1%

Xerox Corp. (a)	25,165	426,547

OIL & GAS – 8.2%

Anadarko Petroleum Corp.	11,989	521,761
Apache Corp.	8,590	571,321
Ashland, Inc.	1,470	101,695
Chesapeake Energy Corp.	10,845	315,047
ChevronTexaco Corp.	56,849	4,180,107
ConocoPhillips	42,918	3,087,950
Consol Energy, Inc.	4,716	151,525
Devon Energy Corp.	11,526	773,164
El Paso Corp.	18,395	281,076
EOG Resources, Inc.	6,349	396,495
Exxon Mobil Corp.	152,098	11,655,270
Hess Corp.	7,059	349,915
Kinder Morgan, Inc.	2,756	291,447
Marathon Oil Corp.	9,214	852,295
Murphy Oil Corp.	4,806	244,385
Occidental Petroleum Corp.	22,466	1,097,015
Peabody Energy Corp.	6,800	274,788

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 22

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

OIL & GAS (continued)

Questar Corp.	2,200	$182,710
Smith Interational	5,157	211,798
Sunoco, Inc.	3,167	197,494
Valero Energy Corp.	15,766	806,588
Weatherford International, Ltd. (a)	8,901	371,973
Williams Cos., Inc. (The)	15,551	406,192
XTO Energy, Inc.	9,542	448,951

		27,770,962

PAPER & FOREST PRODUCTS – 0.3%

International Paper Co.	11,864	404,562
MeadWestvaco Corp.	4,660	140,080
Weyerhauser Co.	6,168	435,769

		980,411

PERSONAL PRODUCTS – 0.1%

Avon Products, Inc.	11,516	380,488
Estee Lauder Cos., Inc. (The), Class A	3,323	135,645

		516,133

PHARMACEUTICALS – 6.2%

Abbott Laboratories	40,026	1,949,666
Allergan, Inc.	4,009	480,038
Barr Pharmaceuticals, Inc. (a)	2,734	137,028
Bristol-Myers Squibb Co.	51,288	1,349,900
Eli Lilly & Co.	25,673	1,337,563
Forest Laboratories, Inc. (a)	8,179	413,857
Johnson & Johnson	75,609	4,991,706
King Pharmaceuticals, Inc. (a)	6,253	99,548
Merck & Co., Inc.	56,615	2,468,414
Mylan Laboratories, Inc.	5,423	108,243
Pfizer, Inc.	188,033	4,870,055
Schering-Plough Corp.	38,662	913,970
Watson Pharmaceuticals, Inc. (a)	2,629	68,433
Wyeth	35,119	1,788,260

		20,976,681

REAL ESTATE – 1.2%

Apartment Investment & Management Co., Class A	2,504	140,274
Archstone-Smith Trust	5,694	331,448
Boston Properties, Inc.	3,046	340,786
CB Richard Ellis Group, Inc. (a)	4,717	156,604
Equity Office Properties Trust	9,166	441,526
Equity Residential	7,618	386,614
Kimco Realty Corp.	5,894	264,935
Plum Creek Timber Co., Inc.	4,610	183,709
Prologis	6,452	392,088
Public Storage, Inc.	3,195	311,513
Realogy Corp. (a)	5,491	166,487
Simon Property Group, Inc.	5,770	584,443
Vornado Realty Trust	3,367	409,091

		4,109,518

ROAD & RAIL – 0.7%

Burlington Northern Santa Fe Corp.	9,311	687,245
CSX Corp.	11,410	392,846
Norfolk Southern Corp.	10,350	520,501
Union Pacific Corp.	7,033	647,177

		2,247,769

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%

Advanced Micro Devices, Inc. (a)	14,306	291,127
Altera Corp. (a)	9,243	181,902
Analog Devices, Inc.	8,918	293,135
Applied Materials, Inc.	36,219	668,241
Broadcom Corp., Class A (a)	12,229	395,119
Intel Corp.	150,365	3,044,891

	SHARES	VALUE (NOTE 2)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)

KLA-Tencor Corp.	5,121	$254,770
Linear Technology Corp.	7,749	234,950
LSI Logic Corp. (a)	10,279	92,511
Maxim Integrated Products, Inc.	8,249	252,584
Micron Technology, Inc. (a)	19,673	274,635
National Semiconductor Corp.	7,657	173,814
Novellus Systems, Inc. (a)	3,170	109,111
NVIDA Corp. (a)	9,271	343,120
PMC-Sierra, Inc. (a)	5,376	36,073
Teradyne, Inc.(a)	5,068	75,817
Texas Instruments, Inc.	38,696	1,114,445
Xilinx, Inc.	8,743	208,171

		8,044,416

SOFTWARE – 3.3%

Adobe Systems, Inc. (a)	15,212	625,517
Autodesk, Inc.(a)	5,960	241,141
BMC Software, Inc.(a)	5,273	169,791
CA, Inc.	10,564	239,275
Citrix Systems, Inc. (a)	4,728	127,892
Compuware Corp. (a)	8,678	72,288
Electronic Arts, Inc. (a)	8,044	405,096
Intuit, Inc. (a)	9,092	277,397
Microsoft Corp.	225,594	6,736,237
Novell, Inc. (a)	8,721	54,070
Oracle Corp.(a)	104,324	1,788,113
Symantec Corp.(a)	24,461	510,012

		11,246,829

SPECIALTY RETAIL – 1.9%

AutoNation, Inc.(a)	3,945	84,107
AutoZone, Inc.(a)	1,357	156,815
Bed Bath & Beyond, Inc. (a)	7,260	276,606
Best Buy Co., Inc.	10,459	514,478
Circuit City Stores, Inc.	3,627	68,841
Gap, Inc. (The)	13,854	270,153
Home Depot, Inc. (The)	53,099	2,132,456
Limited Brands, Inc.	8,919	258,116
Lowe’s Cos., Inc.	39,711	1,236,998
Office Depot, Inc. (a)	7,287	278,145
OfficeMax, Inc.	1,908	94,732
RadioShack Corp.	3,491	58,579
Sherwin-Williams Co. (The)	2,898	184,255
Staples, Inc.	18,689	498,996
Tiffany & Co.	3,553	139,420
TJX Cos., Inc. (The)	11,868	338,475

		6,591,172

TEXTILES, APPAREL & LUXURY GOODS – 0.4%

Coach, Inc. (a)	9,583	411,686
Jones Apparel Group, Inc.	2,902	97,014
Liz Claiborne, Inc.	2,654	115,343
NIKE, Inc., Class B	4,927	487,921
V.F. Corp.	2,282	187,306

		1,299,270

THRIFTS & MORTGAGE FINANCE – 1.5%

Countrywide Financial Corp.	16,196	687,520
Federal Home Loan Mortgage Corp.	18,071	1,227,021
Federal National Mortgage Corp.	25,427	1,510,109
MGIC Investment Corp.	2,172	135,837
Sovereign Bancorp, Inc.	9,225	234,223
Washington Mutual, Inc.	24,649	1,121,283

		4,915,993

TOBACCO – 1.5%

Altria Group, Inc.	54,656	4,690,578

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 23

E*TRADE S&P 500 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

TOBACCO (continued)

Reynolds American, Inc.	4,409	$288,657
UST, Inc.	4,137	240,774

		5,220,009

TRADING COMPANIES & DISTRIBUTORS – 0.0%

W.W. Grainger, Inc.	1,936	135,404

WIRELESS TELECOMMUNICATION SERVICES – 0.0%

ADC Telecommunications, Inc. (a)	3,015	43,808

TOTAL COMMON STOCKS
(Cost $274,106,378)		331,437,599

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 1.7%

BlackRock Liquidity Funds TempCash Portfolio	5,038,667	5,038,667
U. S. Treasury Bill 4.76%(c), 02/01/07 (d)	$750,000	746,861

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,785,489)		5,785,528
TOTAL INVESTMENTS - 99.7%
(Cost $279,891,867)		$337,223,127

OTHER ASSETS LESS LIABILITIES - 0.3%		1,006,178

TOTAL NET ASSETS - 100.0%		$338,229,305

(a)	Non-income producing.

(b)	Affiliated Issuers.

(c)	Yield to Maturity.

(d)	See Note 6 regarding futures contracts.

INDUSTRY	VALUE	% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE	$7,981,731	2.4%
AIR FREIGHT & LOGISTICS	3,048,980	0.9%
AIRLINES	316,343	0.1%
AUTO COMPONENTS	534,357	0.2%
AUTOMOBILES	1,298,337	0.4%
BEVERAGES	6,864,314	2.0%
BIOTECHNOLOGY	4,643,526	1.4%
BUILDING PRODUCTS	511,673	0.1%
CAPITAL MARKETS	12,698,439	3.8%
CHEMICALS	4,894,291	1.4%
COMMERCIAL BANKS	20,076,701	5.9%
COMMERICIAL SERVICES & SUPPLIES	2,585,731	0.8%
COMMUNICATIONS EQUIPMENT	8,834,024	2.6%
COMPUTERS & PERIPHERALS	12,775,966	3.8%
CONSTRUCTION & ENGINEERING	183,957	0.1%
CONSTRUCTION MATERIALS	223,057	0.1%
CONSUMER FINANCE	3,228,210	1.0%
CONTAINERS & PACKAGING	599,226	0.2%
DISTRIBUTORS	209,024	0.1%
DIVERSIFED FINANCIAL SERVICES	13,091,875	3.9%
DIVERSIFIED TELECOMMUNICATIONS SERVICES	11,649,419	3.4%
ELECTRIC UTILITIES	7,572,787	2.2%
ELECTRICAL EQUIPMENT	1,542,119	0.5%
ELECTRONIC EQUIPMENT & INSTRUMENTS	881,522	0.3%
ENERGY EQUIPMENT & SERVICES	5,093,004	1.5%
FOOD & STAPLES RETAILING	7,244,178	2.1%
FOOD PRODUCTS	3,582,344	1.1%
GAS UTILITIES	452,168	0.1%
HEALTH CARE EQUIPMENT & SUPPLIES	6,093,377	1.8%
HEALTH CARE PROVIDERS & SERVICES	8,152,868	2.4%
HOME BUILDERS	190,622	0.1%
HOTELS, RESTAURANTS & LEISURE	5,437,785	1.6%
HOUSEHOLD DURABLES	1,948,689	0.6%
HOUSEHOLD PRODUCTS	7,247,372	2.1%
INDUSTRIAL CONGLOMERATES	13,379,141	4.0%
INSURANCE	15,720,268	4.6%
INTERNET & CATALOG RETAIL	1,441,215	0.4%
INTERNET SOFTWARE & SERVICES	3,541,540	1.0%
IT SERVICES	2,974,460	0.9%
LEISURE EQUIPMENT & PRODUCTS	601,732	0.2%
MACHINERY	4,788,324	1.4%
MEDIA	12,357,495	3.7%
METALS & MINING	3,021,124	0.9%
MULTI-LINE RETAIL	3,848,279	1.1%
MULTI-UTILITIES & UNREGULATED POWER	3,551,083	1.0%
OFFICE ELECTRONICS	426,547	0.1%
OIL & GAS	27,770,962	8.2%
PAPER & FOREST PRODUCTS	980,411	0.3%
PERSONAL PRODUCTS	516,133	0.1%
PHARMACEUTICALS	20,976,681	6.2%
REAL ESTATE	4,109,518	1.2%
ROAD & RAIL	2,247,769	0.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,044,416	2.4%
SOFTWARE	11,246,829	3.3%
SPECIALTY RETAIL	6,591,172	1.9%
TEXTILES, APPAREL & LUXURY GOODS	1,299,270	0.4%
THRIFTS & MORTGAGE FINANCE	4,915,993	1.5%
TOBACCO	5,220,009	1.5%
TRADING COMPANIES & DISTRIBUTORS	135,404	0.0%
WIRELESS TELECOMMUNICATION SERVICES	43,808	0.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS
LESS LIABILITIES	6,791,706	2.0%

	$338,229,305	100.00%

The accompanying notes are an integral part of these Financial Statements

E*TRADE S&P 500 Index Fund – 24

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMMON STOCKS – 96.8%

ADVERTISING – 0.4%

ADVO, Inc.	2,822	$91,997
aQuantive, Inc. (a)	6,769	166,924
Catalina Marketing Corp.	4,104	112,860
Gaiam, Inc. (a)	1,440	19,699
Marchex, Inc. (a)	2,049	27,416
Sitel Corp. (a)	5,044	21,286
ValueVision Media, Inc., Class A (a)	2,709	35,596

		475,778

AEROSPACE/DEFENSE – 1.1%

AAR Corp. (a)	3,241	94,605
ARGON ST, Inc. (a)	1,135	24,448
BE Aerospace, Inc. (a)	6,885	176,807
Curtiss-Wright Corp.	3,894	144,389
Esterline Technologies Corp. (a)	2,255	90,718
GenCorp., Inc. (a)	4,916	68,922
HEICO Corp.	1,830	71,059
Herley Industries, Inc. (a)	1,286	20,820
Innovative Solutions & Support (a)	1,066	18,154
K & F Industries Holdings, Inc. (a)	1,666	37,835
Kaman Corp.	2,135	47,802
Ladish Co., Inc. (a)	1,246	46,202
Moog, Inc., Class A (a)	3,267	124,767
MTC Technologies, Inc. (a)	900	21,195
Orbital Sciences Corp. (a)	5,307	97,861
Sequa Corp., Class A (a)	597	68,691
Teledyne Technologies, Inc. (a)	3,044	122,156
TransDigm Group, Inc. (a)	982	26,033
Triumph Group, Inc.	1,414	74,136
United Industrial Corp.	837	42,478

		1,419,078

AGRICULTURE – 0.3%

Alico, Inc.	338	17,113
Alliance One International, Inc. (a)	8,445	59,622
Andersons, Inc. (The)	1,258	53,327
Delta & Pine Land Co.	3,163	127,943
Maui Land & Pineapple Co., Inc. (a)	285	9,667
Tejon Ranch Co. (a)	968	54,053

		321,725

AIRLINES – 0.6%

Airtran Holdings, Inc. (a)	8,070	94,742
Alaska Air Group, Inc. (a)	3,524	139,198
Alaska Communications Systems Group, Inc.	3,730	56,659
ExpressJet Holdings, Inc. (a)	4,396	35,608
Frontier Airlines Holdings, Inc. (a)	3,217	23,806
JetBlue Airways Corp. (a)	15,444	219,305
Mesa Air Group, Inc. (a)	3,008	25,778
Republic Airways Holdings, Inc. (a)	2,890	48,494
SkyWest, Inc.	5,661	144,412

		788,002

APPAREL – 1.2%

Cache, Inc. (a)	1,087	27,436
Carter’s, Inc. (a)	4,314	110,007
Cherokee, Inc.	668	28,664
Columbia Sportswear Co.	1,170	65,169
CROCS,Inc. (a)	881	38,059
Deckers Outdoor Corp. (a)	971	58,212
Gymboree Corp. (a)	2,958	112,877
Hartmarx Corp. (a)	2,732	19,288
Iconix Brand Group, Inc. (a)	4,245	82,311
K-Swiss, Inc., Class A	2,300	70,702

	SHARES	VALUE (NOTE 2)

APPAREL (continued)

Maidenform Brands, Inc. (a)	1,292	$23,411
Oxford Industries, Inc.	1,345	66,779
Phillips-Van Heusen Corp.	4,907	246,184
Quiksilver, Inc. (a)	10,850	170,888
Skechers U.S.A., Inc., Class A (a)	955	31,811
Stride Rite Corp.	3,264	49,221
Timberland Co., Class A (a)	4,448	140,468
True Religion Apparel, Inc. (a)	1,171	17,928
Volcom, Inc. (a)	1,165	34,449
Warnaco Group, Inc. (The) (a)	4,180	106,088
Weyco Group, Inc.	611	15,183

		1,515,135

AUTO MANUFACTURERS – 0.4%

A.S.V., Inc. (a)	1,800	29,286
Aftermarket Technology Corp. (a)	1,933	41,134
CLARCOR, Inc.	4,604	155,661
Navistar International Corp. (a)	5,522	184,601
Smith (A.O.) Corp.	1,820	68,359
Wabash National Corp.	2,769	41,812

		520,853

AUTO PARTS & EQUIPMENT – 0.8%

Accuride Corp. (a)	1,951	21,968
American Axle & Manufacturing Holdings	4,612	87,582
ArvinMeritor, Inc.	6,265	114,211
Bandag, Inc.	998	50,329
Commercial Vehicle Group, Inc. (a)	1,866	40,679
Cooper Tire & Rubber Co.	5,453	77,978
Fuel Systems Solutions, Inc. (a)	994	21,947
Lear Corp.	5,986	176,767
Miller Industries, Inc. (TN) (a)	848	20,352
Modine Manufacturing Co.	2,984	74,689
Noble International, Ltd.	1,016	20,371
Superior Industries International, Inc.	2,044	39,388
Tenneco Automotive, Inc. (a)	4,023	99,449
Titan International, Inc.	1,472	29,661
United Panam Financial Corp. (a)	908	12,494
Visteon Corp. (a)	11,379	96,494

		984,359

BANKS – 9.6%

1st Source Corp.	1,131	36,339
Alabama National Bancorp	1,465	100,689
AMCORE Financial, Inc.	1,945	63,543
Americanwest Bancorp	1,000	24,220
Ameris Bancorp	1,153	32,492
Anchor BanCorp Wisconsin, Inc.	1,736	50,031
Apollo Investment Corp.	7,218	161,683
Ares Capital Corp.	4,590	87,715
Arrow Financial Corp.	945	23,408
BancFirst Corp.	622	33,588
Bancorp, Inc. (a)	941	27,854
BancTrust Financial Group, Inc.	866	22,100
Bank Mutual Corp.	5,407	65,479
Bank of Granite Corp.	1,429	27,108
Bank of the Ozarks, Inc.	1,019	33,688
BankAtlantic Bancorp, Inc., Class A	4,196	57,947
BankFinancial Corp.	2,175	38,737
BankUnited Financial Corp., Class A	2,783	77,813
Banner Corp.	1,080	47,887
Berkshire Hills Bancorp, Inc.	765	25,597
BFC Financial Corp. (a)	1,358	8,678
Boston Private Financial Holdings, Inc.	3,134	88,410
Brookline Bancorp, Inc.	5,475	72,106

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 25

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

BANKS (continued)

Cadence Financial Corp.	891	$19,308
Camden National Corp.	586	27,026
Capital City Bank Group, Inc.	1,160	40,948
Capital Corp of The West	842	27,020
Capital Southwest Corp.	243	30,676
Capitol Bancorp, Ltd.	1,192	55,070
Cardinal Financial Corp.	2,064	21,156
Cascade Bancorp	2,501	77,606
Cass Information Systems, Inc.	516	18,669
Cathay General Bancorp	4,578	157,987
Centennial Bank Holdings, Inc. (a)	5,249	49,656
Center Financial Corp.	1,078	25,840
Centerstate Banks of Florida, Inc.	801	16,741
Central Pacific Financial Corp.	2,709	105,001
Charter Financial Corp.	352	18,135
Chemical Financial Corp.	2,228	74,192
Chittenden Corp.	4,160	127,670
Citizens Banking Corp.	3,799	100,673
Citizens First Bancorp, Inc.	748	22,994
City Bank	1,149	41,134
City Holding Co.	1,580	64,606
Clifton Savings Bancorp, Inc.	1,153	14,055
Coastal Financial Corp.	1,485	24,874
CoBiz, Inc.	1,272	28,035
Columbia Bancorp. (Oregon)	878	23,223
Columbia Banking System, Inc.	1,422	49,941
Community Bancorp (Nevada) (a)	740	22,341
Community Bank System, Inc. (California)	2,656	61,088
Community Banks, Inc.	2,118	58,796
Community Trust Bancorp, Inc.	1,336	55,484
Corus Bankshares, Inc.	3,471	80,076
CVB Financial Corp.	5,420	78,373
Dime Community Bancshares	2,215	31,032
Downey Financial Corp.	1,869	135,652
Enterprise Financial Services Corp.	832	27,107
Farmers Capital Bank Corp.	629	21,468
Fidelity Bankshares, Inc.	2,238	88,781
First Bancorp North Carolina	1,049	22,910
First Bancorp Puerto Rico	6,234	59,410
First Busey Corp., Class A	1,352	31,164
First Charter Corp.	3,050	75,030
First Commonwealth Financial Corp.	6,276	84,287
First Community Bancorp	2,046	106,944
First Community Bancshares, Inc.	887	35,090
First Financial Bancorp	2,982	49,531
First Financial Bankshares, Inc.	1,842	77,106
First Financial Corp.	1,183	41,937
First Financial Holdings, Inc.	1,069	41,883
First Indiana Corp.	1,129	28,631
First Merchants Corp.	1,633	44,401
First Midwest Bancorp, Inc.	4,434	171,507
First Niagara Financial Group, Inc.	9,881	146,832
First Place Financial Corp.	1,549	36,386
First Regional Bancorp (California) (a)	703	23,965
First Republic Bank	2,258	88,243
First South Bancorp, Inc. (North Carolina)	724	23,088
First State Bancorp	1,803	44,624
FirstFed Financial Corp. (a)	1,476	98,848
FirstMerit Corp.	7,092	171,201
Flagstar Bancorp, Inc.	3,607	53,528
Flushing Financial Corp. (a)	1,701	29,036
FNB Corp.	5,112	93,396

	SHARES	VALUE (NOTE 2)

BANKS (continued)

FNB Corp. (Virginia)	652	$27,091
Franklin Bank Corp. (a)	2,073	42,579
Fremont General Corp.	5,851	94,845
Frontier Financial Corp.	3,536	103,357
GB&T Bancshares, Inc.	1,211	26,848
Glacier Bancorp, Inc.	4,642	113,450
Great Southern Bancorp, Inc.	931	27,474
Greater Bay Bancorp (a)	4,477	117,879
Greene Cnty Bancshares, Inc.	771	30,632
Hancock Holding Co.	2,401	126,869
Hanmi Financial Corp.	3,615	81,446
Harleysville National Corp.	2,568	49,588
Harris & Harris Group, Inc. (a)	1,845	22,306
Heartland Financial USA, Inc.	1,287	37,130
Heritage Commerce Corp.	1,052	28,025
Home Bancshares, Inc., Cornway, AR	1,009	24,256
Home Federal Bancorp, Inc. (Idaho)	502	8,614
Horizon Financial Corp.	1,099	26,442
IBERIABANK Corp.	863	50,960
Independent Bank Corp. (Massachusetts)	1,339	48,244
Independent Bank Corp. (Michigan)	2,031	51,364
Integra Bank Corp.	1,555	42,794
Interchange Financial Services Corp.	1,560	35,864
International Bancshares Corp.	4,137	127,875
Intervest Bancshares Corp. (a)	429	14,762
Investors Bancorp, Inc. (a)	4,724	74,308
Irwin Financial Corp.	1,791	40,530
ITLA Capital Corp.	493	28,550
Kearny Financial Corp.	1,940	31,156
KNBT Bancorp, Inc.	2,574	43,063
Lakeland Bancorp, Inc.	1,691	25,196
Lakeland Financial Corp.	1,072	27,368
Macatawa Bank Corp.	1,288	27,383
MAF Bancorp, Inc.	2,991	133,668
MainSource Financial Group, Inc.	1,676	28,388
MB Financial, Inc.	2,528	95,078
MBT Financial Corp.	1,313	20,115
Medallion Financial Corp.	1,300	16,081
Mercantile Bank Corp.	711	26,805
MetroCorp Bancshares, Inc.	615	12,940
Mid-State Bancshares	1,983	72,161
Midwest Banc Holdings, Inc.	1,684	39,995
Nara Bancorp, Inc.	1,886	39,455
NASB Financial, Inc.	331	13,687
National Penn Bancshares, Inc.	4,270	86,467
NBT Bancorp, Inc.	3,056	77,959
Net.Bank, Inc.	3,994	18,532
NewAlliance Bancshares, Inc.	9,788	160,523
Northern Empire Bancshares (a)	820	24,223
Northwest Bancorp, Inc.	1,660	45,584
OceanFirst Financial Corp.	772	17,702
Old National Bancorp (Indiana)	5,967	112,896
Old Second Bancorp, Inc.	1,205	35,306
Omega Financial Corp.	1,119	35,718
Oriental Financial Group, Inc.	1,859	24,074
Pacific Capital Bancorp	4,151	139,391
Park National Corp.	1,056	104,544
Partners Trust Financial Group, Inc.	3,998	46,537
PennFed Financial Services, Inc.	799	15,437
Peoples Bancorp, Inc.	942	27,977
PFF Bancorp, Inc.	2,177	75,128
Pinnacle Financial Partners, Inc. (a)	1,362	45,191
Piper Jaffray Cos. (a)	1,652	107,628

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 26

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

BANKS (continued)

Placer Sierra Bancshares	1,041	$24,745
Preferred Bank (California)	376	22,594
Premierwest Bancorp	1,270	20,269
PrivateBancorp, Inc.	1,580	65,775
Prosperity Bancshares, Inc.	2,275	78,510
Provident Bankshares Corp.	2,930	104,308
Provident Financial Services, Inc.	5,743	104,121
Provident New York Bancorp	3,771	56,490
R&G Financial Corp., Class B	2,464	18,850
Renasant Corp.	1,379	42,239
Republic Bancorp, Inc.	6,631	89,253
Republic Bancorp, Inc., Class A	629	15,782
Rockville Financial, Inc.	730	13,030
Roma Financial Corp. (a)	859	14,225
Royal Bancshares of Pennsylvania, Class A	401	10,541
S&T Bancorp, Inc.	2,311	80,122
Sanders Morris Harris Group, Inc.	1,457	18,606
Sandy Spring Bancorp, Inc.	1,316	50,245
Santander BanCorp	347	6,194
SCBF Financial Corp.	771	32,174
Seacoast Banking Corp. of Florida	1,281	31,769
Security Bank Corp.	1,421	32,427
Shore Bancshares, Inc.	743	22,409
Sierra Bancorp	531	15,580
Signature Bank (a)	2,606	80,734
Simmons First National Corp., Class A	1,268	40,005
Smithtown Bancorp, Inc.	692	18,767
Southside Bancshares, Inc.	931	23,955
Southwest Bancorp, Inc.	1,258	35,048
State National Bancshares, inc	935	35,988
Sterling Bancorp (New York)	1,669	32,879
Sterling Bancshares, Inc.	6,094	79,344
Sterling Financial Corp. (Pennsylvania)	2,261	53,518
Sterling Financial Corp. (Washington)	3,670	124,083
Suffolk Bancorp	915	34,889
Sun Bancorp, Inc. (New Jersey) (a)	1,303	27,454
Superior Bancorp (a)	2,755	31,242
Susquehanna Bancshares, Inc.	4,605	123,782
SVB Financial Group (a)	3,159	147,273
SY Bancorp, Inc.	1,092	30,576
Taylor Capital Group, Inc.	530	19,403
Texas Capital Bancshares, Inc. (a)	2,057	40,893
Texas United Bancshares, Inc.	823	28,262
TierOne Corp.	1,613	50,987
Tompkins Trustco, Inc.	589	26,770
TriCo Bancshares	1,225	33,332
TrustCo Bank Corp. (New York)	6,671	74,181
Trustmark Corp.	4,345	142,125
UCBH Holdings, Inc.	8,398	147,469
UMB Financial Corp.	2,811	102,630
Umpqua Holdings Corp.	4,986	146,738
Union Bankshares Corp.	1,176	35,974
United Bankshares, Inc.	3,303	127,661
United Community Banks, Inc.	3,010	97,283
United Community Financial Corp.	2,411	29,511
United Security Bancshares (California)	656	15,810
Univest Corp. of Pennsylvania	1,022	31,151
USB Holding Co., Inc.	1,044	25,160
ViewPoint Financial Group (a)	1,024	17,347
Vineyard National Bancorp	805	18,531
Virginia Commerce Bancorp (a)	1,385	27,534
Virginia Financial Group, Inc.	957	26,786
W Holding Co., Inc.	9,681	57,699

	SHARES	VALUE (NOTE 2)

BANKS (continued)

Washington Trust Bancorp, Inc.	1,022	$28,504
Wauwatosa Holdings, Inc. (a)	872	15,539
WesBanco, Inc.	1,950	65,383
West Bancorporation	1,559	27,719
West Coast Bancorp	1,375	47,630
Westamerica Bancorp	2,794	141,460
Western Alliance Bancorp (a)	1,165	40,507
Westfield Financial, Inc.	325	11,245
Willow Financial Bancorp, Inc.	1,324	19,754
Wilshire Bancorp, Inc.	1,356	25,723
Wintrust Financial Corp.	2,277	109,342
WSFS Financial Corp.	525	35,138
Yardville National Bancorp	866	32,665

		11,979,603

BEVERAGES – 0.1%

Boston Beer Co., Inc., Class A (a)	834	30,007
Coca-Cola Bottling Co. Consolidated	414	28,330
Farmer Brothers Co.	558	11,913
Green Mountain Coffee Roasters, Inc. (a)	404	19,889
Jones Soda Co. (a)	2,240	27,552
National Beverage Corp.	684	9,597
Peet’s Coffee & Tea, Inc. (a)	1,191	31,252

		158,540

BIOTECHNOLOGY – 2.0%

Advanced Magnetics, Inc. (a)	850	50,762
ADVENTRX Pharmaceuticals, Inc. (a)	5,980	17,641
Affymetrix, Inc. (a)	5,997	138,291
Alexion Pharmaceuticals, Inc. (a)	3,138	126,744
Applera Corp. - Celera Genomics Group (a)	6,844	95,748
Arena Pharmaceuticals, Inc. (a)	5,375	69,391
Ariad Pharmaceuticals, Inc. (a)	5,620	28,887
BioCryst Pharmaceuticals, Inc. (a)	1,979	22,877
Cambrex Corp.	2,379	54,051
Coley Pharmaceutical Group, Inc. (a)	1,593	15,436
Cotherix, Inc. (a)	1,668	22,501
Cytokinetics, Inc. (a)	2,686	20,091
deCODE Genetics, Inc. (a)	5,300	24,009
Diversa Corp. (a)	2,624	28,549
Encysive Pharmaceuticals, Inc. (a)	5,532	23,290
Enzo Biochem, Inc. (a)	2,433	34,719
Enzon Pharmaceuticals, Inc. (a)	3,772	32,100
Exelixis, Inc. (a)	8,370	75,330
Genitope Corp. (a)	2,130	7,498
Genomic Health, Inc. (a)	1,105	20,553
GTx, Inc. (a)	1,245	22,211
Human Genome Sciences, Inc. (a)	11,685	145,361
ICOS Corp. (a)	5,804	196,117
Illumina, Inc. (a)	4,085	160,581
Incyte Corp. (a)	7,410	43,274
Integra LifeSciences Holdings Corp. (a)	1,691	72,020
Kendle International, Inc. (a)	1,090	34,281
Keryx Biopharmaceuticals, Inc. (a)	3,833	50,979
Lexicon Genetics, Inc. (a)	6,574	23,732
Lifecell Corp. (a)	2,979	71,913
Martek Biosciences Corp. (a)	2,851	66,542
Maxygen, Inc. (a)	2,539	27,345
Momenta Pharmaceuticals, Inc. (a)	2,223	34,968
Monogram Biosciences, Inc. (a)	11,231	19,991
Myriad Genetics, Inc. (a)	3,509	109,832
Nektar Therapeutics (a)	7,958	121,041
Northfield Laboratories, Inc. (a)	2,178	8,864

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 27

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

BIOTECHNOLOGY (continued)

Northstar Neuroscience, Inc. (a)	982	$14,121
Panacos Pharmaceuticals, Inc. (a)	4,340	17,403
Peregrine Pharmaceuticals, Inc. (a)	16,278	18,882
PRA International (a)	1,589	40,154
Regeneron Pharmaceuticals, Inc. (a)	4,625	92,824
Replidyne, Inc. (a)	424	2,434
Sangamo Biosciences, Inc. (a)	2,413	15,926
Savient Pharmaceuticals, Inc. (a)	4,631	51,914
Sirna Therapeutics, Inc. (a)	3,561	46,329
Telik, Inc. (a)	4,645	20,577

		2,438,084

BUILDING MATERIALS – 0.9%

Aaon, Inc.	807	21,208
Apogee Enterprises, Inc.	2,502	48,314
Builders FirstSource, Inc. (a)	1,339	23,874
Ceradyne, Inc. (a)	2,384	134,696
Drew Industries, Inc. (a)	1,646	42,812
ElkCorp	1,820	74,784
Genlyte Group, Inc. (The) (a)	2,205	172,233
Goodman Global, Inc. (a)	2,031	34,933
Interline Brands, Inc. (a)	2,410	54,153
LSI Industries, Inc.	1,907	37,854
NCI Building Systems, Inc. (a)	1,818	94,082
PGT, Inc. (a)	864	10,930
Simpson Manufacturing Co., Inc.	3,290	104,128
Texas Industries, Inc.	2,056	132,057
Trex Co., Inc. (a)	1,051	24,057
Universal Forest Products, Inc.	1,490	69,464
US Concrete, Inc. (a)	2,879	20,498

		1,100,077

CHEMICALS – 2.2%

American Vanguard Corp.	1,573	25,011
Arch Chemicals, Inc.	2,129	70,917
Balchem Corp.	1,032	26,502
Bio-Rad Laboratories, Inc., Class A (a)	1,655	136,570
Cabot Microelectronics Corp. (a)	2,152	73,039
Calgon Carbon Corp. (a)	3,423	21,223
CF Industries Holdings, Inc.	4,892	125,431
Ferro Corp.	3,794	78,498
Georgia Gulf Corp. (a)	3,041	58,722
H.B. Fuller Co. (a)	5,229	135,013
Hercules, Inc. (a)	10,102	195,070
Innophos Holdings, Inc. (a)	706	10,364
Innospec, Inc.	1,093	50,879
Kronos Worldwide, Inc.	221	7,196
MacDermid, Inc.	2,459	83,852
Minerals Technologies, Inc.	1,767	103,882
Myers Industries, Inc.	2,370	37,114
Newmarket Corp.	1,531	90,405
NL Industries, Inc.	632	6,535
Nuco2, Inc. (a)	1,379	33,910
Olin Corp.	6,429	106,207
OM Group, Inc. (a)	2,606	118,000
Omnova Solutions, Inc. (a)	3,570	16,351
Pioneer Cos., Inc. (a)	1,046	29,978
PolyOne Corp. (a)	8,225	61,687
Raven Industries, Inc.	1,430	38,324
Rockwood Holdings, Inc. (a)	3,129	79,038
Rogers Corp. (a)	1,549	91,623
Schulman (A.), Inc.	2,153	47,904
Sensient Technologies Corp.	4,120	101,352
Spartech Corp.	2,849	74,701
Stepan Co.	547	17,323

	SHARES	VALUE (NOTE 2)

CHEMICALS (continued)

SurModics, Inc. (a)	1,416	$44,066
Symyx Technologies, Inc. (a)	2,999	64,748
Terra Industries, Inc. (a)	8,461	101,363
Tronox, Inc., Class B	3,673	57,997
UAP Holding Corp.	4,526	113,965
Valley National Gases, Inc. (a)	196	5,184
W.R. Grace & Co. (a)	6,032	119,434
Zoltek Cos., Inc. (a)	1,453	28,580

		2,687,958

COAL – 0.1%

Alpha Natural Resources, Inc. (a)	4,597	65,415
International Coal Group, Inc. (a)	10,100	55,045
James River Coal Co. (a)	1,475	13,688
Westmoreland Coal Co. (a)	633	12,451

		146,599

COMMERCIAL SERVICES – 6.3%

Aaron Rents, Inc.	3,891	111,983
ABM Industries, Inc.	3,888	88,296
ACCO Brands Corp. (a)	4,004	105,986
Actuant Corp., Class A	2,425	115,551
Administaff, Inc.	2,030	86,823
Advance America Cash Advance Centers, Inc.	6,004	87,959
Advisory Board (The) Co. (a)	1,658	88,769
Albany Molecular Research, Inc. (a)	2,192	23,148
Arbitron, Inc.	2,676	116,245
Bankrate, Inc. (a)	885	33,586
Banta Corp.	2,134	77,678
Barrett Business Services	617	14,450
BearingPoint, Inc. (a)	16,557	130,304
Bowne & Co., Inc.	2,645	42,161
Bright Horizons Family Solutions, Inc. (a)	2,318	89,614
Capella Education Co. (a)	340	8,245
CBIZ, Inc. (a)	4,868	33,930
CDI Corp.	1,133	28,212
Central Parking Corp.	886	15,948
Cenveo, Inc. (a)	4,732	100,318
Chemed Corp.	2,325	85,978
Clark, Inc.	1,558	25,910
CMGI, Inc. (a)	41,082	55,050
Coinmach Service Corp., Class A	2,342	27,870
Coinstar, Inc. (a)	2,478	75,752
Consolidated Graphics, Inc. (a)	1,001	59,129
Core-Mark Holding Co., Inc. (a)	881	29,469
Corinthian Colleges, Inc. (a)	7,658	104,379
Cornell Cos., Inc. (a)	1,015	18,605
CorVel Corp. (a)	703	33,442
CoStar Group, Inc. (a)	1,491	79,858
CRA International, Inc. (a)	1,005	52,662
Cross Country Healthcare, Inc. (a)	2,853	62,252
Darling International, Inc. (a)	7,161	39,457
Deluxe Corp.	4,561	114,937
DeVry, Inc.	5,421	151,788
Diamond Management & Technology Consultants, Inc.	2,597	32,307
Dollar Financial Corp. (a)	1,092	30,423
Dollar Thrifty Automotive Group (a)	2,191	99,932
DynCorp International, Inc., Class A (a)	2,156	34,216
Educate, Inc. (a)	1,477	10,516
Electro Rent Corp. (a)	1,693	28,273
Euronet Worldwide, Inc. (a)	3,118	92,573
Exlservice Holdings Inc. (a)	508	10,688
Exponent, Inc. (a)	1,314	24,519

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 28

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMMERCIAL SERVICES (continued)

First Advantage Corp., Class A (a)	610	$14,006
First Consulting Group, Inc. (a)	1,858	25,566
FTI Consulting, Inc. (a)	3,553	99,093
Gartner, Inc., Class A (a)	5,054	100,019
Geo Group, Inc. (The) (a)	1,729	64,872
Gevity HR, Inc. (a)	2,331	55,221
Global Cash Access Holdings, Inc. (a)	2,960	48,041
GSI Commerce, Inc. (a)	3,480	65,250
H&E Equipment Services, Inc. (a)	1,018	25,216
Harris Interactive, Inc. (a)	4,797	24,177
Healthcare Services Group, Inc.	2,423	70,170
Healthspring, Inc. (a)	1,670	33,985
Heartland Payment Systems, Inc.	1,302	36,781
Heidrick & Struggles International, Inc. (a)	1,630	69,047
Home Solutions of America, Inc. (a)	4,189	24,548
Hudson Highland Group, Inc. (a)	2,182	36,396
Huron Consulting Group, Inc. (a)	1,547	70,141
ICT Group, Inc. (a)	601	18,986
Interactive Data Corp.	3,187	76,615
inVentiv Health, Inc. (a)	2,592	91,627
j2 Global Communications, Inc. (a)	4,417	120,363
Jackson Hewitt Tax Service, Inc.	2,908	98,785
Kelly Services, Inc., Class A	1,797	52,005
Kenexa Corp. (a)	1,393	46,331
Kforce, Inc. (a)	2,585	31,459
Korn/Ferry International (a)	3,767	86,490
Labor Ready, Inc. (a)	4,848	88,864
Landauer, Inc.	807	42,343
LECG Corp. (a)	2,158	39,880
Lincoln Educational Services Corp. (a)	379	5,113
Live Nation, Inc. (a)	5,672	127,053
Magellan Health Services, Inc. (a)	3,289	142,151
MAXIMUS, Inc.	1,906	58,667
Mcgrath Rentcorp	1,952	59,790
Midas, Inc. (a)	1,380	31,740
Mobile Mini, Inc. (a)	3,134	84,430
Monro Muffler, Inc.	1,051	36,890
Morningstar, Inc. (a)	1,250	56,312
MPS Group, Inc. (a)	9,173	130,073
Navigant Consulting, Co. (a)	3,780	74,693
Net 1 UEPS Technologies, Inc. (a)	4,483	132,517
NetRatings, Inc. (a)	1,178	20,627
On Assignment, Inc. (a)	3,009	35,356
Parexel International Corp. (a)	2,414	69,934
PeopleSupport, Inc. (a)	2,082	43,826
Perficient, Inc. (a)	1,639	26,896
PharmaNet Development Group, Inc. (a)	1,614	35,621
PHH Corp. (a)	4,736	136,728
Plexus Corp. (a)	4,067	97,120
Pre-Paid Legal Services, Inc. (a)	851	33,300
Providence Service Corp. (The) (a)	1,067	26,814
QC Holdings, Inc. (a)	481	7,677
Rent-A-Center, Inc. (a)	6,173	182,165
Resources Connection, Inc. (a)	4,279	136,243
Rewards Network, Inc. (a)	2,284	15,874
Rollins, Inc.	2,629	58,127
SAIC, Inc. (a)	7,611	135,400
Senomyx, Inc. (a)	2,651	34,436
Sotheby’s Holdings, Inc., Class A	5,659	175,542
Source Interlink Cos., Inc. (a)	3,025	24,684
Spherion Corp. (a)	5,093	37,841
Stamps.com, Inc. (a)	1,608	25,326
Standard Parking Corp. (a)	453	17,400

	SHARES	VALUE (NOTE 2)

COMMERCIAL SERVICES (continued)

Stewart Enterprises, Inc., Class A	9,343	$58,394
Strayer Education, Inc.	1,274	135,108
Synagro Technologies, Inc.	5,440	24,045
Team, Inc. (a)	564	19,644
TeleTech Holdings, Inc. (a)	2,903	69,324
TNS, Inc. (a)	2,133	41,060
Trimeris, Inc. (a)	1,566	19,904
Tyler Technologies, Inc. (a)	3,483	48,971
Universal Technical Institute, Inc. (a)	2,039	45,286
Valassis Communications, Inc. (a)	4,248	61,596
Vertrue, Inc. (a)	671	25,773
Viad Corp.	1,972	80,063
Volt Information Sciences, Inc. (a)	737	37,005
Watson Wyatt & Co. Holdings	3,762	169,854
Wireless Facilities, Inc. (a)	4,772	13,600
World Fuel Services Corp.	2,446	108,749
Wright Express Corp. (a)	3,583	111,682

		7,821,892

COMPUTERS – 3.9%

3D Systems Corp. (a)	1,302	20,780
Advent Software, Inc. (a)	1,811	63,910
Agile Software Corp. (a)	4,903	30,153
Ansoft Corp. (a)	1,459	40,560
Aspen Technology, Inc. (a)	4,743	52,268
BISYS Group, Inc. (a)	10,708	138,240
Black Box Corp.	1,553	65,211
Brocade Communications Systems, Inc. (a)	24,286	199,388
CACI International, Inc., Class A (a)	2,716	153,454
CIBER, Inc. (a)	4,851	32,890
COMSYS IT Partners, Inc. (a)	1,460	29,507
Comtech Group, Inc. (a)	1,299	23,629
Concur Technologies, Inc. (a)	2,855	45,794
Covansys Corp. (a)	2,775	63,686
Dendrite International, Inc. (a)	3,315	35,504
Digital Insight Corp. (a)	2,882	110,928
Digital River, Inc. (a)	3,512	195,935
Digitas, Inc. (a)	8,037	107,776
DSP Group, Inc. (a)	2,692	58,416
Echelon Corp. (a)	2,729	21,832
Eclipsys Corp. (a)	4,019	82,631
eCollege.com, Inc. (a)	1,560	24,414
Electronics For Imaging, Inc. (a)	5,148	136,834
Epicor Software Corp. (a)	5,142	69,468
Extreme Networks, Inc. (a)	10,559	44,242
Gateway, Inc. (a)	25,092	50,435
Hypercom Corp. (a)	4,624	29,362
iGATE Corp. (a)	1,840	12,659
IHS, Inc., Class A (a)	2,076	81,961
Imation Corp.	3,101	143,979
infoUSA, Inc.	2,986	35,563
Integral Systems, Inc.	974	22,568
InterVoice, Inc. (a)	3,319	25,424
Interwoven, Inc. (a)	3,796	55,687
Jack Henry & Associates, Inc.	7,069	151,277
Kanbay International, Inc. (a)	2,947	84,785
Komag, Inc. (a)	2,732	103,488
Kronos, Inc. (a)	2,849	104,672
Lionbridge Technologies, Inc. (a)	5,144	33,127
Magma Design Automation, Inc. (a)	3,335	29,782
Manhattan Associates, Inc. (a)	2,441	73,425
Maxwell Technologies, Inc. (a)	1,275	17,786
Mercury Computer Systems, Inc. (a)	1,858	24,823
Micros Systems, Inc. (a)	3,456	182,131

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 29

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMPUTERS (continued)

Mobility Electronics, Inc. (a)	2,339	$7,836
MTS Systems Corp.	1,622	62,642
Neoware, Inc. (a)	1,706	22,536
NetScout Systems, Inc. (a)	2,283	18,949
Packeteer, Inc. (a)	3,086	41,970
Palm, Inc. (a)	8,148	114,805
Perot Systems Corp., Class A (a)	7,683	125,924
Progress Software Corp. (a)	3,652	102,000
QAD, Inc.	1,274	10,689
Quantum Corp. (a)	17,195	39,892
Quest Software, Inc. (a)	5,958	87,285
Rackable Systems, Inc. (a)	2,461	76,217
Radiant Systems, Inc. (a)	2,313	24,148
RadiSys Corp. (a)	1,875	31,256
Safeguard Scientifics, Inc. (a)	10,356	25,062
SafeNet, Inc. (a)	2,315	55,421
Sapient Corp. (a)	7,221	39,643
ScanSource, Inc. (a)	2,281	69,342
Secure Computing Corp. (a)	4,731	31,035
SI International, Inc. (a)	1,140	36,959
Sigma Designs, Inc. (a)	2,022	51,460
Silicon Storage Technology, Inc. (a)	7,798	35,169
Sonic Solutions, Inc. (a)	2,283	37,213
SonicWALL, Inc. (a)	5,727	48,221
SRA International, Inc., Class A (a)	3,405	91,050
Stratasys, Inc. (a)	900	28,269
SYKES Enterprises, Inc. (a)	2,598	45,829
Synaptics, Inc. (a)	2,223	66,001
SYNNEX Corp. (a)	1,109	24,332
Syntel, Inc.	748	20,046
Talx Corp.	2,851	78,260
Transaction Systems Architects, Inc. (a)	3,324	108,263
TTM Technologies, Inc. (a)	3,699	41,910

		4,810,018

COMPUTERS, PERIPHERAL & SOFTWARE – 0.7%

Access Integrated Technologies, Inc., Class A (a)	1,085	9,461
Actuate Corp. (a)	4,857	28,851
Art Technology Group, Inc. (a)	9,870	22,997
Bottomline Technologies, Inc. (a)	1,768	20,244
Chordiant Software, Inc. (a)	6,833	22,617
Digi International, Inc. (a)	2,200	30,338
DivX, Inc. (a)	804	18,548
ENGlobal Corp. (a)	1,302	8,372
i2 Technologies, Inc. (a)	1,259	28,730
Knot, Inc. (The) (a)	1,713	44,949
McDATA Corp., Class A (a)	14,356	79,676
Merge Technologies, Inc. (a)	2,209	14,491
Move, Inc. (a)	8,876	48,907
Ness Technologies, Inc. (a)	2,438	34,766
Netgear, Inc. (a)	2,946	77,333
Open Solutions, Inc. (a)	1,804	67,903
Phase Forward, Inc. (a)	3,016	45,180
Raser Technologies, Inc. (a)	1,749	10,704
Rightnow Technologies, Inc. (a)	1,334	22,971
Smith Micro Software, Inc. (a)	2,122	30,111
Ultimate Software Group, Inc. (a)	2,124	49,404
VA Software Corp. (a)	5,662	28,480
Vignette Corp. (a)	2,645	45,150
WebSideStory, Inc. (a)	1,555	19,686
Witness Systems, Inc. (a)	2,978	52,204

		862,073

	SHARES	VALUE (NOTE 2)

COSMETICS / PERSONAL CARE – 0.1%

Chattem, Inc. (a)	1,550	$77,624
Elizabeth Arden, Inc. (a)	2,307	43,949
Inter Parfums, Inc.	388	7,446
Parlux Fragrances, Inc. (a)	1,000	5,570
Physicians Formula Holdings, Inc. (a)	661	12,354
Revlon, Inc. Rights (a)	13,507	675
Revlon, Inc., Class A (a)	17,086	21,870

		169,488

DISTRIBUTION / WHOLESALE – 0.8%

Advanced Energy Industries, Inc. (a)	3,133	59,120
Beacon Roofing Supply, Inc. (a)	3,892	73,247
Bluelinx Holdings, Inc.	1,110	11,544
Brightpoint, Inc. (a)	4,470	60,121
Building Materials Holding Corp.	2,573	63,527
Central European Distribution Corp. (a)	2,824	83,873
Columbus McKinnon Corp. (NY) (a)	1,627	34,200
Comfort Systems USA, Inc.	3,567	45,087
Directed Electronics, Inc. (a)	782	8,954
Houston Wire & Cable Co. (a)	719	15,027
Keystone Automotive Industries, Inc. (a)	1,434	48,742
LKQ Corp. (a)	3,975	91,385
MWI Veterinary Supply, Inc. (a)	467	15,084
Owens & Minor, Inc.	3,564	111,446
United Stationers, Inc. (a)	2,808	131,106
Watsco, Inc.	2,477	116,815

		969,278

DIVERSIFED FINANCIAL SERVICES – 2.2%

Abington Community Bancorp, Inc.	617	11,834
Accredited Home Lenders Holding Co. (a)	1,863	50,823
Advanta Corp., Class B	1,718	74,956
Asset Acceptance Capital Corp. (a)	1,349	22,690
Asta Funding, Inc.	1,045	31,810
Calamos Asset Management, Inc.	2,059	55,243
CharterMac	4,631	99,428
Clayton Holdings, Inc. (a)	763	14,276
Cohen & Steers, Inc.	1,213	48,726
Compass Diversified Trust	1,165	19,980
CompuCredit Corp. (a)	1,841	73,290
Credit Acceptance Corp. (a)	787	26,231
Darwin Professional Underwriters, Inc. (a)	421	9,872
Doral Financial Corp.	7,740	22,214
eSpeed, Inc. (a)	1,713	14,954
Federal Agricultural Mortgage Corp., Class C	985	26,723
Financial Federal Corp.	2,407	70,790
Forrester Research, Inc. (a)	1,300	35,243
Friedman Billings Ramsey Group, Inc. (a)	13,059	104,472
GAMCO Investors, Inc. (a)	501	19,268
GFI Group, Inc. (a)	1,060	65,996
Gladstone Capital Corp.	1,090	26,007
Gladstone Investment Corp.	1,100	16,841
Greenhill & Co., Inc.	1,566	115,571
International Securities Exchange Holdings, Inc.	3,382	158,244
INVESTools, Inc. (a)	4,018	55,408
KBW Inc. (a)	599	17,605
Knight Capital Group, Inc. (a)	9,280	177,898
LaBranche & Co, Inc. (a)	4,714	46,339
MarketAxess Holdings, Inc. (a)	2,870	38,946
Marlin Business Services Corp. (a)	1,052	25,279

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 30

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

DIVERSIFED FINANCIAL SERVICES (continued)

MCG Capital Corp.	5,101	$103,652
MVC Capital, Inc.	1,520	20,307
National Financial Partners Corp.	3,324	146,156
NGP Capital Resources Co.	1,541	25,812
Ocwen Financial Corp. (a)	3,043	48,262
OptionsXpress Holdings, Inc.	1,844	41,840
Penson Worldwide, Inc. (a)	661	18,118
Phoenix Cos., Inc. (The)	10,011	159,075
Portfolio Recovery Associates, Inc. (a)	1,413	65,973
Resource America, Inc., Class A	1,355	35,772
S1 Corp. (a)	6,115	33,694
SCPIE Holdings, Inc. (a)	893	23,343
StarTek Holdings, Inc.	946	12,809
Stifel Financial Corp. (a)	1,056	41,427
SWS Group, Inc.	1,404	50,123
Technology Investment Capital Corp.	1,730	27,922
Thomas Weisel Partners Group, Inc. (a)	567	11,964
TradeStation Group, Inc. (a)	2,282	31,377
Waddell & Reed Financial, Inc.	7,534	206,130
World Acceptance Corp. (a)	1,630	76,528

		2,757,241

ELECTRIC – 1.7%

Allete, Inc.	2,233	103,924
Avista Corp.	4,606	116,578
Black Hills Corp.	2,956	109,195
CH Energy Group, Inc.	1,401	73,973
Cleco Corp.	5,025	126,781
Duquesne Light Holdings, Inc. Inc.	7,881	156,438
El Paso Electric Co. (a)	4,303	104,864
Empire District Electric Co. (The)	2,662	65,725
IDACORP, Inc.	3,804	147,025
Integrated Electrical Services, Inc. (a)	1,362	24,230
ITC Holdings Corp.	1,607	64,119
MGE Energy, Inc.	1,818	66,502
NorthWestern Corp.	3,155	111,624
Ormat Technologies, Inc.	769	28,315
Otter Tail Corp.	2,619	81,608
Pike Electric Corp. (a)	1,393	22,748
Plug Power, Inc. (a)	6,408	24,927
PNM Resources, Inc.	6,722	209,054
Portland General Electric Co.	2,389	65,100
UIL Holdings Corp.	2,182	92,058
UniSource Energy Corp.	3,117	113,864
Westar Energy, Inc.	7,746	201,086

		2,109,738

ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%

American Superconductor Corp. (a)	2,917	28,616
Anadigics, Inc. (a)	4,195	37,168
Belden CDT, Inc.	3,781	147,799
Bookham, Inc. (a)	5,997	24,408
Capstone Turbine Corp. (a)	8,855	10,892
China BAK Battery, Inc. (a)	2,334	15,218
Color Kinetics, Inc. (a)	1,369	29,228
Eagle Test Systems, Inc. (a)	693	10,104
Encore Wire Corp. (a)	2,060	45,341
Energy Conversion Devices, Inc. (a)	3,471	117,944
EnerSys (a)	4,138	66,208
General Cable Corp. (a)	4,493	196,389
GrafTech International Ltd. (a)	8,752	60,564
Greatbatch, Inc. (a)	1,939	52,198
Insteel Industries, Inc.	1,238	22,024
Littelfuse, Inc. (a)	1,984	63,250
Medis Technologies Ltd. (a)	1,938	33,779

	SHARES	VALUE (NOTE 2)

ELECTRICAL COMPONENTS & EQUIPMENT (continued)

Microtune, Inc. (a)	4,482	$21,065
MoSys, Inc. (a)	1,943	17,973
Nextest Systems Corp. (a)	486	5,477
Powell Industries, Inc. (a)	682	21,531
Power-One, Inc. (a)	6,198	45,121
Superior Essex, Inc. (a)	1,789	59,484
Universal Display Corp. (a)	2,097	31,476
Vicor Corp.	1,755	19,498

		1,182,755

ELECTRONICS – 2.6%

Actel Corp. (a)	2,298	41,732
Aeroflex, Inc. (a)	6,685	78,348
Agilysys, Inc.	2,704	45,265
American Science & Engineering, Inc. (a)	809	48,144
Analogig Corp.	1,230	69,052
ATMI, Inc. (a)	3,104	94,765
Badger Meter, Inc.	1,234	34,182
Barnes Group, Inc.	3,511	76,364
Bel Fuse, Inc., Class B	915	31,833
Benchmark Electronics, Inc. (a)	5,714	139,193
Brady Corp.	4,000	149,120
Checkpoint Systems, Inc. (a)	3,482	70,336
Cogent, Inc. (a)	3,830	42,168
Coherent, Inc. (a)	2,754	86,944
CTS Corp.	3,190	50,083
Cubic Corp.	1,382	29,989
Cymer, Inc. (a)	3,301	145,079
Daktronics, Inc.	3,447	127,022
Diodes, Inc. (a)	1,756	62,303
Dionex Corp. (a)	1,777	100,774
EDO Corp.	1,476	35,040
Electro Scientific Industries, Inc. (a)	2,577	51,901
Excel Technology, Inc. (a)	1,040	26,614
FEI Co. (a)	2,117	55,825
Flir Systems, Inc. (a)	5,826	185,442
Hutchinson Technology, Inc. (a)	2,280	53,740
II-VI, Inc. (a)	2,088	58,339
Ionatron, Inc. (a)	2,633	10,795
Itron, Inc. (a)	2,254	116,847
KEMET Corp. (a)	7,714	56,312
L-1 Identity Solutions, Inc. (a)	5,755	87,073
LoJack Corp. (a)	1,666	28,455
Measurement Specialties, Inc. (a)	1,228	26,574
Mentor Graphics Corp. (a)	7,137	128,680
Methode Electronics, Inc., Class A	3,315	35,902
Molecular Devices Corp. (a)	1,508	31,774
Multi-Fineline Electronix, Inc. (a)	695	14,102
Newport Corp. (a)	3,612	75,671
OSI Systems, Inc. (a)	1,311	27,439
Park Electrochemical Corp.	1,792	45,965
Photon Dynamics, Inc. (a)	1,468	17,161
RAE Systems, Inc. (a)	3,321	10,627
Rofin-Sinar Technologies, Inc. (a)	1,364	82,467
Taser International, Inc. (a)	5,497	41,832
Technitrol, Inc.	3,605	86,124
Varian, Inc. (a)	2,747	123,038
Watts Water Technologies, inc.	2,593	106,598
Woodward Governor Co.	2,672	106,105
X-Rite, Inc.	2,541	31,254
Zygo Corp. (a)	1,605	26,402

		3,306,794

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 31

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

ENERGY - ALTERNATE SOURCES – 0.4%

Aventine Renewable Energy Holdings, Inc. (a)	2,689	$63,353
Evergreen Energy, Inc. (a)	6,309	62,396
Evergreen Solar, Inc. (a)	5,940	44,966
First Solar, Inc. (a)	1,940	57,812
FuelCell Energy, Inc. (a)	4,578	29,574
Headwaters, Inc. (a)	3,758	90,041
MGP Ingredients, Inc.	848	19,173
Pacific Ethanol, Inc. (a)	2,443	37,598
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	4,630	7,408
Sunpower Corp. (a)	910	33,825
Syntroleum Corp. (a)	3,335	11,539
VeraSun Energy Corp. (a)	1,625	32,094

		489,779

ENGINEERING & CONTRUCTION – 0.6%

Dycom Industries, Inc. (a)	3,584	75,694
EMCOR Group, Inc. (a)	2,796	158,953
Granite Construction, Inc. (a)	3,079	154,935
Infrasource Services, Inc. (a)	2,372	51,638
Insituform Technologies, Inc., Class A (a)	2,416	62,478
Layne Christensen Co. (a)	1,063	34,898
Perini Corp. (a)	1,933	59,498
Stanley Inc. (a)	549	9,283
Sterling Constrution Co., Inc. (a)	772	16,799
Washington Group International, Inc. (a)	2,573	153,840

		778,016

ENTERTAINMENT – 1.0%

24/7 Real Media, Inc. (a)	4,308	38,987
Bally Technologies, Inc. (a)	4,635	86,582
Bluegreen Corp. (a)	1,851	23,748
Carmike Cinemas, Inc.	1,094	22,307
Century Casinos, Inc. (a)	1,751	19,541
Churchill Downs, Inc.	776	33,166
Dover Downs Gaming & Entertainment, Inc.	1,232	16,472
Dover Motorsports, Inc.	1,371	7,280
Equinix, Inc. (a)	2,543	192,302
Great Wolf Resorts, Inc. (a)	2,383	33,267
Isle of Capri Casinos, Inc. (a)	1,392	36,999
Lakes Entertainment, Inc. (a)	1,971	21,267
Macrovision Corp. (a)	4,597	129,911
Magna Entertainment Corp., Class A (a)	3,445	15,537
Pinnacle Entertainment, Inc. (a)	4,263	141,276
Progressive Gaming International Corp. (a)	3,034	27,518
RealNetworks, Inc. (a)	9,506	103,996
Shuffle Master, Inc. (a)	3,091	80,984
Six Flags, Inc. (a)	6,129	32,116
Speedway Motorsports, Inc.	1,360	52,224
Steinway Musical Instruments (a)	620	19,251
Vail Resorts, Inc. (a)	2,691	120,611

		1,255,342

ENVIRONMENTAL CONTROL – 0.5%

American Ecology Corp.	1,384	25,618
Basin Water, Inc. (a)	484	3,277
Casella Waste Systems, Inc., Class A (a)	1,893	23,151
Clean Harbors, Inc. (a)	1,394	67,483
Metal Management, Inc.	2,316	87,661
Mine Safety Appliances Co.	2,746	100,641
Rentech, Inc. (a)	12,241	46,149

	SHARES	VALUE (NOTE 2)

ENVIRONMENTAL CONTROL (continued)

Tetra Tech, Inc. (a)	5,102	$92,295
Waste Connections, Inc. (a)	3,959	164,496
Waste Industries USA, Inc.	661	20,174
Waste Services, Inc. (a)	3,277	32,278

		663,223

FOOD – 1.4%

Arden Group, Inc.	117	14,486
Chiquita Brands International, Inc.	3,742	59,760
Diamond Foods, Inc.	1,392	26,462
Flowers Foods, Inc.	4,596	124,046
Gold Kist, Inc. (a)	4,537	95,368
Great Atlantic & Pacific Tea Co. (a)	1,712	44,067
Hain Celestial Group, Inc. (a)	2,760	86,139
Imperial Sugar Co.	1,005	24,331
Ingles Markets, Inc., Class A	1,045	31,130
J&J Snack Foods Corp.	1,218	50,425
Lance, Inc.	2,691	54,035
M&F Worldwide Corp. (a)	934	23,593
Nash Finch Co.	1,149	31,368
Pathmark Stores, Inc. (a)	4,626	51,580
Performance Food Group Co. (a)	3,073	84,938
Pilgrim’s Pride Corp.	3,597	105,860
Premium Standard Farms, Inc.	1,228	22,804
Ralcorp Holdings, Inc. (a)	2,354	119,795
Ruddick Corp.	3,537	98,152
Sanderson Farms, Inc.	1,509	45,707
Seaboard Corp.	31	54,715
Spartan Stores, Inc.	1,869	39,118
Tootsie Roll Industries, Inc.	3,161	103,365
TreeHouse Foods, Inc. (a)	2,764	86,237
United Natural Foods, Inc. (a)	3,751	134,736
Village Super Market, Class A	145	12,396
Weis Markets, Inc.	848	34,013
Wild Oats Markets, Inc. (a)	2,566	36,899

		1,695,525

FOREST PRODUCTS & PAPER – 0.4%

Bowater, Inc.	4,972	111,870
Buckeye Technologies, Inc. (a)	3,348	40,109
Caraustar Industries, Inc. (a)	2,575	20,832
Deltic Timber Corp.	905	50,481
Glatfelter (a)	3,952	61,256
Mercer International, Inc. (a)	2,412	28,630
Neenah Paper Inc	1,312	46,340
Rock-Tenn Co.	2,989	81,032
Schweitzer-Mauduit International, Inc.	1,372	35,741
Wausau Paper Corp.	3,986	59,750
Xerium Technologies, Inc.	1,699	16,633

		552,674

GAS – 0.3%

EnergySouth, Inc.	613	24,581
Laclede Group, Inc. (The)	1,896	66,417
Nicor, Inc.	3,945	184,626
Peoples Energy Corp.	3,414	152,162

		427,786

HAND / MACHINE TOOLS – 0.3%

Baldor Electric Co.	2,862	95,648
Franklin Electric Co., Inc. (a)	2,013	103,448
Regal-Beloit Corp.	2,733	143,510

		342,606

HEALTH CARE – 4.6%

Abiomed, Inc. (a)	2,014	28,397
Adeza Biomedical Corp. (a)	1,337	19,935

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 32

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

HEALTH CARE (continued)

Air Methods Corp. (a)	922	$25,742
Alliance Imaging, Inc. (a)	1,270	8,446
Amedisys, Inc. (a)	2,281	74,987
American Medical Systems Holdings, Inc. (a)	6,206	114,935
AMERIGROUP Corp. (a)	4,595	164,915
AMN Healthcare Services, Inc. (a)	2,888	79,536
AmSurg Corp. (a)	2,648	60,904
Angiodynamics, Inc. (a)	1,087	23,360
Apria Healthcare Group, Inc. (a)	3,770	100,470
Arrow International, Inc.	2,023	71,574
ArthroCare Corp. (a)	2,323	92,734
Aspect Medical Systems, Inc. (a)	1,405	26,428
Bio-Reference Labs, Inc. (a)	925	20,803
Biosite, Inc. (a)	1,438	70,246
Bruker BioSciences Corp. (a)	3,757	28,215
Candela Corp. (a)	2,113	26,138
Capital Senior Living Corp. (a)	1,874	19,939
Centene Corp. (a)	3,830	94,103
Cepheid, Inc. (a)	4,833	41,080
Cerus Corp. (a)	2,392	14,017
Conceptus, Inc. (a)	2,018	42,963
CONMED Corp. (a)	2,497	57,731
Cyberonics, Inc. (a)	1,915	39,526
Datascope Corp.	1,147	41,797
DexCom, Inc. (a)	1,490	14,691
DJO, Inc. (a)	2,024	86,668
Emeritus Corp. (a)	399	9,915
ev3, Inc. (a)	1,461	25,173
Five Star Quality Care, Inc. (a)	2,795	31,164
Foxhollow Technologies, Inc. (a)	1,936	41,779
Genesis HealthCare Corp. (a)	1,739	82,133
Gentiva Health Services, Inc. (a)	2,392	45,592
Haemonetics Corp. (Mass) (a)	2,365	106,472
Hansen Medical, Inc. (a)	551	6,359
HealthTronics, Inc. (a)	3,105	20,679
Healthways, Inc. (a)	3,068	146,374
Hologic, Inc. (a)	4,685	221,507
Horizon Health Corp. (a)	1,334	26,106
Hythiam, Inc. (a)	2,257	20,855
ICU Medical, Inc. (a)	1,269	51,623
Immucor, Inc. (a)	6,029	176,228
Intralase Corp. (a)	1,898	42,477
Invacare Corp.	2,759	67,733
Inverness Medical Innovations, Inc. (a)	2,976	115,171
IRIS International, Inc. (a)	1,550	19,607
Kensey Nash Corp. (a)	1,027	32,659
Kindred Healthcare, Inc. (a)	2,529	63,857
Kyphon, Inc. (a)	3,931	158,812
LCA-Vision, Inc.	1,845	63,394
LHC Group, Inc. (a)	1,041	29,679
Luminex Corp. (a)	2,843	36,106
Matria Healthcare, Inc. (a)	1,864	53,553
Medcath Corp. (a)	785	21,478
Medical Action Industries, Inc. (a)	816	26,308
Mentor Corp.	3,229	157,801
Meridian Bioscience, Inc.	1,861	45,650
Merit Medical Systems, Inc. (a)	2,420	38,333
Metabolix, Inc. (a)	600	11,364
Molina Healthcare, Inc. (a)	1,085	35,273
National Healthcare Corp.	573	31,630
Natus Medical, Inc. (a)	1,883	31,277
Neurometrix, Inc. (a)	1,108	16,520
Nighthawk Radiology Holdings, Inc. (a)	559	14,254

	SHARES	VALUE (NOTE 2)

HEALTH CARE (continued)

NuVasive, Inc. (a)	2,943	$67,983
NxStage Medical, Inc. (a)	1,011	8,472
Oakley, Inc.	2,212	44,373
Odyssey HealthCare, Inc. (a)	3,073	40,748
Option Care, Inc.	2,325	33,131
OraSure Technologies, Inc. (a)	3,955	32,668
Palomar Medical Technologies, Inc. (a)	1,547	78,386
PolyMedica Corp.	2,048	82,760
PSS World Medical, Inc. (a)	6,003	117,239
Psychiatric Solutions, Inc. (a)	4,705	176,532
Quidel Corp. (a)	2,672	36,393
Radiation Therapy Services, Inc. (a)	1,092	34,420
RehabCare Group, Inc. (a)	1,503	22,320
Res-Care, Inc. (a)	1,963	35,628
Sirona Dental Systems, Inc.	1,565	60,268
SonoSite, Inc. (a)	1,448	44,787
Spectranetics Corp. (a)	2,709	30,585
Stereotaxis, Inc. (a)	2,018	20,826
STERIS Corp.	6,015	151,398
Sun Healthcare Group, Inc. (a)	2,810	35,490
Sunrise Senior Living, Inc. (a)	3,948	121,283
Symbion, Inc. (a)	1,603	29,672
Symmetry Medical, Inc. (a)	3,101	42,887
ThermoGenesis Corp. (a)	4,728	20,378
Thoratec Corp. (a)	4,687	82,397
United Surgical Partners International, Inc. (a)	3,948	111,926
Ventana Medical Systems, Inc. (a)	2,563	110,286
Viasys Healthcare, Inc. (a)	2,878	80,066
Visicu, Inc. (a)	557	6,238
VistaCare, Inc., Class A (a)	868	8,810
Vital Images, Inc. (a)	1,485	51,678
Vital Signs, Inc.	607	30,301
Volcano Corp. (a)	767	12,571
West Pharmaceutical Services, Inc.	2,872	147,133
Wright Medical Group, Inc. (a)	3,041	70,794
Young Innovations, Inc.	406	13,520
Zoll Medical Corp. (a)	855	49,795

		5,759,317

HOLDING COMPANIES – 0.1%

Navigators Group, Inc. (a)	1,160	55,889
Star Maritime Acquisition Corp. (a)	1,576	15,460
Triarc Cos., Inc.	5,472	109,440

		180,789

HOME BUILDERS – 0.6%

Amrep Corp.	148	18,130
Brookfield Homes Corp.	1,095	41,117
Cavco Industries, Inc. (a)	565	19,798
Champion Enterprises, Inc. (a)	6,779	63,451
Fleetwood Enterprises, Inc. (a)	5,650	44,692
Hovnanian Enterprises, Inc., Class A (a)	4,433	150,279
Levitt Corp., Class A	1,448	17,724
M/I Homes, Inc.	1,070	40,863
Meritage Homes Corp. (a)	2,010	95,917
Monaco Coach Corp.	2,376	33,644
Orleans Homebuilders, Inc.	393	7,388
Palm Harbor Homes, Inc. (a)	803	11,258
Skyline Corp.	606	24,373
Technical Olympic USA, Inc.	1,695	17,238
WCI Communities, Inc. (a)	2,972	57,003
Williams Scotsman International, Inc. (a)	2,645	51,895
Winnebago Industries	2,894	95,242

		790,012

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 33

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

HOME FURNISHINGS – 0.4%

American Woodmark Corp.	1,061	$44,403
Audiovox Corp. (a)	1,465	20,642
DTS, Inc. (a)	1,563	37,809
Ethan Allen Interiors, Inc.	2,937	106,055
Furniture Brands International, Inc.	4,010	65,082
Hooker Furniture Corp.	893	14,002
Kimball International, Inc.	2,194	53,314
La-Z-Boy, Inc.	4,597	54,566
Sealy Corp.	1,739	25,650
Stanley Furniture Co., Inc.	977	20,957
Tempur-Pedic International, Inc. (a)	4,456	91,170
Universal Electonics, Inc. (a)	1,188	24,972

		558,622

HOUSEHOLD PRODUCTS / WARE – 0.8%

American Greetings Corp., Class A	4,744	113,239
Blyth, Inc.	2,295	47,621
Central Garden and Pet Co. (a)	1,915	92,724
CSS Industries, Inc.	598	21,151
Ennis, Inc.	2,265	55,402
Fossil, Inc. (a)	3,852	86,978
Harland (John H. ) Co.	2,386	119,777
Lifetime Brands, Inc.	1,001	16,447
National Presto Industries, Inc.	421	25,205
Playtex Products, Inc. (a)	4,966	71,461
Prestige Brands Holdings, Inc. (a)	2,958	38,513
Russ Berrie & Co., Inc. (a)	983	15,188
Spectrum Brands, Inc. (a)	3,271	35,654
Standard Register Co. (The)	1,586	19,032
Tupperware Brands Corp.	5,391	121,891
Yankee Candle Co., Inc.	3,614	123,888

		1,004,171

INSURANCE – 2.4%

21st Century Insurance Group	2,901	51,203
ACA Capital Holdings Inc. (a)	609	9,415
Affirmative Insurance Holdings, Inc.	665	10,820
Alfa Corp.	2,892	54,398
American Equity Investment Life Holding Co.	4,946	64,446
American Physicians Capital Inc. (a)	886	35,475
AmTrust Financial Services, Inc.	2,259	19,314
Argonaut Group, Inc. (a)	2,780	96,911
Baldwin & Lyons, Inc., Class B	719	18,363
Bristol West Holdings, Inc.	1,354	21,434
CNA Surety Corp. (a)	1,416	30,444
Commerce Group, Inc.	4,832	143,752
Crawford & Co., Class B	1,950	14,235
Delphi Financial Group, Inc., Class A	3,681	148,933
Direct General Corp.	1,308	26,997
Donegal Group, Inc., Class A	1,150	22,528
eHealth, Inc. (a)	506	10,176
EMC Insurance Group, Inc.	510	17,401
Enstar Group, Inc. (a)	291	27,907
FBL Financial Group, Inc., Class A	1,208	47,209
First Acceptance Corp. (a)	1,397	14,976
First Mercury Financial Corp. (a)	985	23,167
Fpic Insurance Group, Inc. (a)	928	36,164
Great American Financial Resources, Inc. (a)	780	17,979
Harleysville Group, Inc.	1,222	42,550
Hilb, Rogal & Hamilton Co.	3,217	135,500
Horace Mann Educators Corp.	3,823	77,225
Independence Holding Co.	420	9,169
Infinity Property & Casualty Corp.	1,838	88,941

	SHARES	VALUE (NOTE 2)

INSURANCE (continued)

James River Group, Inc. (a)	811	$26,212
Kansas City Life Insurance Co.	338	16,927
LandAmerica Financial Group, Inc.	1,583	99,903
Meadowbrook Insurance Group, Inc. (a)	2,168	21,442
Midland Co. (The)	1,034	43,376
National Interstate Corp.	1,409	34,239
National Western Life Insurance Co., Class A	200	46,028
NYMAGIC, Inc.	514	18,812
Odyssey Re Holdings Corp.	1,143	42,634
Ohio Casualty Corp.	5,653	168,516
PMA Capital Corp., Class A (a)	2,866	26,425
Presidential Life Corp.	1,908	41,881
ProAssurance Corp. (a)	2,950	147,264
RLI Corp.	1,984	111,937
Safety Insurance Group, Inc.	1,265	64,148
SeaBright Insurance Holdings, Inc. (a)	1,413	25,448
Selective Insurance Group	2,593	148,553
State Auto Financial Corp.	1,279	44,420
Stewart Information Services Corp.	1,529	66,297
Tower Group, Inc.	1,496	46,481
Triad Guaranty, Inc. (a)	1,023	56,132
United Fire & Casualty Co.	1,833	64,613
Universal American Financial Corp. (a)	3,385	63,096
USI Holdings Corp. (a)	4,103	63,022
Zenith National Insurance Corp.	3,283	154,006

		2,958,844

INTERNET COMPANIES – 1.8%

1-800-Flowers.Com, Inc. (a)	2,094	12,899
@Road, Inc. (a)	5,473	39,953
Ariba, Inc. (a)	6,631	51,324
Audible, Inc. (a)	2,049	16,249
Blue Coat Systems, Inc. (a)	1,286	30,800
Blue Nile, Inc. (a)	1,181	43,567
CNET Networks, Inc. (a)	13,328	121,151
Cogent Communications Group, Inc. (a)	1,808	29,326
Covad Communications Group, Inc. (a)	25,239	34,830
Cybersource Corp. (a)	2,703	29,787
DealerTrack Holdings, Inc. (a)	1,017	29,920
Drugstore.Com (a)	7,095	25,968
EarthLink, Inc. (a)	10,900	77,390
eResearch Technology, Inc. (a)	4,245	28,569
Infospace, Inc. (a)	2,773	56,874
Internap Network Services Corp. (a)	2,718	54,007
Internet Capital Group, Inc. (a)	3,376	34,638
Ipass, Inc. (a)	5,773	33,945
Liquidity Services, Inc. (a)	668	11,496
LoopNet, Inc. (a)	188	2,816
NetFlix, Inc. (a)	4,006	103,595
NIC, Inc. (a)	3,298	16,391
Online Resources Corp. (a)	1,995	20,369
Openwave Systems, Inc. (a)	8,391	77,449
Opsware, Inc. (a)	7,274	64,157
Overstock.Com, Inc. (a)	942	14,884
Priceline.com, Inc. (a)	2,074	90,447
ProQuest Co. (a)	2,257	23,586
Redback Networks, Inc. (a)	5,613	139,988
Shutterfly, Inc. (a)	231	3,326
Sohu.com, Inc. (a)	2,296	55,104
Terremark Worldwide, Inc. (a)	3,374	22,673
TheStreet.com, Inc.	1,626	14,471
TIBCO Software, Inc. (a)	18,716	176,679
Travelzoo, Inc. (a)	270	8,086
Trizetto Group (a)	3,816	70,100

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 34

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

INTERNET COMPANIES (continued)

United Online, Inc.	5,706	$75,776
Valueclick, Inc. (a)	8,524	201,422
Vasco Data Security International, Inc. (a)	2,212	26,212
WebEx Communications, Inc. (a)	3,719	129,756
webMethods, Inc. (a)	4,683	34,467
Websense, Inc. (a)	3,973	90,704

		2,225,151

INVESTMENT COMPANY – 0.0%

FTD Group, Inc. (a)	1,137	20,341

IRON / STEEL – 0.8%

Ak Steel Holding Corp. (a)	9,781	165,299
Chaparral Steel Co.	4,094	181,241
Cleveland-Cliffs, Inc.	3,704	179,422
Gibraltar Industries, Inc.	2,152	50,594
Olympic Steel, Inc.	744	16,539
Oregon Steel Mills, Inc. (a)	3,176	198,214
Ryerson, Inc.	2,315	58,083
Schnitzer Steel Industries, Inc.	2,008	79,718
Shiloh Industries, Inc. (a)	389	7,372
Steel Tecnologies, Inc.	1,015	17,813
Wheeling-Pittsburgh Corp. (a)	954	17,868

		972,163

LEISURE TIME – 0.6%

Ambassadors Group, Inc.	1,835	55,692
Ambassadors International, Inc.	635	28,969
Arctic Cat, Inc.	1,083	19,050
Bally Total Fitness Holding Corp. (a)	3,174	7,776
Callaway Golf Co.	6,728	96,950
K2, Inc. (a)	4,183	55,174
Life Time Fitness, Inc. (a)	2,701	131,026
Marine Products Corp.	1,026	12,045
Nautilus, Inc.	2,916	40,824
Polaris Industries, Inc.	3,475	162,734
Town Sports International Holdings, Inc. (a)	758	12,492
WMS Industries, Inc. (a)	2,400	83,664

		706,396

LODGING – 0.5%

Ameristar Casinos, Inc.	2,293	70,487
Aztar Corp. (a)	3,214	174,906
Gaylord Entertainmnet Co. (a)	3,612	183,959
Lodgian, Inc. (a)	1,817	24,711
Marcus Corp.	1,910	48,858
Monarch Casino & Resort, Inc. (a)	921	21,993
Morgans Hotel Group Co. (a)	1,593	26,970
MTR Gaming Group, Inc. (a)	2,007	24,526
Riviera Holdings Corp. (a)	975	23,556
Trump Entertainment Resorts, Inc. (a)	2,751	50,178

		650,144

MACHINERY – 1.4%

Albany International Corp., Class A	2,375	78,161
Applied Industrial Technologies, Inc.	3,974	104,556
Astec Industries, Inc. (a)	1,511	53,036
Briggs & Stratton Corp.	4,546	122,515
Bucyrus International, Inc., Class A	2,805	145,187
Cascade Corp.	1,115	58,983
Chart Industries, Inc. (a)	1,198	19,420
Cognex Corp.	4,144	98,710
DXP Enterprises, Inc. (a)	139	4,870
Gehl Co. (a)	939	25,851
Gerber Scientific, Inc. (a)	1,945	24,429

	SHARES	VALUE (NOTE 2)

MACHINERY (continued)

Gorman-Rupp Co. (The)	1,011	$37,377
Intermec, Inc. (a)	4,477	108,657
Intevac, Inc. (a)	1,866	48,423
iRobot Corp. (a)	1,014	18,313
Kadant, Inc. (a)	1,209	29,475
Lindsay Corp.	1,024	33,434
Middleby Corp. (a)	592	61,965
NACCO Industries, Inc., Class A	490	66,934
Nordson Corp.	2,616	130,355
OYO Geospace Corp. (a)	350	20,331
Paxar Corp. (a)	3,650	84,169
Presstek, Inc. (a)	2,465	15,677
Robbins & Myers, Inc.	1,178	54,094
Sauer-Danfoss, Inc.	916	29,541
Tecumseh Products Co. (a)	1,471	24,860
Tennant Co.	1,463	42,427
TurboChef Technologies, Inc. (a)	1,197	20,373
Wabtec Corp.	4,314	131,059

		1,693,182

MANUFACTURERS – 0.5%

Aptargroup, Inc.	3,124	184,441
EnPro Industries, Inc. (a)	1,874	62,235
Federal Signal Corp.	4,290	68,812
Flanders Corp. (a)	1,069	10,583
Freightcar America, Inc. (a)	1,117	61,938
Jacuzzi Brands, Inc. (a)	6,903	85,804
Lancaster Colony Corp.	2,156	95,532
Tredegar Corp.	3,031	68,531

		637,876

MANUFACTURING – 0.6%

Acuity Brands, Inc.	3,992	207,744
American Railcar Industries, Inc.	803	27,334
Blount International, Inc. (a)	3,361	45,239
ESCO Technologies, Inc. (a)	2,293	104,194
GenTek, Inc. (a)	908	31,408
Hexcel Corp. (a)	8,298	144,468
Koppers Holdings, Inc.	883	23,020
Lamson & Sessions Co. (a)	1,234	29,937
PW Eagle, Inc.	934	32,223
Reddy Ice Holdings, Inc.	1,483	38,291
Smith & Wesson Holding Corp. (a)	2,593	26,811
Standex International Corp.	1,099	33,113

		743,782

MEDIA – 1.5%

Acacia Research - Acacia Technologies (a)	2,476	33,129
Belo Corp., Class A	8,075	148,338
Charter Communications, Inc. (a)	34,110	104,377
Citadel Broadcasting Corp.	3,280	32,669
CKX, Inc. (a)	4,541	53,266
Courier Corp.	891	34,722
Cox Radio, Inc. (a)	4,015	65,444
Crown Media Holdings, Inc. (a)	1,295	4,701
Cumulus Media, Inc., Class A (a)	3,027	31,451
Emmis Communications Corp.	2,915	24,020
Entercom Communications Corp.	2,835	79,890
Entravision Communication Corp. (a)	5,930	48,745
Fisher Communications, Inc. (a)	676	29,886
GateHouse Media, Inc.	1,390	25,798
Gemstar - TV Guide International, Inc. (a)	22,053	88,433
Gray Television, Inc. (a)	3,696	27,092
Journal Communications, Inc.	3,876	48,876

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 35

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

MEDIA (continued)

Journal Register Co.	3,410	$24,893
Jupitermedia Corp. (a)	1,869	14,802
Lee Enterprises, Inc.	4,067	126,321
Lin TV Corp., Class A (a)	2,446	24,338
LodgeNet Entertainment Corp. (a)	1,475	36,919
Martha Stewart Living Omnimedia, Class A	2,240	49,056
Media General Inc., Class A	1,963	72,965
Mediacom Communications Corp. (a)	4,907	39,452
Outdoor Channel holdings, Inc. (a)	1,163	14,921
Playboy Enterprises, Inc., Class B (a)	1,885	21,602
Primedia, Inc. (a)	17,113	28,921
Private Media Group Ltd. (a)	2,171	8,749
Radio One, Inc., Class D (a)	6,777	45,677
Readers Digest Association, Inc.	8,568	143,086
Salem Communications Corp., Class A	830	9,918
Scholastic Corp. (a)	3,119	111,785
Sinclair Broadcast Group, Inc., Class A	4,033	42,346
Spanish Broadcasting System, Inc., Class A (a)	3,841	15,787
Sun-Times Media Group, Inc.	5,850	28,723
TiVo, Inc. (a)	7,525	38,528
Value Line, Inc.	119	5,409
Westwood One, Inc.	6,217	43,892
World Wrestling Entertainment, Inc.	1,845	30,073

		1,859,000

METAL FABRICATE / HARDWARE – 0.6%

AM Castle & Co.	881	22,421
Ampco-Pittsburgh Corp.	638	21,360
CIRCOR International, Inc.	1,421	52,279
Dynamic Materials Corp.	1,048	29,449
Kaydon Corp.	2,507	99,628
Lawson Products	375	17,209
LB Foster Co. (a)	907	23,500
Mueller Water Products, Inc.	9,819	146,009
NN, Inc.	1,532	19,043
RBC Bearings, Inc. (a)	1,818	52,104
Valmont Industries, Inc.	1,607	89,172
Worthington Industries, Inc.	6,435	114,028

		686,202

METALS - DIVERSIFIED – 0.5%

Ameron International Corp.	777	59,340
Griffon Corp. (a)	2,646	67,473
Gulf Island Fabrication, Inc.	1,072	39,557
Matthews International Corp., Class A	2,855	112,344
Mueller Industries, Inc.	3,276	103,849
Quanex Corp.	3,356	116,084
RTI International Metals, Inc. (a)	2,024	158,317

		656,964

MINING – 0.6%

AMCOL International Corp.	1,951	54,121
Brush Engineered Materials, Inc. (a)	1,725	58,253
Century Aluminum Co. (a)	2,055	91,756
Coeur d’Alene Mines Corp. (a)	24,712	122,324
Compass Minerals International, Inc.	2,842	89,694
Hecla Mining Co. (a)	10,596	81,165
Royal Gold, Inc.	1,728	62,174
Stillwater Mining Co. (a)	3,658	45,688
USEC, Inc.	7,729	98,313

		703,488

OFFICE/BUSINESS EQUIPMENT – 0.4%

Compx International, Inc.	100	2,016
Global Imaging Systems, Inc. (a)	4,610	101,189

	SHARES	VALUE (NOTE 2)

OFFICE/BUSINESS EQUIPMENT (continued)

Herman Miller, Inc.	5,898	$214,451
IKON Office Solutions, Inc.	9,769	159,919
Knoll, Inc.	2,694	59,268

		536,843

OIL & GAS – 0.5%

Arena Resources, Inc. (a)	1,045	44,632
Aurora Oil & Gas Corp. (a)	7,468	23,972
Complete Production Services, Inc. (a)	2,315	49,078
Delek US Holdings, Inc.	910	14,915
Exploration Co. of Delaware, Inc. (The) (a)	2,593	34,591
Geoglobal Resources, Inc. (a)	2,582	20,269
GeoMet, Inc. (a)	868	9,027
GMX Resources, Inc. (a)	714	25,347
Gulfport Energy Corp. (a)	1,139	15,479
Mariner Energy, Inc. (a)	6,510	127,596
Metretek Technologies, Inc. (a)	1,395	17,186
NATCO Group, Inc. (a)	1,299	41,412
PrimeEnergy Corp. (a)	59	3,806
Quest Resource Corp. (a)	1,685	17,018
RAM Energy Resources, Inc. (a)	1,797	9,901
Sulphco, Inc. (a)	2,998	14,151
T-3 Energy Services, Inc. (a)	100	2,205
Transmeridian Exploration, Inc. (a)	6,482	22,363
Trico Marine Services, Inc. (a)	1,053	40,340
Vaalco Energy, Inc. (a)	4,965	33,514
Venoco Inc. (a)	1,103	19,369

		586,171

OIL & GAS PRODUCERS – 2.2%

ATP Oil & Gas Corp. (a)	1,793	70,949
Atwood Oceanics, Inc. (a)	2,400	117,528
Berry Petroleum Co., Class A	3,138	97,309
Bois D'ARC Energy, Inc. (a)	1,494	21,857
Carrizo Oil & Gas, Inc. (a)	1,972	57,227
Cascade Natural Gas Corp.	1,020	26,438
Clayton Williams Energy, Inc. (a)	470	17,066
Encore Acquisition Co. (a)	4,694	115,144
Energy Partners, Ltd. (a)	3,408	83,223
Gasco Energy, Inc. (a)	6,329	15,506
Goodrich Petroleum Corp. (a)	1,263	45,695
Grey Wolf, Inc. (a)	17,289	118,603
Hanover Compressor Co. (a)	9,090	171,710
Harvest Natural Resources, Inc. (a)	3,302	35,100
Houston Exploration Co. (a)	2,586	133,903
McMoRan Exploration Co. (a)	2,103	29,905
Meridian Resources Corp. (The) (a)	7,492	23,150
New Jersey Resources Corp.	2,491	121,013
Northwest Natural Gas Co.	2,451	104,020
Parallel Petroleum Corp. (a)	3,331	58,526
Parker Drilling Co. (a)	9,614	78,546
Penn Virginia Corp.	1,658	116,126
Petrohawk Energy Corp. (a)	12,645	145,418
Petroleum Development Corp. (a)	1,293	55,664
Petroquest Energy, Inc. (a)	3,627	46,208
Pioneer Drilling Co. (a)	3,677	48,831
RPC, Inc.	2,844	48,007
South Jersey Industries, Inc.	2,592	86,599
Southwest Gas Corp.	3,561	136,636
Stone Energy Corp. (a)	2,424	85,688
Swift Energy Co. (a)	2,590	116,058
Toreador Resources Corp. (a)	1,075	27,703
W-H Energy Services, Inc. (a)	2,619	127,519
Warren Resources, Inc. (a)	4,742	55,576

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 36

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

OIL & GAS PRODUCERS (continued)

WD-40 Co.	1,493	$52,061

		2,690,512

OIL & GAS SERVICES – 2.4%

Allis-Chalmers Energy, Inc. (a)	1,684	38,799
Alon USA Energy, Inc.	1,069	28,125
Aquila, Inc. (a)	33,237	156,214
Atlas America, Inc. (a)	1,543	78,647
Basic Energy Services, Inc. (a)	1,258	31,010
Bill Barrett Corp. (a)	2,530	68,841
Brigham Exploration Co. (a)	4,043	29,554
Bronco Drilling Co., Inc. (a)	1,208	20,766
Callon Petroleum Co. (a)	1,750	26,302
CARBO Ceramics, Inc.	1,782	66,593
Comstock Resources, Inc. (a)	3,821	118,680
Crosstex Energy, Inc.	2,817	89,271
Dawson Geophysical Co. (a)	669	24,372
Delta Petroleum Corp. (a)	4,704	108,945
Dril-Quip, Inc. (a)	1,968	77,067
Edge Petroleum Corp. (a)	1,544	28,163
EXCO Resources, Inc. (a)	4,623	78,175
Giant Industries, Inc. (a)	1,301	97,510
Hercules Offshore, Inc. (a)	1,801	52,049
Hornbeck Offshore Services, Inc. (a)	2,183	77,933
Hydril (a)	1,489	111,958
Input/Output, Inc. (a)	6,265	85,392
Lone Star Technologies, Inc. (a)	2,736	132,450
Lufkin Industries, Inc.	1,315	76,375
Markwest Hydrocarbon, Inc.	555	26,945
Matrix Service Co. (a)	1,981	31,894
Newpark Resources, Inc. (a)	7,917	57,082
Oil States International, Inc. (a)	4,403	141,909
Piedmont Natural Gas Co., Inc.	6,787	181,552
Rosetta Resources, Inc. (a)	4,498	83,978
Superior Well Services, Inc. (a)	1,148	29,343
Union Drilling, Inc. (a)	1,193	16,797
Universal Compression Holdings, Inc. (a)	2,680	166,455
Veritas DGC, Inc. (a)	3,161	270,676
Western Refining, Inc.	2,061	52,473
WGL Holdings Inc.	4,335	141,234
Whiting Petroleum Corp. (a)	3,285	153,081

		3,056,610

PACKAGING & CONTAINERS – 0.4%

AEP Industries, Inc. (a)	578	30,813
Chesapeake Corp.	1,755	29,870
Graphic Packaging Corp. (a)	6,706	29,037
Greif Inc., Class A	1,465	173,456
Longview Fibre Co.	5,845	128,298
Silgan Holdings, Inc.	2,068	90,827

		482,301

PHARMACEUTICALS – 3.7%

Abaxis, Inc. (a)	1,785	34,361
Acadia Pharmaceuticals, Inc. (a)	2,144	18,846
Adams Respiratory Therapeutics, Inc. (a)	2,697	110,065
Adolor Corp. (a)	3,899	29,320
Akorn, Inc. (a)	4,302	26,888
Align Technology, Inc. (a)	4,958	69,263
Alkermes, Inc. (a)	8,596	114,929
Allscripts Healthcare Solutions, Inc. (a)	4,114	111,037
Alnylam Pharmaceuticals, Inc. (a)	3,277	70,128
Alpharma, Inc., Class A	3,774	90,953
Altus Pharmaceuticals, Inc. (a)	617	11,630

	SHARES	VALUE (NOTE 2)

PHARMACEUTICALS (continued)

American Oriental Bioengineering, Inc. (a)	3,970	$46,330
Anadys Pharmaceuticals, Inc. (a)	2,453	12,069
Array Biopharma, Inc. (a)	3,472	44,858
AtheroGenics, Inc. (a)	3,399	33,684
Auxilium Pharmaceuticals, Inc. (a)	2,302	33,816
AVANIR Pharmaceuticals (a)	3,280	7,577
AVI Biopharma, Inc. (a)	4,329	13,766
Bentley Pharmaceuticals, Inc. (a)	1,708	17,370
Bioenvision, Inc. (a)	3,009	13,962
BioMarin Pharmaceuticals, Inc. (a)	8,122	133,120
Bradley Pharmaceuticals, Inc. (a)	1,293	26,610
Cadence Pharmaceuticals, Inc. (a)	609	7,503
Caraco Pharm Labs, Inc. (a)	814	11,396
Cell Genesys, Inc. (a)	4,689	15,896
Combinatorx, Inc. (a)	2,122	18,377
Conor Medsystems, Inc. (a)	2,672	83,714
Cubist Pharmaceuticals, Inc. (a)	4,827	87,417
CV Therapeutics, Inc. (a)	4,917	68,641
Cypress Bioscience, Inc. (a)	2,715	21,041
Dendreon Corp. (a)	6,138	25,595
Depomed, Inc. (a)	3,169	10,933
Digene Corp. (a)	1,558	74,659
Durect Corp. (a)	5,433	24,123
Emergent Biosolutions, Inc.	442	4,933
Emisphere Technologies, Inc. (a)	2,052	10,855
Genta, Inc. (a)	13,022	5,762
Geron Corp. (a)	5,839	51,266
Hana Biosciences, Inc. (a)	2,474	15,759
HealthExtras, Inc. (a)	2,414	58,177
Hi-Tech Pharmacal Co., Inc. (a)	811	9,870
I-Flow Corp. (a)	2,015	30,124
Idenix Pharmaceuticals, Inc. (a)	2,127	18,484
Indevus Pharmaceuticals, Inc. (a)	4,707	33,420
InterMune, Inc. (a)	2,312	71,094
Isis Pharmaceuticals, Inc. (a)	6,480	72,058
KV Pharmaceuticals Co. (a)	3,439	81,779
Mannatech, Inc.	1,451	21,373
Mannkind Corp. (a)	2,792	46,040
Medarex, Inc. (a)	10,863	160,664
Medicines Co. (The) (a)	4,455	141,313
Medicis Pharmaceutical Corp., Class A	4,839	169,994
Medifast, Inc. (a)	1,028	12,932
Metabasis Therapeutics, Inc. (a)	1,771	13,318
MGI Pharma, Inc. (a)	6,944	127,839
Nabi Biopharmaceuticals (a)	5,171	35,059
Nastech Pharmaceutical Co., Inc. (a)	1,929	29,186
NBTY, Inc. (a)	4,905	203,901
Neurocrine Biosciences, Inc. (a)	3,251	33,875
New River Pharmaceuticals, Inc. (a)	1,410	77,141
Novavax, Inc. (a)	5,294	21,705
Noven Pharmaceuticals, Inc. (a)	2,105	53,572
NPS Pharmaceuticals, Inc. (a)	3,972	17,993
Nuvelo, Inc. (a)	4,605	18,420
Onyx Pharmaceuticalas, Inc. (a)	3,880	41,050
OSI Pharmaceuticals, Inc. (a)	5,059	176,964
Osiris Therapeuttics, Inc. (a)	296	7,495
Pain Therapeutics, Inc. (a)	3,149	28,026
Par Pharmaceeutical Cos., Inc. (a)	3,116	69,705
Penwest Pharmaceuticals Co. (a)	2,030	33,739
Perrigo Co.	6,906	119,474
PetMed Express, Inc. (a)	1,617	21,587
Pharmion Corp. (a)	2,148	55,290
POZEN, Inc. (a)	2,229	37,871

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 37

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

PHARMACEUTICALS (continued)

Progenics Pharmaceuticals, Inc. (a)	1,980	$50,965
Renovis, Inc. (a)	1,819	5,748
Rigel Pharmaceuticals, Inc. (a)	2,200	26,114
Salix Pharmaceuticals Ltd. (a)	4,136	50,335
Santarus, Inc. (a)	4,495	35,196
Sciele Pharma, Inc. (a)	2,588	62,112
Solexa, Inc. (a)	2,028	26,668
Somaxon Pharmaceuticals, Inc. (a)	442	6,272
SuperGen, Inc. (a)	4,262	21,651
Tanox, Inc. (a)	2,163	43,044
Tiens Biotech Group USA, Inc. (a)	300	1,179
Trubion Pharmaceuticals, Inc. (a)	408	7,348
United Therapeutics, Inc. (a)	2,095	113,905
USANA Health Sceinces, Inc. (a)	821	42,413
Valeant Pharmaceuticals International	8,250	142,230
ViroPharma, Inc. (a)	6,098	89,275
Xenoport Inc. (a)	1,789	43,920
Zymogenetics, Inc. (a)	3,334	51,910

		4,579,269

REAL ESTATE – 0.1%

Affordable Residential Communities Rights (a)	3,036	2,682
Avatar Holdings, Inc. (a)	515	41,638
California Coastal Communities, Inc.	964	20,678
Consolidated - Tomoka Land Co.	489	35,403
Housevalues, Inc. (a)	1,160	6,531
Resource Capital Corp.	474	8,034
Tarragon Corp.	1,129	13,740

		128,706

REAL ESTATE INVESTMENT TRUST (REIT) – 7.1%

Acadia Realty Trust	2,824	70,656
Affordable Residential Communities LP (a)	2,846	33,156
Agree Realty Corp.	685	23,543
Alexander's, Inc. (a)	178	74,698
Alexandria Real Estate Equities, Inc.	2,587	259,735
American Campus Communities, Inc.	2,036	57,965
American Financial Realty Trust	11,516	131,743
American Home Mortgage Investment Corp.	3,919	137,635
Anthracite Capital, Inc.	5,072	64,567
Anworth Mortgage Asset Corp.	4,019	38,221
Arbor Realty Trust, Inc.	1,056	31,775
Ashford Hospitality Trust, Inc.	5,343	66,520
BioMed Realty Trust, Inc.	5,798	165,823
Capital Lease Fundng, Inc.	2,950	34,220
Capital Trust, Inc. (New York)	991	49,491
CBRE Realty Finance Inc.	877	13,778
Cedar Shopping Centers, Inc.	3,813	60,665
CentraCore Properties Trust	978	31,619
Corporate Office Properties Trust SBI MD	2,964	149,593
Cousins Properties, Inc.	3,405	120,094
Crescent Real Estate EQT Co.	7,010	138,447
Crystal River Capital, Inc.	636	16,237
Deerfield Triarc Capital Corp.	4,593	77,759
DiamondRock Hospitality Co.,	6,192	111,518
Digital Realty Trust, Inc.	2,247	76,915
EastGroup Properties, Inc.	2,100	112,476
Education Realty Trust, Inc.	2,348	34,680
Entertainment Properties Trust	2,351	137,392
Equity Inns, Inc.	4,848	77,374
Equity Lifestyle Properties, Inc.	1,727	94,001

	SHARES	VALUE (NOTE 2)

REAL ESTATE INVESTMENT TRUST (REIT) (continued)

Equity One, Inc.	3,391	$90,404
Extra Space Storage, Inc.	5,116	93,418
FelCor Lodging Trust, Inc.	5,414	118,242
Fieldstone Investment Corp.	4,183	18,322
First Industrial Realty Trust, Inc.	3,979	186,575
First Potomac Realty Trust	2,132	62,063
Franklin Street Properties Corp.	5,190	109,249
Getty Realty Corp.	1,554	48,019
Glimcher Realty Trust	3,257	86,994
GMH Communities Trust	3,422	34,733
Gramercy Capital Corp (New York) (a)	1,659	51,247
Healthcare Realty Trust, Inc.	4,250	168,045
Hersha Hospitality Trust	2,809	31,854
Highland Hospitality Corp.	5,309	75,653
Highwoods Properties, Inc.	4,806	195,893
Home Properties, Inc.	3,068	181,840
HomeBanc Corp./Atlanta, GA	4,882	20,651
IMPAC Mortgage Holdings, Inc.	6,767	59,550
Inland Real Estate Corp.	6,012	112,545
Innkeepers USA Trust	3,839	59,504
Investors Real Estate Trust	4,124	42,312
JER Investors Trust, Inc.	2,283	47,190
Kite Realty Group Trust	2,541	47,313
KKR Financial Corp.	7,146	191,441
LaSalle Hotel Properties	3,552	162,859
Lexington Corporate Properties Trust	4,700	105,374
LTC Properties, Inc.	2,077	56,723
Luminent Mortgage Capital, Inc.	4,236	41,132
Maguire Properties, Inc.	3,367	134,680
Medical Properties Trust, Inc.	3,561	54,483
MFA Mortgage Investments, Inc.	7,041	54,145
Mid-America Apartment Communities, Inc.	2,100	120,204
Mills Corp. (The)	5,032	100,640
MortgageIT Holdings, Inc.	2,586	38,143
National Health Investors, Inc.	2,094	69,102
National Retail Properties, Inc.	5,146	118,101
Nationwide Health Properties, Inc.	7,513	227,043
Newcastle Investment Corp.	3,911	122,493
Newkirk Realty Trust, Inc.	1,670	30,127
NorthStar Realty Finance Corp.	5,198	86,131
Novastar Financial, Inc.	3,289	87,652
Omega Healthcare Investors, Inc.	5,156	91,364
Parkway Properties, Inc./MD	1,343	68,506
Pennsylvania Real Estate Investment Trust	3,258	128,300
Post Properties, Inc.	3,814	174,300
Potlatch Corp.	3,434	150,478
PS Business Parks, Inc.	1,419	100,337
RAIT Financial Trust	4,619	159,263
Ramco-Gershenson Properties	1,497	57,096
Realty Income Corp.	8,877	245,893
Redwood Trust, Inc.	1,725	100,188
Republic Property Trust	2,316	26,727
Saul Centers, Inc.	973	53,700
Senior Housing Properties Trust	6,081	148,863
Sovran Self Storage, inc.	1,783	102,130
Spirit Finance Corp.	9,524	118,764
Strategic Hotels & Resorts, Inc.	6,505	141,744
Sun Communities, Inc.	1,606	51,970
Sunstone Hotel Investors, Inc.	5,150	137,659
Tanger Factory Outlet Centers	2,752	107,548
Trustreet Properties, Inc.	6,003	101,151
U-Store-It Trust	4,178	85,858

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 38

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

REAL ESTATE INVESTMENT TRUST (REIT) (continued)

Universal Health Realty Income Trust	1,047	$40,812
Urstadt Biddle Properties, Inc., Class A	1,819	34,725
Washington Real Estate Investment Trust	4,000	160,000
Winston Hotels, Inc.	2,596	34,397
Winthrop Realty Trust	3,463	23,722

		8,879,880

RETAIL – 6.1%

99 Cents Only Stores (a)	4,189	50,980
AC Moore Arts & Crafts, Inc. (a)	1,384	29,991
Aeropostale, Inc. (a)	4,847	149,627
AFC Enterprises (a)	2,283	40,341
America’s Car-Mart, Inc. (a)	745	8,836
Applebees International, Inc.	6,603	162,896
Asbury Automotive Group, Inc.	1,057	24,903
Bebe Stores, Inc.	2,093	41,420
Big 5 Sporting Goods Corp.	2,018	49,280
Big Lots, Inc. (a)	10,040	230,117
BJ’s Restaurants, Inc. (a)	1,230	24,858
Blockbuster, Inc. (a)	16,952	89,676
Bob Evans Farms, Inc.	3,187	109,059
Bon-Ton Stores, Inc. (The)	589	20,409
Books-A-Million, Inc.	1,259	28,554
Borders Group, Inc.	5,263	117,628
Brown Shoe Co., Inc.	2,520	120,305
Buckle, Inc. (The)	859	43,680
Buffalo Wild Wings, Inc. (a)	653	34,740
Build-A-Bear Workshop, Inc. (a)	1,308	36,650
Cabela’s, Inc. (a)	2,846	68,674
California Pizza Kitchen, Inc. (a)	1,760	58,626
Casey’s General Stores, Inc.	4,477	105,433
Cash America International, Inc.	2,631	123,394
Casual Male Retail Group, Inc. (a)	2,732	35,653
Cato Corp. (The) Class A	2,716	62,224
CBRL Group, Inc.	2,748	123,000
CEC Entertainment, Inc. (a)	2,959	119,100
Charlotte Russe Holding, Inc. (a)	1,512	46,494
Charming Shoppes, Inc. (a)	10,879	147,193
Children’s Place Retail Stores, Inc. (The) (a)	2,009	127,612
Chipolte Mexican Grill, Inc. (a)	2,170	112,840
Christopher & Banks Corp.	3,246	60,570
Citi Trends, Inc. (a)	561	22,238
CKE Restaurants, Inc.	6,070	111,688
Conn’s, Inc. (a)	690	16,056
Cosi, Inc. (a)	2,961	15,071
Cost Plus, Inc. (a)	1,954	20,126
CSK Auto Corp. (a)	3,894	66,782
DEB Shops, Inc.	416	10,982
dELIA*s, Inc. (a)	2,138	22,428
Denny’s Corp. (a)	8,150	38,386
Domino’s Pizza, Inc.	3,369	94,332
Dress Barn, Inc. (a)	4,089	95,396
DSW, Inc., Class A (a)	1,439	55,502
Ezcorp, Inc. (a)	3,150	51,187
Finish Line	3,786	54,064
First Cash Financial Services, Inc. (a)	2,480	64,158
Fred’s, Inc.	3,535	42,561
Genesco, Inc. (a)	2,070	77,211
Group 1 Automotive, Inc. (a)	2,208	114,198
Guitar Center, Inc. (a)	2,601	118,241
Haverty Furniture Cos., Inc.	1,941	28,727
Hibbett Sporting Goods, Inc. (a)	2,848	86,949
HOT Topic, Inc. (a)	3,925	52,359

	SHARES	VALUE (NOTE 2)

RETAIL (continued)

Ihop Corp.	1,633	$86,059
Insight Enterprises, Inc. (a)	4,291	80,971
J Crew Group, Inc. (a)	1,923	74,132
Jack in the Box, Inc. (a)	3,142	191,788
Jo-Ann Stores, Inc. (a)	2,137	52,570
JOS A. Bank Clothiers, Inc. (a)	1,594	46,784
Kenneth Cole Productions, Inc., Class A	812	19,480
Krispy Kreme Doughnuts, Inc. (a)	4,864	53,990
Landry’s Restaurants, Inc.	1,455	43,781
Lithia Motors, Inc., Class A	1,407	40,465
Longs Drug Stores Corp.	2,829	119,893
Luby’s, Inc. (a)	1,890	20,582
MarineMax, Inc. (a)	1,465	37,987
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,058	25,434
Men’s Wearhouse, Inc.	4,234	161,993
Morton’s Restaurant Group, Inc. (a)	835	13,903
Movado Group, Inc.	1,572	45,588
New York & Co., Inc. (a)	1,843	24,106
Nu Skin Enterprises, Inc.	5,120	93,338
O’Charleys, Inc. (a)	2,053	43,688
Pacific Sunwear of California (a)	6,472	126,722
Pantry, Inc. (The) (a)	2,016	94,429
Papa John’s International, Inc. (a)	2,164	62,778
Payless Shoesource, Inc. (a)	5,917	194,196
PEP Boys-Manny Moe & Jack	4,821	71,640
PF Chang’s China Bistro, Inc. (a)	2,357	90,462
Pier 1 Imports, Inc.	7,742	46,065
Pricesmart, Inc. (a)	704	12,609
Rare Hospitality International, Inc. (a)	3,013	99,218
Red Robin Gourmet Burgers, Inc. (a)	1,469	52,664
Regis Corp.	4,059	160,493
Restoration Hardware, Inc. (a)	2,619	22,288
Retail Ventures, Inc. (a)	1,876	35,719
Ruby Tuesday, Inc.	5,247	143,978
Rush Enterprises, Inc., Class A (a)	1,879	31,793
Ruth’s Chris Steak House (a)	1,551	28,352
School Specialty, Inc. (a)	1,867	69,994
Select Comfort Corp. (a)	4,786	83,228
Smart & Final, Inc. (a)	1,231	23,266
Sonic Automotive, Inc.	2,679	77,798
Sonic Corp. (a)	6,179	147,987
Stage Stores, Inc.	2,582	78,467
Steak N Shake Co. (The) (a)	2,503	44,053
Stein Mart, Inc.	2,329	30,883
Susser Holdings Corp. (a)	659	11,862
Syms Corp. (a)	544	10,831
Systemax, Inc. (a)	806	14,065
Talbots, Inc.	2,000	48,200
Texas Roadhouse, Inc. (a)	4,635	61,460
Tuesday Morning Corp.	2,663	41,410
Tween Brands, Inc. (a)	2,987	119,271
Under Armour, Inc., Class A (a)	1,848	93,232
West Marine, Inc. (a)	1,274	22,002
Wet Seal, Inc., (The) Class A (a)	5,990	39,953
Zale Corp. (a)	4,258	120,118
Zumiez, Inc. (a)	1,281	37,841

		7,589,264

SEMICONDUCTORS – 2.7%

Advanced Analogic Technologies, Inc. (a)	3,169	17,081
AMIS Holdings, Inc. (a)	3,857	40,768
Amkor Technology, Inc. (a)	9,095	84,947

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 39

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

SEMICONDUCTORS (continued)

Applied Micro Circuits Corp. (a)	26,267	$93,511
Asyst Technologies, Inc. (a)	4,175	30,519
Axcelis Technologies, Inc (a)	8,978	52,342
Brooks Automation, Inc. (a)	6,635	95,544
Cirrus Logic, Inc. (a)	7,775	53,492
Cohu, Inc.	1,997	40,260
Conexant Systems, Inc. (a)	42,732	87,173
Credence Systems Corp. (a)	8,882	46,186
EMCORE Corp. (a)	3,505	19,383
Emulex Corp. (a)	7,498	146,286
Entegris, Inc. (a)	12,230	132,329
Exar Corp. (a)	2,774	36,062
Formfactor, Inc. (a)	4,070	151,607
Genesis Microchip, Inc. (a)	3,154	31,982
Hittite Microwave Corp. (a)	1,155	37,330
Ikanos Communications, Inc. (a)	1,769	15,373
IXYS Corp. (a)	2,345	20,870
Kopin Corp. (a)	5,791	20,674
Kulicke & Soffa Industries, Inc. (a)	5,025	42,210
Lattice Semiconductor Corp. (a)	10,146	65,746
LTX Corp. (a)	5,319	29,786
Mattson Technology, Inc. (a)	4,646	43,301
Micrel, Inc. (a)	6,058	65,305
Microsemi Corp. (a)	6,288	123,559
Mindspeed Technologies, Inc. (a)	9,494	18,134
MIPS Technologies, Inc. (a)	3,748	31,108
MKS Instruments, Inc. (a)	3,235	73,046
Monolithic Power Systems, Inc. (a)	1,934	21,487
Netlogic Microsystems, Inc. (a)	1,416	30,713
OmniVision Technologies, Inc. (a)	4,732	64,592
ON Semiconductor Corp. (a)	13,534	102,452
Pericom Semiconductor Corp. (a)	2,340	26,840
Photronics, Inc. (a)	3,679	60,115
PLX Technology, Inc. (a)	2,155	28,101
Portalplayer, Inc. (a)	2,128	28,622
Rudolph Technologies, Inc. (a)	2,173	34,594
Semitool, Inc. (a)	1,894	25,209
Semtech Corp. (a)	6,426	83,988
Silicon Image, Inc. (a)	7,245	92,156
Sirf Technology Holdings, Inc. (a)	4,564	116,473
Skyworks Solutions, Inc. (a)	14,261	100,968
Staktek Holdings, Inc. (a)	964	4,965
Standard Microsystems Corp. (a)	1,971	55,149
Supertex, Inc. (a)	1,066	41,840
Techwell, Inc. (a)	477	7,661
Tessera Technologies, Inc. (a)	4,103	165,515
Transmeta Corp. (Delaware) (a)	16,855	18,709
TranSwitch Corp. (a)	10,956	15,338
TriQuint Semiconductor, inc. (a)	12,419	55,885
Ultratech, Inc. (a)	2,118	26,433
Varian Semiconductor Equipment Associates, Inc. (a)	5,088	231,606
Veeco Instruments, Inc. (a)	2,689	50,365
Virage Logic Corp. (a)	1,375	12,774
Volterra Semiconductor Corp. (a)	1,613	24,195
Zoran Corp. (a)	4,357	63,525

		3,336,184

SOFTWARE – 2.6%

Altiris, Inc. (a)	2,081	52,816
American Reprographics Co. (a)	2,321	77,313
Ansys, Inc. (a)	2,929	127,382
Avid Technology, Inc. (a)	3,755	139,911
Avocent Corp. (a)	4,547	153,916
Blackbaud, Inc.	3,882	100,932

	SHARES	VALUE (NOTE 2)

SOFTWARE (continued)

Blackboard, nc. (a)	2,465	$74,049
Borland Software Corp. (a)	6,705	36,475
Commvault Systems, Inc. (a)	1,129	22,591
Computer Programs & Systems, Inc.	831	28,246
Convera Corp. (a)	2,422	11,117
CSG Systems International, Inc. (a)	4,241	113,362
eFunds Corp. (a)	4,135	113,713
Emageon, Inc. (a)	1,805	27,725
EPIQ Systems, Inc. (a)	1,320	22,400
FalconStor Software, Inc. (a)	3,279	28,363
Hyperion Solutions Corp. (a)	5,268	189,332
Infocrossing, Inc. (a)	1,516	24,711
Informatica Corp. (a)	7,659	93,516
Innerworkings, Inc. (a)	898	14,332
InPhonic, Inc. (a)	2,057	22,812
Inter-Tel, Inc.	1,872	41,484
JDA Software Group, Inc. (a)	2,593	35,706
Keane, Inc. (a)	3,827	45,580
Lawson Software, Inc. (a)	11,060	81,733
ManTech International Corp. (a)	1,601	58,965
Mapinfo Corp. (a)	1,890	24,665
MicroStrategy, Inc. (a)	846	96,452
Midway Games, Inc. (a)	3,026	21,121
Nuance Communications, Inc. (a)	11,163	127,928
Omnicell, Inc. (a)	2,415	44,991
Omniture, Inc. (a)	1,167	16,431
Opnet Technologies, Inc. (a)	1,146	16,560
Parametric Technology Corp. (a)	9,904	178,470
PDF Solutions, Inc. (a)	1,814	26,212
Pegasystems, Inc.	1,198	11,824
Per-Se Technologies, Inc. (a)	2,972	82,562
Quality Systems, Inc.	1,458	54,340
Renaissance Learning, Inc.	656	11,631
Schawk, Inc.	1,374	26,848
SPSS, Inc. (a)	1,719	51,690
Sybase, Inc. (a)	8,002	197,649
Synchronoss Technologies, Inc. (a)	689	9,453
Take-Two Interactive Software, Inc. (a)	6,359	112,936
Taleo Corp., Class A (a)	1,205	16,472
THQ, Inc. (a)	5,674	184,518
Trident Microsystems, Inc. (a)	5,077	92,300
Ulticom, Inc. (a)	1,081	10,367
Verint Systems, Inc. (a)	1,177	40,348
Wind River Systems, Inc. (a)	6,703	68,706

		3,262,956

TELECOMMUNICATIONS – 3.0%

3Com Corp. (a)	34,799	143,024
Acme Packet, Inc. (a)	1,175	24,252
Adaptec, Inc. (a)	10,102	47,075
Adtran, Inc.	5,776	131,115
Anaren, Inc. (a)	1,528	27,137
Anixter International, Inc. (a)	2,936	159,425
Atheros Communications, Inc. (a)	4,589	97,837
Atlantic Tele-Network, Inc.	532	15,588
Broadwing Corp. (a)	6,778	105,872
C-COR, Inc. (a)	4,251	47,356
CalAmp Corp. (a)	2,003	16,905
Carrier Access Corp. (a)	1,791	11,749
Cbeyond, Inc. (a)	1,463	44,753
Centennial Communications Corp.	1,906	13,704
Commonwealth Telephone Enterprises, Inc.	1,903	79,660
Comtech Telecommunications Corp. (a)	2,026	77,130

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 40

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

TELECOMMUNICATIONS (continued)

Consolidated Communications Holdings, Inc.	1,808	$37,787
CPI International, Inc. (a)	571	8,565
CT Communications, Inc.	1,702	39,010
Ditech Networks, Inc. (a)	2,865	19,826
Dobson Communications Corp., Class A (a)	13,204	115,007
EMS Technologies, Inc. (a)	1,347	26,980
Eschelon Telecom, Inc. (a)	827	16,383
Essex Corp. (a)	1,711	40,910
Fairpoint Communications, Inc.	2,445	46,333
FiberTower Corp. (a)	10,499	61,734
Finisar Corp. (a)	20,239	65,372
Foundry Networks, Inc. (a)	12,953	194,036
General Communicaiton, Inc., Class A (a)	4,753	74,765
Globalstar Inc. (a)	1,676	23,313
Golden Telecom, Inc.	1,940	90,870
ID Systems, Inc. (a)	984	18,519
IDT Corp., Class B (a)	3,997	52,281
Iowa Telecommunications Services, Inc.	2,792	55,030
iPCS, Inc. (a)	1,484	82,154
Lightbridge, Inc. (a)	2,419	32,753
Loral Space & Communications, Inc. (a)	1,011	41,168
MasTec, Inc. (a)	3,564	41,129
MRV Communications, Inc. (a)	11,070	39,188
North Pittsburg Systems, Inc.	1,334	32,203
Novatel Wireless, Inc. (a)	2,618	25,316
Oplink Communications, Inc. (a)	1,452	29,853
Optical Communication Products, Inc. (a)	1,666	2,732
Optium Corp. (a)	526	13,118
Orbcomm, Inc. (a)	813	7,171
Parkervision, Inc. (a)	1,623	18,096
Plantronics, Inc.	4,180	88,616
Polycom, Inc. (a)	7,757	239,769
Powerwave Technologies, Inc. (a)	11,563	74,581
Premiere Global Services, Inc. (a)	6,424	60,643
Radyne Corp. (a)	1,592	17,098
RCN Corp. (a)	2,589	78,058
SAVVIS, Inc. (a)	2,905	103,738
Sirenza Microdevices, Inc. (a)	2,491	19,579
Sonus Networks, Inc. (a)	22,450	147,946
Syniverse Holdings, Inc. (a)	2,035	30,505
Tekelec (a)	5,135	76,152
Time Warner Telecom, Inc., Class A (a)	12,624	251,596
USA Mobility, Inc.	2,431	54,381
UTStarcom, Inc. (a)	10,741	93,984
Vonage Holdings Corp. (a)	2,698	18,724
Zhone Technologies, Inc. (a)	9,267	12,140

		3,761,694

TELECOMMUNICATIONS EQUIPMENT – 0.8%

Andrew Corp. (a)	14,192	145,184
Arris Group, Inc. (a)	9,506	118,920
Avanex Corp. (a)	14,564	27,526
CommScope, Inc. (a)	5,158	157,216
Harmonic, Inc. (a)	6,594	47,938
InterDigital Communications Corp. (a)	4,598	154,263
Ixia (a)	3,695	35,472
NTELOS Holdings Corp. (a)	1,335	23,870
RF Micro Devices, Inc. (a)	17,015	115,532
Stratex Networks, Inc. (a)	8,515	41,128
Sycamore Networks, Inc. (a)	16,386	61,611

	SHARES	VALUE (NOTE 2)

TELECOMMUNICATIONS EQUIPMENT (continued)

Symmetricom, Inc. (a)	3,960	$35,323
Viasat, Inc. (a)	1,968	58,666

		1,022,649

TELEPHONE – 0.1%

Cincinnati Bell, Inc. (a)	21,954	100,330
Shenandoah Telecom Co.	685	32,202
SureWest Communications	1,300	35,802

		168,334

TEXTILES – 0.5%

G&K Services, Inc., Class A (a)	1,891	73,541
Guess?, Inc. (a)	1,862	118,107
Interface, Inc., Class A (a)	4,247	60,392
Kellwood Co.	2,275	73,983
Perry Ellis International, Inc. (a)	645	26,445
Shoe Carnival, Inc. (a)	744	23,510
Steven Madden, Ltd.	1,850	64,916
Unifirst Corp. (MA)	855	32,841
Wolverine World Wide, Inc.	4,957	141,374

		615,109

TOBACCO – 0.1%

Universal Corp., Richmond, VA	2,287	112,086
Vector Group, Ltd.	3,506	62,231

		174,317

TOYS / GAMES / HOBBIES – 0.3%

Jakks Pacific, Inc. (a)	2,448	53,464
Leapfrog Enterprises, Inc. (a)	3,025	28,677
Marvel Entertainment, Inc. (a)	4,187	112,672
Multimedia Games, Inc. (a)	2,404	23,079
RC2 Corp. (a)	1,851	81,444
Topps Co., Inc. (The)	2,973	26,460

		325,796

TRANSPORTATION – 1.4%

Abx Air, Inc. (a)	5,022	34,803
American Commerical Lines, Inc (a)	2,734	179,104
Arkansas Best Corp.	2,246	80,856
Atlas Air Worldwide Holdings, Inc. (a)	1,775	78,988
Bristow Group, Inc. (a)	2,076	74,923
Celadon Group, Inc. (a)	1,977	33,115
Dynamex, Inc. (a)	981	22,916
EGL, Inc. (a)	2,797	83,295
Florida East Coast Industries, Inc. (a)	3,129	186,488
Forward Air Corp.	2,799	80,975
Genesee & Wyoming, Inc., Class A (a)	3,214	84,335
Greenbrier Cos., Inc.	1,203	36,090
GulfMark Offshore, Inc. (a)	1,552	58,060
Heartland Express, Inc.	5,382	80,838
Horizon Lines, Inc., Class A	1,270	34,239
HUB Group, Inc., Class A (a)	3,556	97,968
Knight Transportation, Inc.	5,089	86,767
Marten Transport, Ltd. (a)	1,360	24,929
Old Dominion Freight Line (a)	2,502	60,223
Pacer International, Inc.	3,338	99,372
PAM. Transportation Services (a)	473	10,416
Patriot Transportation Holding, Inc. (a)	138	12,884
PHI, Inc. (a)	1,218	39,865
Quality Distribution, Inc. (a)	688	9,164
RailAmerica, Inc. (a)	3,456	55,573
Saia, Inc. (a)	1,303	30,243
SIRVA, Inc. (a)	4,273	14,870
Universal Truckload Services, Inc. (a)	527	12,516
US Xpress Enterprises, Inc. (a)	758	12,484
USA Truck, Inc. (a)	767	12,310

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 41

E*TRADE Russell 2000 Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

TRANSPORTATION (continued)

Werner Enterprises, Inc.	4,569	$79,866

		1,808,475

TRUCKING & LEASING – 0.1%

Amerco, Inc. (a)	912	79,353
Interpool, Inc.	1,064	24,855
TAL International Group, Inc.	1,435	38,300

		142,508

WATER – 0.2%

American States Water Co.	1,496	57,776
California Water Service Group	1,700	68,680
Pico Holdings, Inc. (a)	954	33,171
SJW Corp.	1,333	51,667
Southwest Water Co.	2,015	27,726

		239,020

TOTAL COMMON STOCKS (Cost $103,990,092)		120,923,061

	SHARES/ PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS – 3.5%

BlackRock Liquidity Funds TempCash Portfolio	4,051,667	4,051,667
U. S. Treasury Bill 4.76%(b), 02/01/07 (c)	$250,000	248,953

TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,608)		4,300,620
TOTAL INVESTMENTS - 100.3% (Cost $108,290,700)		$125,223,681

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.3%)		(393,986)

TOTAL NET ASSETS - 100.0%		$124,829,695

(a)	Non-income producing.

(b)	Yield to Maturity.

(c)	See Note 6 regarding futures contracts.

INDUSTRY	VALUE	% OF TOTAL NET ASSETS

ADVERTISING	$475,778	0.4%
AEROSPACE/DEFENSE	1,419,078	1.1%
AGRICULTURE	321,725	0.3%
AIRLINES	788,002	0.6%
APPAREL	1,515,135	1.2%
AUTO MANUFACTURERS	520,853	0.4%
AUTO PARTS & EQUIPMENT	984,359	0.8%
BANKS	11,979,603	9.6%
BEVERAGES	158,540	0.1%
BIOTECHNOLOGY	2,438,084	2.0%
BUILDING MATERIALS	1,100,077	0.9%
CHEMICALS	2,687,958	2.2%
COAL	146,599	0.1%
COMMERCIAL SERVICES	7,821,892	6.3%
COMPUTERS	4,810,018	3.9%
COMPUTERS, PERIPHERAL & SOFTWARE	862,073	0.7%
COSMETICS / PERSONAL CARE	169,488	0.1%
DISTRIBUTION / WHOLESALE	969,278	0.8%
DIVERSIFED FINANCIAL SERVICES	2,757,241	2.2%
ELECTRIC	2,109,738	1.7%
ELECTRICAL COMPONENTS & EQUIPMENT	1,182,755	0.9%
ELECTRONICS	3,306,794	2.6%
ENERGY - ALTERNATE SOURCES	489,779	0.4%
ENGINEERING & CONTRUCTION	778,016	0.6%
ENTERTAINMENT	1,255,342	1.0%
ENVIRINMENTAL CONTROL	663,223	0.5%
FOOD	1,695,525	1.4%
FOREST PRODUCTS & PAPER	552,674	0.4%
GAS	427,786	0.3%
HAND / MACHINE TOOLS	342,606	0.3%
HEALTH CARE	5,759,317	4.6%
HOLDING COMPANIES	180,789	0.1%
HOME BUILDERS	790,012	0.6%
HOME FURNISHINGS	558,622	0.4%
HOUSEHOLD PRODUCTS / WARE	1,004,171	0.8%
INSURANCE	2,958,844	2.4%
INTERNET COMPANIES	2,225,151	1.8%
INVESTMENT COMPANIES	20,341	0.0%
IRON / STEEL	972,163	0.8%
LEISURE TIME	706,396	0.6%
LODGING	650,144	0.5%
MACHINERY	1,693,182	1.4%
MANUFACTURERS	637,876	0.5%
MANUFACTURING	743,782	0.6%
MEDIA	1,859,000	1.5%
METAL FABRICATE / HARDWARE	686,202	0.6%
METALS - DIVERSIFIED	656,964	0.5%
MINING	703,488	0.6%
OFFICE/BUSINESS EQUIPMENT	536,843	0.4%
OIL & GAS	586,171	0.5%
OIL & GAS PRODUCERS	2,690,512	2.2%
OIL & GAS SERVICES	3,056,610	2.4%
PACKAGING & CONTAINERS	482,301	0.4%
PHARMACEUTICALS	4,579,269	3.7%
REAL ESTATE	128,706	0.1%
REAL ESTATE INVESTMENT TRUST (REIT)	8,879,880	7.1%
RETAIL	7,589,264	6.1%
SEMICONDUCTORS	3,336,184	2.7%
SOFTWARE	3,262,956	2.6%
TELECOMMUNICATIONS	3,761,694	3.0%
TELECOMMUNICATIONS EQUIPMENT	1,022,649	0.8%
TELEPHONE	168,334	0.1%
TEXTILES	615,109	0.5%
TOBACCO	174,317	0.1%
TOYS / GAMES / HOBBIES	325,796	0.3%
TRANSPORTATION	1,808,475	1.4%
TRUCKING & LEASING	142,508	0.1%
WATER	239,020	0.2%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	3,906,634	3.2%

	$124,829,695	100.0%

The accompanying notes are an integral part of these Financial Statements

E*TRADE Russell 2000 Index Fund – 42

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS

December 31, 2006

	SHARES	VALUE (Note 2)

COMMON STOCKS – 94.4%

AUSTRALIA – 5.3%

ABC Learning Centres, Ltd.	3,266	$21,565
AGL Energy, Ltd. (a)	3,477	44,343
Alinta, Ltd.	4,545	42,344
Alumina, Ltd. ADR	2,687	53,471
Amcor, Ltd. ADR	2,085	47,538
AMP, Ltd.	17,247	136,826
Ansell, Ltd.	1,391	12,319
APN News & Media, Ltd.	2,538	12,081
Aristocrat Leisure, Ltd.	3,241	40,466
ASX, Ltd.	1,575	47,255
Australia & New Zealand Banking Group, Ltd. ADR	3,385	377,631
AXA Asia Pacific Holdings, Ltd.	8,039	46,012
Babcock & Brown, Ltd.	2,101	40,878
BHP Billiton, Ltd. ADR	16,121	640,810
Billabong International, Ltd.	1,528	20,921
BlueScope Steel, Ltd.	6,446	43,648
Boral, Ltd.	5,405	32,362
Brambles Industries, Ltd. (a)	14,315	144,214
Brambles, Industries, Ltd. (a)	5,293	52,589
Caltex Australia, Ltd.	1,245	22,530
Centro Properties Group	7,559	54,173
CFS Retail Property Trust	12,552	23,045
Challenger Financial Services Group, Ltd.	3,768	12,191
Coca-Cola Amatil, Ltd. ADR	2,419	29,591
Cochlear, Ltd.	506	23,059
Coles Myer, Ltd.	10,449	115,091
Commonwealth Bank of Australia	11,836	460,250
Commonwealth Property Office Fund	13,424	15,543
Computershare, Ltd.	4,146	28,953
CSL, Ltd.	1,681	86,393
CSR, Ltd.	8,333	24,601
DB RREEF Trust	24,553	34,279
Downer EDI, Ltd.	2,753	15,137
Foster's Group, Ltd. ADR	18,619	101,555
Futuris Corp., Ltd.	5,659	8,754
Goodman Fielder, Ltd.	9,777	17,077
GPT Group	17,888	78,834
Harvey Norman Holdings, Ltd.	4,877	14,571
Iluka Resources, Ltd.	2,148	11,227
Ing Industrial Fund	7,676	14,298
Insurance Australia Group, Ltd.	14,711	73,365
Investa Property Group	14,070	27,811
John Fairfax Holdings, Ltd.	9,318	35,431
Leighton Holdings, Ltd.	1,282	20,397
Lend Lease Corp., Ltd.	3,318	48,112
Lion Nathan, Ltd.	2,710	17,370
Macquarie Airports	6,236	17,662
Macquarie Bank, Ltd.	2,303	142,937
Macquarie Communications	2,914	14,428
Macquarie Goodman Group	12,821	76,554
Macquarie Infrastructure Group	23,344	63,465
Macquarie Office Trust	18,150	21,970
Mayne Pharma, Ltd.	5,868	18,802
Mirvac Group	9,078	39,873
Multiplex Group	5,793	18,176
National Australia Bank, Ltd. ADR	2,969	472,813
Newcrest Mining, Ltd. ADR	3,072	63,803
OneSteel, Ltd.	5,251	19,335
Orica, Ltd.	2,852	54,445
Origin Energy, Ltd.	7,898	51,273

	SHARES	VALUE (Note 2)

Australia (continued)

Pacific Brands, Ltd.	4,639	$9,529
Paladin Resources, Ltd. (a)	3,869	27,012
PaperlinX, Ltd.	4,115	12,694
Perpetual Trustees Australia,Ltd	377	23,164
Publishing & Broadcasting, Ltd.	1,250	20,923
Qantas Airways, Ltd.	8,836	36,367
QBE Insurance Group, Ltd.	7,414	167,971
Rinker Group, Ltd. ADR	1,674	118,938
Rio Tinto, Ltd.	2,636	153,242
Santos, Ltd. ADR	1,374	42,828
Sonic Healthcare, Ltd.	2,451	28,701
Stockland	12,621	82,152
Suncorp-Metway, Ltd.	5,135	82,178
Sydney Roads Group	8,613	8,945
Symbion Health, Ltd.	5,934	17,682
TABCORP Holdings, Ltd. ADR	484	64,281
Tattersall's, Ltd.	10,068	30,956
Telstra Corp., Ltd. ADR	5,291	86,667
Telstra Corp., Ltd., Receipt (a)	13,713	29,075
Toll Holdings, Ltd.	4,952	71,224
Tower Australia Group, Ltd. (a)	1,484	3,567
Transurban Group	7,691	46,114
Wesfarmers, Ltd.	3,487	103,068
Westfield Group NPV	13,886	229,213
Westpac Banking Corp. ADR	3,392	324,411
Woodside Petroleum, Ltd. ADR	4,304	129,285
Woolworths, Ltd.	10,922	205,432
WorleyParsons, Ltd.	1,323	22,185
Zinifex, Ltd.	4,491	66,098

		6,590,349

AUSTRIA – 0.6%

Andritz AG	90	19,489
Boehler-Uddeholm AG ADR	1,505	26,345
Bwin Interactive Entertainment (a)	210	4,429
Erste Bank Der Oesterreichischen ADR	3,419	130,971
Flughafenwien AG	97	9,530
Immoeast Immobilien Anlagen AG (a)	2,564	35,964
Immofinanz Immobilien Anlagen AG (a)	4,128	58,725
Mayr-Melnhof Karton AG	39	7,299
Meinl European Land, Ltd. (a)	2,075	53,195
OMV AG	1,522	86,211
Raiffeisen International Bank Holding AG	329	49,973
RHI AG (a)	236	12,044
Telekom Austria AG ADR	1,729	92,821
Verbund Class A	711	37,784
Voestalpine AG	804	45,277
Wiener Staedtische Allgemeine Versicherung AG	291	20,402
Wienerberger AG	650	38,514

		728,973

BELGIUM – 1.2%

AGFA-Gevaert NV	892	22,710
Barco NV	104	9,464
Bekaert SA	119	14,832
Belgacom SA	1,502	65,985
Cofinimmo	60	12,040
Colruyt SA	147	31,331
Compagnie Maritime Belge SA	145	6,239
D' ieteren SA	26	9,237
Delhaize Group ADR	706	58,796
Dexia	5,293	144,490
Euronav NV	170	5,073

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 43

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

Belgium (continued)

Fortis NL ADR	10,802	$460,368
Groupe Bruxelles Lambert SA	679	81,349
Inbev NV	1,691	111,148
KBC Bancassurance Holding	1,690	206,669
Mobistar SA	292	24,851
Omega Pharma SA	174	13,080
Solvay SA	586	89,697
UCB SA	808	55,313
Umicore	228	38,700

		1,461,372

BERMUDA – 0.0%

Frontline, Ltd.	483	15,561
SeaDrill, Ltd. (a)	2,010	33,779

		49,340

DENMARK – 0.8%

AP Moller - Maersk A/S	10	93,758
Bang & Olufsen, A/S	99	12,720
Carlsberg A/S Class B	295	29,190
Codan A/S	125	12,113
Coloplast A/S	246	22,181
Dampskibseelskabet TORM ADR	134	8,777
Danisco A/S	451	38,297
Danske Bank A/S	4,512	199,795
DSV, de Sammensluttede Vagnmaend	186	33,878
East Asiatic Co., Ltd. A/S	154	8,600
FLSmidth & Co., A/S Class B	391	24,798
GN Store Nord	1,926	28,352
H Lundbeck A/S	489	13,445
Jyske Bank (a)	553	39,088
NKT Holding A/S	173	15,250
Novo-Nordisk A/S Class B ADR	2,220	185,659
Novozymes A/S Class A	425	36,416
Sydbank A/S	581	27,694
Topdanmark A/ S (a)	167	27,521
TrygVesta AS	251	19,086
Vestas Wind Systems A/ S (a)	1,708	71,826
William Demant Holding (a)	262	21,201

		969,645

FINLAND – 1.3%

Amer Sports Oyj	659	14,485
Amer Sports Oyj ADR	1	11
Cargotec Corp. Class B	352	19,479
Elisa Oyj, Class A	1,379	37,668
Fortum Oyj	4,071	115,496
KCI Konecranes Oyj	523	15,325
Kesko, Class B	605	31,880
Kone Oyj	703	39,712
Metso Oyj ADR	1,176	59,388
Neste Oil Oyj	1,182	35,780
Nokia Oyj ADR	37,762	767,324
Nokian Renkaat Oyj	957	19,525
OKO Bank Class A	873	14,586
Orion Oyj Class B (a)	783	16,975
Outokumpu Oyj, Class A	919	35,788
Rautaruukki Oyj	770	30,467
Sampo Oyj, Class A	3,902	104,106
Sanoma-WSOY Oyj	592	16,631
Stora Enso Oyj ADR	5,357	84,587
Tietoenator Oyj	700	22,492
UPM-Kymmene Oyj ADR	4,826	121,905
Uponor Oyj	507	18,878
Wartsila Corp., Class B	590	31,608

	SHARES	VALUE (Note 2)

FINLAND (continued)
YIT Oyj	1,158	$31,889

		1,685,985

FRANCE – 9.1%

Accor SA	1,859	143,597
Air France-KLM ADR	1,118	46,799
Alcatel SA ADR	21,284	302,658
Alstom (a)	1,014	136,711
Atos Origin SA (a)	623	36,801
AXA SA ADR	15,376	620,114
BNP Paribas ADR	15,448	841,813
Bouygues SA	1,879	120,178
Business Objects SA ADR (a)	889	35,071
Cap Gemini SA	1,157	72,311
Carrefour SA	5,526	334,106
Casino Guichard-Perrachon SA	402	37,226
CNP Assurances	384	42,706
Compagine de Saint-Gobain	2,911	243,659
Compagnie Generale D'Optique Essilor International SA	907	97,271
Compagnie Generale Des Etablissements Michelin	1,323	126,243
Credit Agricole SA	5,524	231,310
Dassault Systemes SA ADR	531	28,069
France Telecom SA ADR	15,606	432,286
Gaz de France	1,815	83,232
Gecina SA	115	21,935
Groupe Danone ADR	10,937	356,546
Hermes International	591	73,804
Imerys SA	294	26,098
Klepierre	170	32,015
L'Air Liquide SA	1,111	262,964
L'Oreal SA	2,655	265,119
Lafarge SA ADR	5,526	205,567
Lagardere S.C.A. ADR	1,116	89,769
LVMH Moet Hennessy Louis Vuitton SA	2,259	237,385
M6-Metropole Television	608	21,667
Neopost SA	295	36,971
Pagesjaunes Groupe SA	1,157	22,969
Pernod-Ricard SA	694	158,937
Peugeot SA ADR	1,407	93,138
Pinault Printemps Redoute SA	610	90,855
Publicis Groupe ADR	1,283	54,181
Renault SA	1,708	204,300
Safran SA	1,539	35,567
Sanofi-Aventis ADR	18,764	866,334
Schneider Electric SA	2,090	231,060
SCOR ADR	9,283	27,571
Societe BIC SA	256	17,794
Societe Des Autoroutes Paris	209	16,647
Societe Generale ADR	16,995	576,397
Societe Television Francaise 1	1,090	40,351
Sodexho Alliance SA ADR	880	55,026
Suez SA ADR	9,380	487,385
Technip-Coflexip SA ADR	975	66,895
Thales SA	793	39,425
Thomson/ex-TMM ADR	2,399	46,828
TotalFinaElf SA ADR	20,129	1,447,678
Unibail	423	103,053
Valeo SA ADR	1,286	26,734
Vallourec	367	105,946
Veolia Environnement ADR	2,633	198,160
Vinci SA	1,971	250,942
Vivendi	10,652	415,035

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 44

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

FRANCE (continued)

Zodiac SA	379	$25,386

		11,346,595

GERMANY – 6.8%

Adidas-Salomon AG	1,873	93,187
Allianz AG ADR	39,763	811,961
Altana AG ADR	647	40,114
BASF AG ADR	4,507	438,126
Bayer AG ADR	6,697	357,352
Beiersdorf AG	465	30,034
Bilfinger Berger AG	343	24,974
Celesio AG	784	41,880
Commerzbank AG ADR	5,758	218,293
Continental AG ADR	1,211	140,861
Daimlerchrysler AG	774	47,500
Daimlerchrysler AG	8,452	519,037
Deutsche Bank AG	4,791	635,830
Deutsche Boerse AG	941	172,737
Deutsche Lufthansa AG ADR	2,112	58,011
Deutsche Post AG	7,157	215,218
Deutsche Postbank AG	756	63,616
Deutsche Telekom AG ADR	26,145	475,839
Douglas Holding AG	289	14,905
E.ON AG ADR	17,232	778,714
Fresenius Medical Care AG	1,741	77,353
Heidelberger Druckmaschinen	536	25,252
Hochtief AG	387	28,103
Hypo Real Estate Holding ADR	1,237	77,758
Infineon Technologies AG ADR (a)	6,961	97,663
Ivg Immobilien AG	802	34,293
Karstadtquelle AG (a)	583	16,781
Linde AG	1,013	104,269
MAN AG	1,170	105,185
Merck KGaA	473	48,919
Metro AG	1,495	94,985
MLP AG	551	10,867
Muenchener Rueckversicherungs-Gesellschaft AG	1,906	326,608
Premiere AG (a)	605	10,131
Puma AG Rudolf Dassler Sport ADR	109	42,548
Rheinmetall AG	332	25,098
Rwe AG ADR	4,103	451,554
Salzgitter AG	379	49,050
SAP AG ADR	8,180	434,358
Siemens AG ADR	7,808	769,478
Solarworld AG	335	20,855
Suedzucker AG	611	14,726
Thyssenkrupp AG	3,322	155,616
TUI AG	1,966	39,170
Volkswagen AG ADR	7,850	177,962
Wincor Nixdorf AG	145	22,378

		8,439,149

GREECE – 0.6%

Alpha Credit Bank	3,384	101,918
Coca Cola Hellenic Bottling Co., SA	999	38,936
Cosmote Mobile Telecommunications SA	923	27,209
EFG Eurobank	2,121	76,551
Folli — Follie SA	152	5,981
Hellenic Exchanges SA	421	7,709
Hellenic Petroleum SA	987	13,522
Hellenic Technodomiki Tev SA	1,099	12,227
Hellenic Telecommunications Organization SA (a)	2,941	87,893

	SHARES	VALUE (Note 2)

GREECE (continued)

Intracom SA	794	$5,350
Motor Oil (Hellas) SA	409	10,494
National Bank of Greece SA ADR	17,525	162,982
Opap SA	2,060	79,468
Piraeus Bank SA	1,982	63,629
Public Power Corp.	963	24,323
Technical Olympic SA	733	2,444
Titan Cement Co. SA	531	28,816
Viohalco	920	11,414

		760,866

HONG KONG – 1.7%

ASM Pacific Technology, Ltd.	1,606	8,930
Bank of East Asia, Ltd. ADR	13,475	76,322
BOC Hong Kong Holdings, Ltd.	34,130	92,452
Cathay Pacific Airways, Ltd. ADR	1,813	22,356
Cheung Kong Holdings, Ltd.	13,886	170,603
Cheung Kong Infrastructure Holdings, Ltd.	4,158	12,885
Clp Holdings, Ltd. ADR	16,659	123,167
Esprit Holdings, Ltd.	9,568	106,587
Foxconn International Holdings, Ltd. (a)	19,253	62,803
Giordano International, Ltd.	13,745	7,487
Hang Lung Properties, Ltd. ADR	4,202	52,679
Hang Seng Bank, Ltd. ADR	7,053	96,401
Henderson Land Development ADR	8,063	45,098
Hong Kong & China Gas ADR	33,026	74,315
Hong Kong Electric Holdings ADR	12,795	62,681
Hong Kong Exchanges and Clearing, Ltd.	9,821	107,526
Hopewell Holdings	5,801	20,310
Hutchison Telecommunications International Ltd. (a)	13,150	33,176
Hutchison Whampoa, Ltd.	19,661	199,353
Hysan Development Co., Ltd.	5,836	15,259
Johnson Electric Holdings, Ltd. ADR	1,355	9,286
Kerry Properties, Ltd.	4,520	21,132
Kingboard Chemical Holdings Ltd.	5,072	19,919
Kingboard Laminates Holding, Ltd. (a)	198	212
Li & Fung, Ltd.	20,415	63,394
Link REIT (The)	19,714	40,518
Melco International Development, Ltd.	6,777	16,044
MTR Corp.	12,748	32,016
New World Development, Ltd. ADR	11,827	47,629
Noble Group Ltd.	8,864	6,332
Orient Overseas International, Ltd.	2,020	12,828
PCCW, Ltd. ADR	3,417	20,707
Shangri-La Asia, Ltd. ADR	585	30,163
Shun Tak Holdings, Ltd.	9,095	13,874
Sino Land Co.	11,908	27,699
Solomon Systech International, Ltd.	22,003	3,413
Sun Hung Kai Properties, Ltd. ADR	12,641	145,227
Swire Pacific, Ltd. ADR	8,581	92,185
Techtronic Industries C., Ltd.	9,459	12,230
Television Broadcasts, Ltd.	2,626	16,039
Texwinca Holdings, Ltd.	5,505	3,812
Wharf Holdings, Ltd.	11,289	41,635
Wing Hang Bank, Ltd.	1,628	19,110
Yue Yuen Industrial Holdings	6,138	19,477

		2,105,271

IRELAND – 0.9%

Allied Irish Bank ADR	4,037	245,369
Bank of Ireland ADR	2,250	207,382
C&C Group PLC	2,864	50,755

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 45

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

IRELAND (continued)

CRH PLC ADR	4,983	$211,777
DCC PLC	738	25,042
Depfa Bank PLC	3,256	58,077
Elan Corp. PLC ADR (a)	3,964	58,469
Experian Group Ltd. ADR	9,394	110,220
Grafton Group PLC	2,088	34,777
Greencore Group PLC	1,453	8,989
Iaws Group PLC	989	25,307
Independent News & Media PLC	5,238	20,782
Kerry Group PLC, Class A	1,192	29,739
Kingspan Group PLC	1,175	31,122
Paddy Power PLC	419	8,311
Ryanair Holdings PLC ADR (a)	355	28,933

		1,155,051

ITALY – 3.6%

Alleanza Assicurazioni SpA	3,903	51,949
Arnoldo Mondadori Editore SpA	1,077	11,233
Assicurazioni Generali SpA	8,833	386,425
Autogrill SpA	939	17,215
Autostrade SpA	2,640	75,666
Banca Intesa SpA	36,064	277,449
Banca Intesa SpA—RNC	8,601	62,574
Banca Monte Dei Paschi di Siena SpA	10,162	65,551
Banca Popolare di Milano SCRL	3,828	66,130
Banche Popolari Unite SCRL	3,177	87,046
Banco Popolare di Verona e Novara SCRL	3,462	99,076
Benetton Group SpA ADR	293	11,187
Bulgari SpA	1,375	19,441
Capitalia SpA	15,555	146,616
Enel SpA ADR	7,968	411,149
Eni SpA ADR	12,006	807,764
Fiat SpA ADR (a)	5,037	96,610
Finmeccanica SpA	2,739	73,980
Fondiaria-Sai SpA	681	32,453
Gruppo Editoriale L'espresso SpA	1,601	8,680
Italcementi SpA (a)	653	18,359
Lottomatica SpA	552	22,890
Luxottica Group SpA ADR	1,271	38,982
Mediaset SpA	7,082	83,782
Mediobanca SpA	4,508	106,105
Mediolanum SpA	2,353	19,110
Pirelli & Co. SpA	26,547	26,366
Sanpaolo IMI SpA	10,270	238,080
Seat Pagine Gialle SpA	37,585	22,328
Snam Rete Gas SpA	9,019	51,047
Telecom Italia SpA	3	9
Telecom Italia SpA (Ordinary) ADR	9,873	297,473
Telecom Italia SpA (Savings) ADR	5,558	140,062
Terna SpA	11,068	37,423
Tiscali SpA (a)	2,378	7,916
Unicredito Italiano SpA	72,047	629,150

		4,547,276

JAPAN – 21.4%

77 Bank, Ltd. (The)	3,005	19,004
Access Co., Ltd. (a)	2	9,183
Acom Co., Ltd. ADR	2,652	22,257
Aderans Co., Ltd.	327	8,096
Advantest Corp. ADR	1,473	84,550
Aeon C., Ltd.	5,869	126,777
Aeon Credit Service Co., Ltd.	796	15,057
Aiful Corp.	721	20,192
Aisin Seiki Co., Ltd.	1,767	59,169

	SHARES	VALUE (Note 2)

JAPAN (continued)

Ajinomoto Co., Inc.	5,695	$75,182
Alfresa Holdings Corp.	223	13,471
All Nippon Airways Co., Ltd.	5,000	17,641
Alps Electric Co., Ltd.	1,591	17,223
Amada Co., Ltd.	3,374	35,678
Amano Corp	562	7,037
Aoyama Trading Co., Ltd.	528	15,820
Arrk Corp.	534	7,994
Asahi Breweries, Ltd.	3,414	54,487
Asahi Glass Co., Ltd.	8,751	104,740
Asahi Kasei Corp.	11,310	74,058
Asatsu-DK, Inc.	310	9,816
Asics Corp.	1,475	18,478
Astellas Pharma Inc.	4,941	223,694
Autobacs Seven Co., Ltd.	253	9,229
Bank of Fukuoka, Ltd.	5,451	39,602
Bank of Kyoto Ltd. (The)	2,435	22,623
Bank of Yokohama, Ltd. (The)	11,020	85,958
Benesse Corp.	589	22,417
Bridgestone Corp.	5,625	125,370
Canon, Inc. ADR	9,838	556,732
Canon, Marketing Japan Inc.	694	15,735
Casio Computer Co., Ltd.	2,120	48,004
Central Glass Co., Ltd.	1,586	9,068
Central Japan Railway Co.	14	144,112
Chiba Bank, Ltd. (The)	7,021	59,181
Chiyoda Corp.	1,335	26,065
Chubu Electric Power Co., Inc.	6,132	182,997
Chugai Pharmaceutical Co., Ltd.	2,580	53,050
Circle K Sunkus Co., Ltd.	397	7,036
Citizen Watch Co., Ltd.	3,333	25,408
Coca-Cola West Holdings Co., Ltd.	512	11,841
COMSYS Holdings Corp.	1,077	11,885
Credit Saison Co., Ltd.	1,503	51,565
CSK Holdings Corp.	612	26,044
Dai Nippon Printing Co., Ltd.	5,805	89,386
Daicel Chemical Industries Ltd.	2,524	17,791
Daido Steel Co., Ltd.	3,206	21,254
Daifuku Co., Ltd.	734	11,559
Daiichi Sankyo Co., Ltd.	6,760	210,605
Daikin Industries, Ltd.	2,190	75,961
Daimaru Inc.	1,998	27,068
Dainippon Ink & Chemicals, Inc.	5,850	22,774
Dainippon Screen Manufacturing Co., Ltd.	1,990	17,825
Daito Trust Construction Co., Ltd.	759	34,800
Daiwa House Industry Co., Ltd.	4,980	86,194
Daiwa Securities Group, Inc.	11,693	130,706
Denki Kagaku Kogyo Kabushiki Kaisha	4,314	17,879
Denso Corp.	4,892	193,727
Dentsu Inc.	17	49,788
Dowa Holdings Co., Ltd.	2,522	21,577
Dowa Mining Co., Ltd. Rights (a)	2,165	907
eAccess Ltd.	12	6,748
East Japan Railway Co.	31	206,381
Ebara Corp.	3,509	13,413
EDION Corp.	679	10,051
Eisai Co., Ltd. ADR	2,325	127,611
Electric Power Development Co., Ltd.	1,459	64,119
Elpida Memory, Inc. (a)	892	48,927
FamilyMart Co., Ltd.	586	15,910
Fanuc, Ltd.	1,657	162,416
Fast Retailing Co., Ltd.	489	46,528
Fuji Electric Holdings Co., Ltd.	5,164	27,918

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 46

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

JAPAN (continued)

Fuji Soft ABC, Inc.	277	$6,564
Fuji Television Network, Inc.	4	9,109
Fujifilm Holdings Corp.	4,509	185,483
Fujikura Ltd.	3,297	28,947
Fujitsu, Ltd.	17,183	134,467
Furukawa Electric Co. (The)	5,862	36,714
Glory Ltd.	582	10,199
Goodwill Group, Inc. (The)	12	9,762
Gunma Bank, Ltd. (The)	3,493	20,972
Gunze Ltd.	1,787	8,961
Hakuhodo DY Holdings, Inc.	233	15,109
Hankyu Department Stores, Inc.	1,298	10,791
Hankyu Hanshin Holdings, Inc.	11,073	62,872
Haseko Corp. (a)	6,952	24,777
Hikari Tsushin, Inc.	215	9,422
Hino Motors, Ltd.	2,385	12,216
Hirose Electric Co., Ltd.	277	31,373
Hitachi Cable Ltd.	1,552	8,703
Hitachi Capital Corp.	403	7,670
Hitachi Chemical Co., Ltd.	956	26,310
Hitachi Construction Machinery Co., Ltd.	904	24,246
Hitachi High-Technologies Corp.	572	16,946
Hitachi Ltd. ADR	3,106	193,690
Hokkaido Electric Power Co., Inc.	1,688	43,056
Hokuhoku Financial Group, Inc.	11,469	41,909
Honda Motor Co., Ltd. ADR	14,385	568,783
House Foods Corp.	665	10,940
Hoya Corp. ADR	3,812	148,443
Ibiden Co., Ltd.	1,242	62,391
Index Holdings	10	5,849
INPEX Holdings, Inc.	8	65,636
Isetan Co., Ltd.	1,760	31,654
Ishikawajima-Harima Heavy Industries Co., Ltd.	10,813	36,460
Ito En, Ltd.	547	16,653
Itochu Corp.	13,887	113,689
Itochu Techno-Solutions Corp.	279	14,814
Jafco Co., Ltd.	312	15,378
Japan Airlines System Corp. (a)	8,000	14,217
Japan Prime Realty Investment Corp. REIT	4	14,504
Japan Real Estate Investment Corp. REIT	4	42,933
Japan Retail Fund Investment Corp. REIT	3	24,410
Japan Steel Works Ltd., (The)	3,083	24,049
Japan Tobacco, Inc.	42	202,750
JFE Holdings, Inc.	5,145	264,211
JGC Corp.	1,911	32,747
Joyo Bank, Ltd. (The)	6,288	34,656
JS Group Corp.	2,457	51,604
JSR Corp.	1,652	42,718
JTEKT Corp.	1,769	37,401
Kajima Corp.	8,289	36,246
Kaken Pharmaceutical Co., Ltd.	827	6,442
Kamigumi Co., Ltd.	2,404	19,650
Kaneka Corp.	2,804	25,447
Kansai Electric Power Co., Inc. (The)	7,103	190,972
Kansai Paint Co., Ltd.	2,012	15,915
Kao Corp. ADR	456	122,845
Katokichi Co., Ltd.	1,136	9,198
Kawasaki Heavy Industries, Ltd. ADR	3,053	45,812
Kawasaki Kisen Kaisha, Ltd.	4,655	36,340

	SHARES	VALUE (Note 2)

JAPAN (continued)

KDDI Corp.	22	$149,162
Keihin Electric Express Railway Co., Ltd.	3,918	26,947
Keio Electric Railway Co., Ltd.	5,039	32,563
Keisei Electric Railway Co., Ltd.	2,666	15,121
Keyence Corp.	348	85,792
Kikkoman Corp.	1,364	16,431
Kinden Corp.	1,227	9,915
Kintetsu Corp.	14,925	43,402
Kirin Brewery Co., Ltd. ADR	7,264	114,061
KK Davinci Advisors (a)	9	8,909
Kobe Steel, Ltd.	25,858	88,364
Kokuyo Co., Ltd.	772	12,183
Komatsu, Ltd. ADR	2,072	167,979
Komori Corp.	532	9,896
Konami Corp. ADR	861	26,028
Konica Minolta Holdings, Inc. (a)	4,413	62,201
Kose Corp.	307	9,267
Kubota Corp. ADR	2,038	94,706
Kuraray Co., Ltd.	3,355	39,523
Kurita Water Industries, Ltd.	1,041	22,425
Kyocera Corp. ADR	1,500	142,335
Kyowa Hakko Kogyo Co., Ltd.	3,004	25,642
Kyushu Electric Power Co., Inc.	3,499	92,156
Lawson, Inc.	579	20,690
Leopalace21 Corp.	1,177	37,550
Mabuchi Motor Co., Ltd.	261	15,488
Makita Corp.	996	30,488
Marubeni Corp.	14,093	71,312
Marui Co., Ltd.	2,890	33,605
Matsui Securities Co., Ltd.	1,115	8,452
Matsumotokiyoshi Co., Ltd.	371	8,215
Matsushita Electric Industrial Co., Ltd. ADR	18,100	363,629
Matsushita Electric Works, Ltd.	3,117	36,100
Mediceo Paltac Holdings Co., Ltd.	1,568	29,637
Meiji Dairies Corp.	2,432	19,092
Meiji Seika Kaisha, Ltd.	2,845	13,584
Meitec Corp.	323	9,777
Millea Holdings, Inc. ADR	6,613	237,208
Minebea Co., Ltd. ADR	1,564	21,841
Mitsubishi Chemical Holdings Corp.	10,829	68,103
Mitsubishi Corp. ADR	6,229	234,199
Mitsubishi Electric Corp.	17,824	162,216
Mitsubishi Estate Co., Ltd.	10,753	277,501
Mitsubishi Gas Chemical Co., Inc.	3,567	37,274
Mitsubishi Heavy Industries, Ltd.	29,560	133,942
Mitsubishi Logistics Corp.	1,055	16,295
Mitsubishi Materials Corp.	8,999	33,719
Mitsubishi Rayon Co., Ltd.	4,981	33,392
Mitsubishi UFJ Financial Group Inc. ADR	79,011	983,687
Mitsubishi UFJ Securities Co., Ltd.	2,344	26,035
Mitsui & Co., Ltd. ADR	716	216,160
Mitsui Chemicals, Inc.	5,844	44,873
Mitsui Engineering & Shipbuilding Co., Ltd.	6,515	21,136
Mitsui Fudosan Co., Ltd.	7,723	187,928
Mitsui Mining & Smelting Co., Ltd.	5,285	26,436
Mitsui O.S.K. Lines, Ltd.	10,006	98,702
Mitsui Sumitomo Insurance Co.	11,165	121,642
Mitsui Trust Holdings, Inc.	6,273	71,577
Mitsukoshi, Ltd.	3,800	17,741
Mitsumi Electric Co., Ltd.	637	13,976

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 47

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

JAPAN (continued)

Mizuho Financial Group, Inc.	88	$626,911
Murata Manufacturing Co., Ltd.	1,870	126,020
Namco Bandai Holdings, Inc.	1,920	28,202
NEC Corp. ADR	18,719	89,851
NEC Electronics Corp. (a)	342	9,956
Net One Systems Co., Ltd.	5	6,593
NGK Insulators, Ltd.	2,466	38,080
Ngk Spark Plug Co., Ltd.	1,588	29,800
NHK Spring Co., Ltd.	1,463	15,325
Nichirei Corp.	2,294	12,832
Nidec Corp.	1,001	77,374
Nikko Cordial Corp.	7,648	87,597
Nikon Corp.	2,734	59,854
Nintendo Co., Ltd.	915	236,585
Nippon Building Fund, Inc. REIT	4	53,053
Nippon Electric Glass Co., Ltd.	2,063	43,204
Nippon Express Co., Ltd.	7,348	40,153
Nippon Kayaku Co., Ltd.	1,431	11,416
Nippon Light Metal Co., Ltd.	4,260	10,904
Nippon Meat Packers, Inc.	1,580	17,200
Nippon Mining Holdings, Inc.	8,135	58,390
Nippon Oil Corp.	11,481	76,682
Nippon Paper Group Inc.	8	30,088
Nippon Sheet Glass Co., Ltd.	3,856	18,035
Nippon Shokubai Co., Ltd.	1,168	12,417
Nippon Steel Corp.	56,504	323,757
Nippon Telegraph & Telephone ADR	9,606	238,133
Nippon Yusen Kabushiki Kaisha	9,644	70,437
NISHI-NIPPON City Bank Ltd.	5,511	23,742
Nishimatsu Construction Co., Ltd.	2,435	8,020
Nissan Chemical Industries, Ltd.	1,471	18,235
Nissan Motor Co., Ltd. ADR	10,424	252,990
Nisshin Seifun Group, Inc.	1,775	18,295
Nisshin Steel C., Ltd.	7,797	28,876
Nisshinbo Industries, Inc.	1,440	14,889
Nissin Food Products Co., Ltd.	823	30,445
Nitori Co., Ltd.	340	14,696
Nitto Denko Corp.	1,522	75,934
NOK Corp.	1,038	20,444
Nomura Holdings, Inc. ADR	16,319	309,082
Nomura Real Estate Office Fund, Inc. REIT	2	18,301
Nomura Research	208	30,099
NSK, Ltd.	4,068	40,024
NTN Corp.	3,630	32,476
NTT Data Corp.	12	59,999
NTT DoCoMo, Inc. ADR	17,318	274,837
NTT Urban Development Corp.	10	19,305
Obayashi Corp.	5,989	38,777
Obic Co., Ltd.	64	13,247
Odakyu Electric Railway Co., Ltd.	5,766	36,765
Oji Paper Co., Ltd.	6,872	36,361
Oki Electric Industry Co., Ltd.	5,100	11,303
OKUMA Corp.	1,323	15,231
Okumura Corp.	1,685	8,296
Olympus Corp.	2,127	66,671
Omron Corp. ADR	2,068	58,662
Onward Kashiyama Co., Ltd.	1,276	16,246
Oracle Corp., Japan	293	13,540
Oriental Land Co., Ltd.	462	24,124
Orix Corp. ADR	1,668	244,862
Osaka Gas Co., Ltd.	18,558	68,891
OSG Corp.	730	11,934
Otsuka Corp.	146	14,796

	SHARES	VALUE (Note 2)

JAPAN (continued)

PARK24 Co., Ltd.	881	$11,249
Pioneer Corp.	1,412	19,306
Promise Co., Ltd.	746	23,070
QP Corp.	932	8,051
Rakuten, Inc.	60	27,913
Resona Holdings, Inc.	42	114,431
Ricoh Co., Ltd. ADR	1,236	126,072
Rinnai Corp.	325	9,693
Rohm Co., Ltd.	986	97,969
Round One Corp.	3	8,839
Ryohin Keikaku Co., Ltd.	220	16,814
Sanken Electric Co., Ltd.	984	12,097
Sankyo Co., Ltd., Gunma	495	27,292
Santen Pharmaceutical Co., Ltd.	680	19,104
Sanwa Shutter Corp.	1,871	11,028
Sanyo Electric Co., Ltd. (a)	14,679	18,572
Sapporo Hokuyo Holdings, Inc.	3	28,917
Sapporo Holdings, Ltd.	2,367	13,471
SBI E*TRADE Securitioes, Co., Ltd.	15	14,207
SBI Holdings, Inc.	85	28,546
Secom Co., Ltd.	1,936	100,109
Sega Sammy Holdings Inc. ADR	6,790	45,730
Seiko Epson Corp.	1,268	30,723
Seino Holdings, Corp.	1,341	12,591
Sekisui Chemical Co., Ltd.	4,230	33,626
Sekisui House, Ltd. ADR	4,907	71,368
Seven & I Holdings Co., Ltd.	7,587	235,621
SFCG Co., Ltd.	51	7,912
Sharp Corp.	9,220	158,330
Shimachu Co., Ltd.	427	12,356
Shimamura Co., Ltd.	185	21,169
Shimano, Inc.	646	18,727
Shimizu Corp.	5,455	27,199
Shin-Etsu Chemical Co., Ltd.	3,587	239,136
Shinko Electric Industries Co., Ltd.	623	16,215
Shinko Securities Co., Ltd.	4,489	17,391
Shinsei Bank, Ltd.	14,375	84,387
Shionogi & Co., Ltd.	2,753	53,999
Shiseido Co., Ltd.	3,328	71,955
Shizuoka Bank, Ltd. (The)	5,314	52,585
Showa Denko Kabushiki Kaisha	9,744	37,328
Showa Shell Sekiyu Kabushiki Kaisha	1,738	19,427
SMC Corp.	497	70,249
Softbank Corp.	6,813	131,827
Sojitz Corp. (a)	5,860	17,772
Sompo Japan Insurance, Inc.	7,744	94,213
Sony Corp. ADR	9,242	395,835
Stanley Electric Co., Ltd.	1,389	27,714
Sumco Corp.	442	37,307
Sumitomo Bakelite Co., Ltd.	1,700	11,726
Sumitomo Chemical Co., Ltd.	13,742	106,208
Sumitomo Corp. ADR	9,804	146,539
Sumitomo Electric Industries, Ltd.	6,653	103,482
Sumitomo Heavy Industries, Ltd.	5,307	55,546
Sumitomo Metal Industries, Ltd. ADR	3,767	163,446
Sumitomo Metal Mining Co.	5,025	64,368
Sumitomo Mitsui Financial Group, Inc.	57	582,862
Sumitomo Osaka Cement Co., Ltd.	3,548	11,584
Sumitomo Realty & Development	3,513	112,483
Sumitomo Rubber Industries, Inc.	1,577	20,317
Sumitomo Titanium Corp.	170	18,954
Sumitomo Trust & Banking Co., Ltd. ADR	11,576	121,245
Suruga Bank Ltd.	1,833	22,672

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 48

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

JAPAN (continued)

Suzuken Co., Ltd.	647	$24,295
T&D Holdings, Inc.	2,158	142,289
Taiheiyo Cement Corp.	8,327	32,571
Taiheiyo Cement Corp. ADR	39	1,525
Taisei Corp.	8,839	26,871
Taisho Pharmaceutical Co., Ltd.	1,478	26,789
Taiyo Nippon Sanso Corp.	2,433	21,822
Taiyo Yuden Co., Ltd.	944	16,659
Takara Holdings, Inc.	1,606	10,325
Takashimaya Co., Ltd.	2,567	36,215
Takeda Pharmaceutical Co., Ltd.	8,202	561,425
Takefuji Corp.	1,019	40,257
Tanabe Seiyaku Co., Ltd.	2,098	27,401
TDK Corp. ADR	1,167	93,628
Teijin, Ltd.	7,706	47,385
Terumo Corp.	1,556	60,943
THK Co., Ltd.	1,103	28,356
TIS Inc.	334	7,896
Tobu Railway Co., Ltd.	7,524	36,290
Toda Corp.	1,934	8,178
Toho Co., Ltd.	1,307	23,526
Toho Titanium Co., Ltd.	280	14,684
Tohoku Electric Power Co., Inc.	3,942	98,408
Tokai Rika Co., Ltd.	521	13,228
Tokuyama Corp.	2,161	32,722
Tokyo Broadcasting System, Inc.	300	9,983
Tokyo Electric Power Co., Inc. (The)	11,230	362,343
Tokyo Electron, Ltd.	1,499	117,759
Tokyo Gas Co., Ltd.	20,735	109,954
Tokyo Seimitsu Co., Ltd.	315	14,832
Tokyo Steel Manufacturing Co., Ltd.	1,001	15,588
Tokyo Style Co., Ltd.	615	6,635
Tokyo Tatemono Co., Ltd.	2,640	29,321
Tokyu Corp.	9,853	62,966
Tokyu Land Corp.	3,689	34,648
TonenGeneral Sekiyu K.K	2,690	26,593
Toppan Printing Co., Ltd.	5,161	56,787
Toray Industries, Inc.	12,280	91,724
Toshiba Corp.	26,721	173,420
Tosoh Corp.	4,436	19,539
Toto Ltd.	2,571	25,600
Toyo Seikan Kaisha, Ltd.	1,498	24,751
Toyo Suisan Kaisha, Ltd.	818	13,087
Toyobo Co., Ltd.	5,803	17,491
Toyoda Gosei Co., Ltd.	600	13,866
Toyota Industries Corp.	1,803	82,706
Toyota Motor Corp., ADR	13,318	1,788,741
Toyota Tsusho Corp.	1,921	51,326
Trend Micro Inc.	886	25,957
Ube Industries, Ltd.	8,376	23,975
Uni-Charm Corp.	382	22,657
Uniden Corp.	524	3,585
UNY Co., Ltd.	1,484	19,327
Ushio, Inc.	1,030	21,121
USS Co., Ltd.	225	14,628
Wacoal Corp.	930	12,623
West Japan Railway Co.	16	68,216
Yahoo! Japan Corp.	139	55,048
Yakult Honsha Co., Ltd.	973	27,868
Yamada Denki Co., Ltd.	785	66,548
Yamaha Corp.	1,619	34,257
Yamaha Motor Co., Ltd.	1,715	53,841
Yamato Holdings Co., Ltd.	3,373	51,702
Yamazaki Baking Co., Ltd.	1,016	9,849

	SHARES	VALUE (Note 2)

JAPAN (continued)

Yaskawa Electric Corp.	1,720	$19,857
Yokogawa Electric Corp.	1,982	31,335
Zeon Corp.	1,563	16,842

		26,680,286

LUXEMBOURG – 0.0%

Oriflame Cosmetics SA, Receipt	384	15,772

NETHERLANDS – 5.4%

ABN AMRO Holding NV ADR	16,733	536,293
Aegon NV ADR	13,376	253,475
Akzo Nobel NV ADR	2,507	152,601
ASML Holding NV (a)	4,474	110,195
Buhrmann NV ADR	998	14,770
Corio NV	372	30,329
Euronext NV	831	97,776
European Aeronautic Defence and Space Co., NV	3,008	103,101
Fugro NV	535	25,493
Getronics NV	1,137	9,180
Hagemeyer NV (a)	4,762	24,043
Heineken NV	2,260	107,266
Ing Groep NV ADR	17,287	763,567
James Hardie Industries NV ADR	854	32,247
Koninklijke Ahold NV ADR (a)	14,343	151,749
Koninklijke DSM NV	5,586	68,927
Koninklijke DSM NV ADR	1,199	59,073
Koninklijke Philips Electronics NV	10,771	404,774
Mittal Steel Co., NV	6,416	270,627
OCE NV ADR	724	11,765
Qiagen NV (a)	1,308	20,063
Randstad Holdings NV	427	29,412
Reed Elsevier NV ADR	3,265	111,336
Rodamco Europe NV	496	65,794
Royal Dutch Shell PLC, Class A ADR	12,725	905,384
Royal Dutch Shell PLC, Class B ADR	17,330	1,226,791
Royal KPN NV ADR	17,841	254,413
Royal Numico NV	1,581	84,810
SBM Offshore NV	1,295	44,392
TNT NV ADR	4,027	173,483
Unilever NV	15,815	430,959
Vedior NV	1,580	32,629
Wereldhave NV	192	25,503
Wolters Kluwer NV ADR	2,705	77,724

		6,709,944

NEW ZEALAND – 0.1%

Auckland International Airport, Ltd.	9,006	13,900
Contact Energy, Ltd.	2,659	15,594
Fisher & Paykel Appliances Holdings Ltd.	2,482	6,717
Fisher & Paykel Healthcare Corp., Ltd.	4,712	14,151
Fletcher Building, Ltd.	4,330	33,725
Kiwi Income Property Trust	6,567	7,126
Sky City Entertainment Group, Ltd.	3,965	14,381
Sky Network Television, Ltd.	1,795	8,278
Telecom Corp. of New Zealand, Ltd. ADR	2,260	60,839
Tower Ltd. (a)	1,391	2,167
Vector, Ltd.	2,306	4,094
Warehouse Group, Ltd.	986	4,995

		185,967

NORWAY – 0.8%

Aker Kvaerner ASA	254	31,549
DET Norske Oljeselskap ASA (a)	7,511	13,776
DNB NOR ASA	6,165	87,359

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 49

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

NORWAY (continued)

Norsk Hydro ASA ADR	6,526	$200,152
Norske Skogindustrier ASA	1,577	27,097
Ocean RIG ASA (a)	1,659	12,180
Orkla ASA	1,729	97,642
PAN Fish ASA (a)	23,988	21,845
Petroleum Geo-Services Asa (a)	1,578	36,988
Prosafe Asa	1,910	27,067
Schibsted ASA	447	15,977
Statoil ASA ADR	6,059	159,473
Storebrand ASA	2,074	26,299
Tandberg ASA	1,115	16,751
Tandberg Television ASA (a)	743	9,282
Telenor ASA ADR	2,324	131,143
TGS Nopec Geophysical Co. ASA (a)	979	20,225
Tomra Systems ASA	1,602	11,003
Yara International ASA ADR	1,887	42,960

		988,768

PORTUGAL – 0.3%

Banco BPI SA	2,804	21,821
Banco Comercial Portugues SA, Class R	19,985	73,684
Banco Espirito Santo SA	1,845	33,113
Brisa-Auto Estradas de Portugal SA	2,767	34,415
Cimpor Cimentos de Portugal SA	2,169	17,954
Energias de Portugal ADR	1,854	93,924
Jeronimo Martins	348	7,796
Portugal Telecom SGPS SA ADR	7,288	94,307
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	724	9,309
Sonae Industria SGPS SA New (a)	646	6,380
Sonae SGPS SA	7,379	14,668

		407,371

SINGAPORE – 0.9%

Allgreen Properties, Ltd.	3,891	3,315
Allgreen Properties, Ltd., Rights (a)	1,945	849
Ascendas Real Estate Investment Trust	8,488	14,741
Capitacommerical Trust REIT	8,879	15,158
CapitaLand, Ltd. ADR	5,759	46,544
CapitalMall Trust REIT	8,615	16,314
Chartered Semiconductor Manufacturing, Ltd. ADR (a)	935	7,807
City Developments Ltd.	4,613	38,008
ComfortDelgro Corp., Ltd.	16,227	16,994
Cosco Corp. Singapore, Ltd.	7,143	10,665
Creative Technology, Ltd.	511	3,386
DBS Group Holdings ADR	2,603	153,367
Fraser And Neave, Ltd.	7,571	22,103
Haw Par Corp., Ltd.	957	4,418
Jardine Cycle & Carriage, Ltd.	1,248	11,998
Keppel Corp., Ltd. ADR	2,542	58,319
Keppel Land, Ltd.	3,315	14,872
Neptune Orient Lines Ltd. ADR	1,007	5,487
Olam International Ltd.	5,735	7,923
Oversea-Chinese Banking Corp., Ltd.	22,964	114,911
Parkway Holdings, Ltd.	5,655	11,524
SembCorp Industries, Ltd.	7,327	18,284
SembCorp Marine Ltd.	4,714	10,435
Singapore Airlines, Ltd.	5,094	57,985
Singapore Airlines, Ltd.	300	3,393
Singapore Exchange Ltd.	7,274	26,846
Singapore Land, Ltd.	1,141	6,376

	SHARES	VALUE (Note 2)

SINGAPORE (continued)

Singapore Petroleum Co., Ltd.	1,189	$3,374
Singapore Post, Ltd.	12,363	8,760
Singapore Press Holdings, Ltd.	13,840	38,508
Singapore Technologies Engineering, Ltd.	12,211	24,464
Singapore Telecommunications, Ltd. ADR	6,586	140,794
SMRT Corp. Ltd.	5,571	4,316
STATS ChipPAC, Ltd. ADR (a)	1,198	9,201
Suntec Real Estate Investment Trust	9,182	10,857
United Overseas Bank, Ltd. ADR	5,268	133,219
Uol Group Ltd.	4,761	13,418
Venture Corp., Ltd.	2,249	19,719
Want Want Holdings Ltd.	4,161	6,782
Wing Tai Holdings, Ltd.	4,306	6,378

		1,121,812

SPAIN – 3.8%

Abertis Infraestructuras SA	2,106	62,356
Acciona SA	264	48,958
Acerinox SA	1,675	50,803
ACS Actividades Cons y Serv	2,278	127,973
Altadis SA	2,362	123,269
Antena 3 de Television SA	732	17,166
Banco Bilbao Vizcaya ADR	32,761	788,230
Banco Popular Espanol SA	7,847	141,808
Banco Santander Central Hispano SA ADR	54,801	1,022,587
Cintra Concesiones de Infraestructuras de Transporte SA	1,902	31,772
Corporacion Mapfre SA ADR	21,285	19,199
Ebro Puleva SA	781	19,732
Endesa SA ADR	6,836	318,011
Fadesa Inmobiliaria SA	470	21,733
Fomento de Construcciones y Contratas SA	421	42,769
Gamesa Corporacion Tecnologica, SA	1,571	43,058
Gas Natural SDG SA	1,652	65,161
Grupo Ferrovial SA	582	56,561
Iberdrola SA	7,068	307,800
Iberia Lineas Aereas de Espana	4,371	15,880
Inditex SA	2,012	108,117
Indra Sistemas SA	1,142	27,953
NH Hoteles SA	628	12,430
Promotora de Informaciones SA	706	12,270
Repsol SA ADR	7,882	271,929
Sacyr Vallehermoso SA	919	54,356
Sociedad General de Aguas de Barcelona SA	553	20,189
Sogecable SA (a)	380	13,496
Telefonica SA ADR	13,713	874,204
Union Fenosa SA	984	48,560
Zeltia SA (a)	1,492	10,955

		4,779,285

SWEDEN – 2.5%

Alfa Laval AB	875	39,368
Assa Abloy AB - Class B	2,878	62,469
Atlas Copco AB, Class A ADR	3,097	104,093
Atlas Copco AB, Class B ADR	1,929	62,369
Axfood AB	277	11,446
Billerud AB	393	6,971
Boliden AB (a)	2,670	68,086
Castellum AB	1,428	19,019
D Carnegie & Co. AB	573	12,309

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 50

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

SWEDEN (continued)

Electrolux AB, Class B ADR	1,242	$49,731
Elekta AB, Class B	796	16,728
Eniro AB	1,596	21,061
Fabege AB	742	19,865
Getinge AB	1,651	36,975
Hennes & Mauritz AB, Class B	4,378	220,900
Hoganas AB, Class B	241	6,313
Holmen AB, Class B	487	21,158
Husqvarna AB ADR (a)	1,229	38,434
Kungsleden AB	1,259	19,290
Lundin Petroleum AB (a)	2,027	23,537
Modern Times Group AB - B Shares (a)	470	30,806
Nobia AB	454	17,430
Nordea Bank AB	19,141	294,403
OMX AB	710	13,033
Sandvik AB ADR	9,300	135,226
SAS AB (a)	683	11,575
Scania AB, Class B	922	64,721
Securitas AB, Class B	2,888	44,615
Securitas Direct AB - B Shares (a)	2,888	9,158
Securitas Systems AB - B Shares (a)	2,888	11,690
Skandinaviska Enskilda Banken AB, Class A	4,281	135,709
Skanska AB	3,470	68,194
SKF AB - B Shares ADR	3,741	69,156
Ssab Svenskt Staal AB - Series A	1,395	32,949
Ssab Svenskt Staal AB - Series B	614	13,795
Svenska Cellulosa AB ADR	1,729	90,328
Svenska Handelsbanken AB	4,700	141,859
Swedish Match AB	2,772	51,782
TELE2 AB - B Shares	2,995	43,646
Telefonaktiebolaget LM Ericsson ADR	13,672	550,025
Telelogic AB (a)	2,279	5,082
TeliaSonera AB	17,248	141,228
Trelleborg AB, Class A	758	18,102
Volvo AB	875	62,008
Volvo AB, Class A ADR	2,007	138,122
Wihlborgs Fastigheter AB	301	6,265

		3,061,029

SWITZERLAND – 6.8%

Abb, Ltd.	19,119	343,760
Adecco SA ADR	4,834	82,806
Ciba Specialty Chemicals AG ADR	1,306	43,503
Clariant AG, Registered	2,123	31,621
Compagnie Financiere Richemont AG Class A	4,815	278,945
Credit Suisse Group ADR	10,635	742,855
Geberit AG	36	55,223
Givaudan SA, Registered	56	51,618
Holcim Ltd.	1,851	168,974
Kudelski SA	303	11,352
Kuehne & Nagel International AG	498	36,113
Kuoni Reisen Holding AG Class B	26	13,879
Logitech International S.A. (a)	1,591	45,487
Lonza Group AG, Registered	349	30,028
Micronas Semiconductor Holdings AG	301	6,608
Nestle SA ADR	14,786	1,311,202
Nobel Biocare Holding AG	216	63,598
Novartis AG ADR	21,474	1,233,467
OC Oerlikon Corp. AG	59	29,033
Phonak Holding AG	423	33,505
PSP Swiss Property AG	433	24,807
Rieter Holding AG	41	21,354
Roche Holding AG ADR	12,959	1,159,802

	SHARES	VALUE (Note 2)

Switzerland (continued)

Schindler Holding AG	474	$29,650
Serono SA ADR	1,781	39,681
SGS SA	40	44,359
SIG Holding AG	57	18,976
STMicroelectronics NV	6,291	115,754
Straumann Holding AG	72	17,362
Sulzer AG	34	38,562
Swatch Group AG	299	65,760
Swatch Group AG, Class B	485	21,588
Swiss Reinsurance Co. ADR	3,108	263,774
Swisscom AG ADR	1,702	64,267
Syngenta AG ADR	4,796	178,123
Synthes Inc.	438	51,977
UBS AG, Registered	18,404	1,111,761
Xstrata PLC	5,634	280,225
Zurich Financial Services ADR	13,379	359,491

		8,520,850

UNITED KINGDOM – 20.5%

3I Group PLC	4,294	84,626
Acergy SA ADR (a)	1,783	34,341
Aegis Group PLC	7,837	21,407
Aggreko PLC	2,359	20,086
Alliance Boots PLC	7,585	124,105
Amec PLC	3,075	25,262
Amvescap PLC ADR	3,423	84,377
Anglo American PLC	13,299	646,947
ARM Holdings PLC ADR	4,186	30,558
Arriva PLC	1,824	27,167
Astrazeneca PLC ADR	14,378	769,942
Aviva PLC	23,464	376,254
BAE Systems PLC ADR	7,454	248,443
Balfour Beatty PLC	3,956	34,187
Barclays PLC ADR	15,008	872,565
Barratt Developments PLC	2,241	54,000
BBA Aviation PLC	3,770	20,062
Bellway PLC	1,044	31,475
Berkeley Group Holdings (The) (a)	836	27,935
BG Group PLC ADR	6,316	432,267
BHP Billiton PLC	11,295	420,174
Biffa PLC	3,211	19,293
Bovis Homes Group PLC	1,107	23,420
BP PLC ADR	30,360	2,037,156
British Airways ADR (a)	525	54,217
British American Tobacco PLC ADR	7,173	406,422
British Land Co. PLC ADR	4,789	160,649
British Sky Broadcasting Group PLC ADR	2,655	109,386
Brixton PLC REIT	2,358	26,499
BT Group PLC ADR	7,679	459,895
Bunzl PLC ADR	640	39,808
Burberry Group PLC	4,082	51,394
Cable & Wireless PLC	22,530	69,284
Cadbury Schweppes PLC ADR	4,822	207,008
Capita Group PLC	5,796	68,693
Carnival PLC ADR	1,577	79,197
Carphone Warehouse Group PLC	3,683	22,560
Cattles PLC	3,033	26,004
Centrica PLC ADR	3,349	232,356
Charter PLC (a)	1,536	27,111
Close Brothers Group PLC	1,215	24,121
Cobham PLC	10,412	39,325
Collins Stewart PLC (a)	1,958	9,733
Compass Group PLC ADR	19,539	110,897
Cookson Group PLC	1,777	21,776

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 51

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

UNITED KINGDOM (continued)

Corus Group PLC	8,281	$85,557
CSR PLC (a)	1,189	15,042
Daily Mail & General Trust	2,746	38,424
Davis Service Group PLC	1,574	15,501
De La Rue PLC	1,502	18,893
Diageo PLC ADR	6,403	507,822
DSG International PLC	16,915	63,205
Electrocomponents PLC	4,015	22,964
Emap - B Shares, PLC	1,991	31,330
EMI Group PLC ADR	3,657	37,933
Enterprise Inns PLC	2,870	75,843
Fiberweb PLC (a)	963	3,920
First Choice Holidays PLC	4,626	25,690
Firstgroup PLC	3,627	40,663
FKI PLC	5,377	10,821
Friends Provident PLC	15,784	66,900
Galiform PLC (a)	5,486	14,683
Gallaher Group PLC ADR	1,512	136,004
George Wimpey PLC	3,665	39,874
GKN PLC ADR	6,533	35,545
GlaxoSmithKline PLC ADR	26,719	1,409,694
Great Portland Estates PLC REIT	1,499	20,297
Group 4 Securicor PLC	10,557	38,659
Hammerson PLC REIT	2,630	81,007
Hanson PLC	1,314	99,457
Hays PLC	13,478	41,898
HBOS PLC ADR	35,039	776,282
HMV Group PLC	3,714	10,372
Home Retail Group	8,076	64,804
HSBC Holdings PLC ADR	21,257	1,948,204
ICAP PLC	4,454	41,607
IMI PLC	3,127	30,904
Imperial Chemical Industries PLC ADR	2,750	97,432
Imperial Tobacco Group ADR	3,162	249,893
Inchcape PLC	4,224	41,673
Intercontinental Hotels Group PLC ADR	3,299	83,300
International Power PLC ADR	1,371	103,936
Intertek Group PLC	1,440	23,437
Invensys PLC (a)	5,394	28,922
Invensys PLC ADR	7,344	39,562
Investec PLC	3,098	39,851
ITV PLC	36,653	76,198
J Sainsbury PLC ADR	3,354	107,457
Johnson Matthey PLC ADR	1,011	55,759
Kelda Group PLC	3,307	59,769
Kesa Electricals PLC	4,884	32,343
Kingfisher PLC ADR	10,866	101,441
Ladbrokes PLC ADR	5,775	47,272
Land Securities Group PLC REIT	4,321	195,885
Legal & General Group PLC ADR	12,043	185,613
Liberty International PLC REIT	2,509	68,446
Lloyds Tsb Group PLC ADR	12,987	588,701
LogicaCMG PLC	13,641	49,486
London Stock Exchange Group PLC	1,478	37,770
Man Group PLC	16,143	164,702
Marks & Spencer Group PLC ADR	2,588	217,900
Meggitt PLC	4,008	24,249
Michael Page International PLC	3,096	27,332
Misys PLC	4,612	19,459
National Express Group PLC	1,274	28,064
National Grid PLC ADR	5,019	364,480
Next PLC	2,100	73,777
Old Mutual PLC	48,089	163,597
PartyGaming PLC	9,223	5,710

	SHARES	VALUE (Note 2)

UNITED KINGDOM (continued)

Pearson PLC ADR	7,420	$112,042
Persimmon PLC	2,600	77,541
Premier Farnell PLC	3,355	12,927
Provident Financial PLC	2,357	32,248
Prudential Corp. PLC ADR	11,206	310,742
Punch Taverns PLC	2,424	60,586
Rank Group PLC	5,361	24,463
Reckitt Benckiser PLC	5,649	257,580
Reed Elsevier PLC ADR	2,907	128,024
Rentokil Initial PLC ADR	3,346	54,271
Resolution PLC	6,318	79,182
Reuters Group PLC ADR	2,006	104,773
Rexam PLC ADR	1,026	53,403
Rio Tinto PLC ADR	2,401	510,188
Rolls-Royce Group PLC ADR	3,271	143,320
Royal & Sun Alliance Insurance Group ADR	27,310	81,353
Royal Bank of Scotland Group PLC	29,347	1,141,640
SABmiller PLC ADR	8,293	190,709
Sage Group PLC (The)	11,928	63,054
Schroders PLC	1,136	24,774
Scottish & Newcastle PLC	7,368	80,527
Scottish & Southern Energy ADR	7,935	241,334
Scottish Power PLC ADR	3,427	200,240
Serco Group PLC	4,361	32,518
Severn Trent PLC	2,147	61,739
Signet Group PLC ADR	1,599	37,577
Slough Estates PLC REIT	4,345	66,605
Smith & Nephew PLC ADR	1,737	90,897
Smiths Group PLC	5,233	101,365
SSL International PLC	1,754	12,677
Stagecoach Group PLC	7,476	22,335
Standard Life PLC (a)	19,411	112,204
Stolt-Nielsen SA ADR	365	11,129
Tate & Lyle PLC ADR	1,127	67,803
Taylor Woodrow PLC	5,322	44,228
Tesco PLC ADR	24,495	581,754
Tomkins PLC ADR	1,974	38,296
Travis Perkins PLC	1,065	41,254
Trinity Mirror PLC	2,703	24,790
Tullett Prebon PLC (a)	1,958	24,869
Unilever PLC ADR	11,378	316,536
United Business Media PLC	2,607	35,235
United Utilities PLC ADR	4,041	124,140
Vodafone Group PLC ADR	48,568	1,349,219
Whitbread PLC	2,024	66,140
William Hill PLC	3,323	40,995
Wolseley PLC ADR	6,062	147,973
WPP Group PLC ADR	2,179	147,605
Yell Group PLC	7,146	79,530

		25,629,933

TOTAL COMMON STOCKS (Cost $95,827,427)		117,940,889

EXCHANGE TRADED FUNDS – 4.6%

UNITED STATES – 4.6%

iShares MSCI EAFE Index Fund	78,322	5,734,737

TOTAL EXCHANGE TRADED FUNDS (Cost $5,706,428)		5,734,737
PREFERENCE STOCKS – 0.2%

GERMANY – 0.2%

Henkel KGaA	548	80,374
Porsche AG	73	92,514
ProSiebensat.1 Media AG	757	24,729

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 52

E*TRADE International Index Fund
SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (Note 2)

GERMANY – (continued)

Rwe AG ADR	360	34,075
Volkswagen AG	971	72,408

		304,100

ITALY – 0.0%

Unipol SpA	8,297	$26,813

TOTAL PREFERENCE STOCKS (Cost $231,773)		330,913

SHORT-TERM INVESTMENTS – 1.1%

UNITED STATES – 1.1%

BlackRock Liquidity Funds TempCash Portfolio	1,345,304	1,345,304

TOTAL SHORT-TERM INVESTMENTS (Cost $1,345,304)		1,345,304
TOTAL INVESTMENTS - 100.3% (Cost $103,110,932)		$125,351,843

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.3%)		(385,373)

TOTAL NET ASSETS - 100.0%		$124,966,470

(a)	Non-income producing.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

COUNTRY	VALUE	% OF TOTAL NET ASSETS

AUSTRALIA	$6,590,349	5.3%
AUSTRIA	728,973	0.6%
BELGIUM	1,461,372	1.2%
BERMUDA	49,340	0.0%
DENMARK	969,645	0.8%
FINLAND	1,685,985	1.3%
FRANCE	11,346,595	9.1%
GERMANY	8,743,249	7.0%
GREECE	760,866	0.6%
HONG KONG	2,105,271	1.7%
IRELAND	1,155,051	0.9%
ITALY	4,574,089	3.6%
JAPAN	26,680,286	21.4%
LUXEMBORG	15,772	0.0%
NETHERLANDS	6,709,944	5.4%
NEW ZEALAND	185,967	0.1%
NORWAY	988,768	0.8%
PORTUGAL	407,371	0.3%
SINGAPORE	1,121,812	0.9%
SPAIN	4,779,285	3.8%
SWEDEN	3,061,029	2.5%
SWITZERLAND	8,520,850	6.8%
UNITED KINGDOM	25,629,933	20.5%
EXCHANGE TRADED FUNDS	5,734,737	4.6%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	959,931	0.8%

	$124,966,470	100.0%

INDUSTRY	VALUE	% OF TOTAL NET ASSETS

ADVERTISING	$266,694	0.2%
AEROSPACE/DEFENSE	732,796	0.6%
AGRICULTURE	1,170,120	0.9%
AIRLINES	367,374	0.3%
APPAREL	375,461	0.3%
AUTO MANUFACTURERS	2,202,179	1.8%
AUTO PARTS & EQUIPMENT	903,921	0.7%
BANKS	20,550,475	16.4%
BEVERAGES	1,666,747	1.3%
BIOTECHNOLOGY	107,115	0.0%
BUILDING MATERIALS	1,821,734	1.5%
CHEMICALS	3,038,845	2.4%
COMMERCIAL SERVICES	1,456,459	1.2%
COMPUTER INDUSTRY	622,016	0.5%
COMPUTER SOFTWARE	661,324	0.5%
CONGLOMERATES	200,152	0.2%
CONSUMER RELATED	1,788,741	1.4%
COSMETICS / PERSONAL CARE	545,745	0.4%
DISTRIBUTION / WHOLESALE	1,294,116	1.2%
DIVERSIFED FINANCIAL SERVICES	4,295,931	3.4%
ELECTRIC	5,295,775	4.2%
ELECTRIC UTILITIES	44,343	0.0%
ELECTRICAL COMPONENTS & EQUIPMENT	1,350,975	1.1%
ELECTRONICS	1,712,213	1.4%
ENERGY – ALTERNATE SOURCES	20,855	0.0%
ENGINEERING & CONTRUCTION	1,815,414	1.5%
ENTERTAINMENT	430,361	0.3%
ENVIRINMENTAL CONTROL	52,721	0.0%
FOOD	5,007,535	4.0%
FOOD AND BEVERAGE	165,923	0.1%
FOREST PRODUCTS & PAPER	438,488	0.4%
FURNITURE & FIXTURES	12,183	0.0%
GAS	727,300	0.6%
HAND / MACHINE TOOLS	438,750	0.4%
HEALTH CARE	629,859	0.5%
HEALTH CARE SERVICES	117,578	0.1%
HOLDING COMPANIES	811,772	1.2%
HOME BUILDERS	514,438	0.4%
HOME FURNISHINGS	986,736	0.8%
HOUSEHOLD PRODUCTS / WARE	403,711	0.3%
INSURANCE	6,506,008	5.2%
INTERNET	181,903	0.1%
INVESTMENT COMPANY	177,897	0.1%
IRON / STEEL	1,764,753	1.4%
LEISURE TIME	355,063	0.3%
LODGING	283,871	0.2%
MACHINE-DIVERSIFIED	1,352,766	1.1%
MANUFACTURERS	2,020,700	1.6%
MEDIA	1,955,038	1.6%
MEMBERSHIP ORGANIZATIONS	171,763	0.1%
METAL FABRICATE / HARDWARE	316,384	0.3%
MINING	3,131,925	2.5%
OFFICE/BUSINESS EQUIPMENT	762,263	0.6%
OIL & GAS	8,001,559	6.4%
OIL & GAS SERVICES	267,581	0.2%
PACKAGED FOODS	907	0.0%
PACKAGING & CONTAINERS	125,692	0.1%
PHARMACEUTICALS	7,439,135	6.0%
PUBLISHING & BROADCASTING	821,505	0.7%
REAL ESTATE	3,088,333	2.5%
REAL ESTATE INVESTMENT TRUST (REIT)	541,458	0.4%
RETAIL	2,855,864	2.3%
SEMICONDUCTORS	548,485	0.4%
SEMICONDUCTORS EQUIPMENT	115,754	0.1%
SHIP BUILDING	31,571	0.0%
SPECIAL INDUSTRY MACHINERY	110,195	0.1%
STORAGE	16,295	0.0%
TELECOMMUNICATIONS	7,388,674	5.4%
TEXTILES	248,216	0.2%
TOYS / GAMES / HOBBIES	236,585	0.2%
TRANSPORTATION	1,944,787	1.6%
WATER	463,997	0.4%
EXCHANGE TRADED FUNDS	5,734,737	0.6%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	959,931	0.8%

	$124,966,470	100.00%

The accompanying notes are an integral part of these Financial Statements

E*TRADE International Index Fund – 53

E*TRADE Technology Index Fund SCHEDULE OF INVESTMENTS

December 31, 2006

	SHARES	VALUE (NOTE 2)

COMMON STOCKS – 98.8%

COMMERCIAL SERVICES – 4.8%

Accenture, Ltd. Class A	10,952	$404,457
Amazon.com, Inc. (a)	7,713	304,355
BearingPoint, Inc. (a)	3,894	30,646
Choice Point, Inc. (a)	1,495	58,873
Convergys Corp. (a)	2,582	61,400
eBay, Inc. (a)	26,129	785,699
Euronet Worldwide, Inc. (a)	714	21,199
Hewitt Associates, Inc. Class A (a)	2,078	53,509
Net 1 UEPS Technologies, Inc. (a)	938	27,727
Plexus Corp. (a)	883	21,086
Priceline.com, Inc. (a)	682	29,742
SAIC, Inc. (a)	1,605	28,553
Western Union Co. (The)	14,341	321,525
Wright Express Corp. (a)	778	24,250

		2,173,021

COMMUNICATIONS SERVICES – 0.3%

Avaya, Inc. (a)	8,525	119,179
Syniverse Holdings, Inc. (a)	1,314	19,697

		138,876

COMPUTER FACILITIES MANAGEMENT – 0.6%

Cognizant Technology Solutions Corp., Class A (a)	2,657	205,014
Comverse Technology, Inc. (a)	3,728	78,698

		283,712

COMPUTER INTEGRATED SYSTEMS DESIGN – 1.5%

BEA Systems, Inc. (a)	7,190	90,450
Brocade Communications Systems, Inc. (a)	5,274	43,300
Computer Sciences Corp. (a)	3,218	171,745
Jack Henry & Associates, Inc.	1,813	38,798
Network Appliance, Inc. (a)	6,979	274,135
Redback Networks, Inc. (a)	1,197	29,853
TIBCO Software, Inc. (a)	4,067	38,392

		686,673

COMPUTER PERIPHERAL EQUIPMENT – 9.4%

3Com Corp. (a)	7,562	31,080
Cisco Systems, Inc. (a)	113,054	3,089,766
Electronics For Imaging, Inc. (a)	1,113	29,583
Emulex Corp. (a)	1,629	31,782
Juniper Networks, Inc. (a)	10,603	200,821
Lexmark International, Inc. (a)	1,835	134,322
Logitech International S.A. (a)	3,567	101,980
Nam Tai Electroncis, Inc.	900	13,671
Palm, Inc. (a)	1,948	27,447
QLogic Corp. (a)	2,954	64,752
Research In Motion, Ltd. (a)	3,445	440,202
Symbol Technologies, Inc.	4,818	71,981

		4,237,387

COMPUTER PROGRAMMING SERVICES – 0.4%

Amdocs Ltd. (a)	3,677	142,484
Informatica Corp. (a)	1,664	20,317

		162,801

COMPUTER RELATED SERVICES – 2.0%

CACI International, Inc., Class A (a)	563	31,809
Ceridian Corp. (a)	2,607	72,944
Electronic Data Systems Corp.	9,694	267,070
IAC/ InterActiveCorp. (a)	5,024	186,692
Paychex, Inc.	7,130	281,920

	SHARES	VALUE (NOTE 2)

COMPUTER RELATED SERVICES (continued)

Red Hat, Inc. (a)	3,583	$82,409

		922,844

COMPUTER STORAGE DEVICES – 2.3%

EMC Corp. (a)	41,278	544,870
Imation Corp.	687	31,897
Sandisk Corp. (a)	4,231	182,060
Seagate Technology	10,760	285,140

		1,043,967

COMPUTERS – 3.4%

Apple Computer, Inc. (a)	15,987	1,356,337
Black Box Corp.	334	14,025
Kronos, Inc. (a)	597	21,934
Perot Systems Corp., Class A (a)	2,293	37,582
Riverbed Technology, Inc. (a)	1,230	37,761
Western Digital Corp. (a)	4,074	83,354

		1,550,993

COMPUTERS, PERIPHERAL & SOFTWARE – 1.7%

Autodesk, Inc. (a)	4,342	175,677
Komag, Inc. (a)	593	22,463
McAfee, Inc. (a)	2,944	83,551
National Instruments Corp.	1,469	40,015
Nvida Corp. (a)	6,606	244,488
Open Text Corp. (a)	1,000	20,300
Salesforce.com, Inc. (a)	2,104	76,691
Sybase, Inc. (a)	1,661	41,027
Zebra Technologies Corp., Class A (a)	1,306	45,436

		749,648

DATA PROCESSING & PREPARATION – 3.6%

Acxiom Corp.	1,455	37,321
Affiliated Computer Services, Inc., Class A (a)	2,066	100,903
Automatic Data Processing, Inc.	10,319	508,211
BISYS Group, Inc. (a)	2,327	30,042
DST Systems, Inc. (a)	1,239	77,598
Fidelity National Information Services, Inc.	5,453	218,611
First Data Corp.	14,352	366,263
Fiserv, Inc. (a)	3,243	169,998
Verisign, Inc. (a)	4,525	108,826

		1,617,773

DISTRIBUTION / WHOLESALE – 0.4%

CDW Corp.	1,465	103,019
Ingram Micro, Inc., Class A (a)	3,164	64,577

		167,596

ELECTRONIC COMPONENTS – 1.0%

AVX Corp.	3,330	49,250
Celestica, Inc. (a)	3,800	29,678
Flextronics International, Ltd. (a)	10,679	122,595
MEMC Electronic Materials, Inc. (a)	4,166	163,057
Sanmina-SCI Corp. (a)	10,295	35,518
Vishay Intertechnology, Inc. (a)	3,133	42,421

		442,519

ELECTRONIC COMPUTERS – 14.0%

Advent Software, Inc. (a)	518	18,280
Dell, Inc. (a)	42,585	1,068,458
Gateway, Inc. (a)	7,191	14,454
Hewlett-Packard Co.	50,990	2,100,278
International Business Machines Corp.	28,043	2,724,377
Sun Microsystems, Inc. (a)	65,965	357,530

The accompanying notes are an integral part of these Financial Statements

E*TRADE Technology Index Fund – 54

E*TRADE Technology Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

ELECTRONIC COMPUTERS (continued)

Unisys Corp. (a)	6,627	$51,956

		6,335,333

ELECTRONIC PARTS & EQUIPMENT – 0.5%

Arrow Electronics, Inc. (a)	2,335	73,669
Avnet, Inc. (a)	2,830	72,250
Benchmark Electronics, Inc. (a)	1,240	30,206
Checkfree Corp. (a)	1,686	67,710

		243,835

ELECTRONICS – 1.2%

Agilent Technologies, Inc. (a)	7,659	266,916
Amphenol Corp., Class A	1,653	102,618
Cymer, Inc. (a)	719	31,600
Mentor Graphics Corp. (a)	1,628	29,353
Skyworks Solutions, Inc. (a)	3,194	22,614
Tektronix, Inc.	1,616	47,139
Trimble Navigation, Ltd. (a)	1,047	53,114

		553,354

INTERNET SOFTWARE & SERVICES – 6.3%

CNET Networks, Inc. (a)	2,896	26,325
EarthLink, Inc. (a)	2,577	18,297
Equinix, Inc. (a)	552	41,742
Expedia, Inc. (a)	5,726	120,131
Google, Inc., Class A (a)	4,158	1,914,676
NetFlix, Inc. (a)	1,283	33,178
Valueclick, Inc. (a)	1,833	43,314
Yahoo!, Inc. (a)	25,493	651,091

		2,848,754

NETWORK EQUIPMENT – 0.7%

Foundry Networks, Inc. (a)	2,750	41,195
Nortel Networks Corp. (a)	8,127	217,235
Sonus Networks, Inc. (a)	4,879	32,153
Sycamore Networks, Inc. (a)	5,387	20,255

		310,838

PREPACKAGED SOFTWARE – 17.1%

Adobe Systems, Inc. (a)	10,933	449,565
BMC Software, Inc. (a)	3,843	123,745
Cadence Design System, Inc. (a)	5,214	93,383
Check Point Software Technologies, Ltd. (a)	4,509	98,837
Citrix Systems, Inc. (a)	3,362	90,942
Cognos, Inc. (a)	1,666	70,738
Compuware Corp. (a)	6,601	54,986
CSG Systems International, Inc. (a)	921	24,618
Electronic Arts, Inc. (a)	5,781	291,131
Intuit, Inc. (a)	6,427	196,088
Lawson Software, Inc. (a)	3,755	27,749
Macrovision Corp. (a)	1,001	28,288
Microsoft Corp.	131,803	3,935,638
Novell, Inc. (a)	6,353	39,389
Nuance Communications, Inc. (a)	3,247	37,211
Oracle Corp. (a)	96,723	1,657,832
Quest Software, Inc. (a)	1,918	28,099
RealNetworks, Inc. (a)	3,097	33,881
Symantec Corp. (a)	17,580	366,543
Synopsys, Inc. (a)	2,656	70,995
Transaction Systems Architects, Inc. (a)	722	23,516
Wind River Systems, Inc. (a)	1,653	16,943

		7,760,117

PRINTED CIRCUIT BOARDS – 0.3%

Jabil Circuit, Inc.	3,978	97,660

	SHARES	VALUE (NOTE 2)\

PRINTED CIRCUIT BOARDS (continued)

Solectron Corp. (a)	16,924	$54,495

		152,155

PROCESS CONTROL INSTRUMENTS – 0.2%

PerkinElmer, Inc.	2,304	51,218
Teradyne, Inc. (a)	3,659	54,739

		105,957

RADIO & TV COMMUNICATIONS EQUIPMENT – 4.7%

Andrew Corp. (a)	3,084	31,549
Motorola, Inc.	45,309	931,553
QUALCOMM, Inc.	30,941	1,169,261

		2,132,363

SEMICONDUCTORS – 0.9%

Agere System, Inc. (a)	3,272	62,724
AMIS Holdings, Inc. (a)	1,693	17,895
Formfactor, Inc. (a)	876	32,631
Intersil Corp., Class A	2,616	62,575
Microsemi Corp. (a)	1,350	26,527
ON Semiconductor Corp. (a)	6,260	47,388
PMC-Sierra, Inc. (a)	3,989	26,766
Semtech Corp. (a)	1,396	18,246
Silicon Image, Inc. (a)	1,574	20,021
Silicon Laboratories, Inc. (a)	1,048	36,313
Sirf Technology Holdings, Inc. (a)	932	23,785
Spansion, Inc., Class A (a)	2,417	35,917
Zoran Corp. (a)	946	13,793

		424,581

SEMICONDUCTORS EQUIPMENT – 13.7%

Advanced Micro Devices, Inc. (a)	10,282	209,239
Altera Corp. (a)	6,782	133,470
Amkor Technology, Inc. (a)	3,419	31,933
Analog Devices, Inc.	6,409	210,664
Applied Micro Circuits Corp. (a)	5,708	20,321
ASE Test, Ltd., (a)	1,933	19,504
Atmel Corp. (a)	9,406	56,906
Broadcom Corp., Class A (a)	8,786	283,876
Conexant Systems, Inc. (a)	9,286	18,943
Cree, Inc. (a)	1,493	25,859
Cypress Semiconductor Corp. (a)	2,615	44,115
Entegris, Inc. (a)	2,658	28,760
Fairchild Semiconductor International, Inc. (a)	2,375	39,924
Intel Corp. (a)	107,344	2,173,716
Intergrated Device Technology, Inc. (a)	3,696	57,214
International Rectifier Corp. (a)	1,382	53,249
JDS Uniphase Corp. (a)	3,887	64,757
KLA-Tencor Corp.	3,731	185,617
Linear Technology Corp.	5,604	169,913
LSI Logic Corp. (a)	7,323	65,907
Marvell Technology Group, Ltd. (a)	10,968	210,476
Maxim Integrated Products, Inc.	6,010	184,026
Micrel, Inc. (a)	1,613	17,388
Microchip Technology, Inc.	4,044	132,239
Micron Technology, Inc. (a)	14,139	197,380
MKS Instruments, Inc. (a)	1,100	24,838
National Semiconductor Corp.	6,232	141,466
Omnivision Technologies, Inc. (a)	982	13,404
Rambus, Inc. (a)	1,974	37,368
RF Micro Devices, Inc. (a)	3,697	25,103
STMicroelectronics NV	16,971	312,266
Texas Instruments, Inc.	27,811	800,957
Trident Microsystems, Inc. (a)	1,103	20,053

The accompanying notes are an integral part of these Financial Statements

E*TRADE Technology Index Fund – 55

E*TRADE Technology Index Fund SCHEDULE OF INVESTMENTS (Continued)

December 31, 2006

	SHARES	VALUE (NOTE 2)

SEMICONDUCTORS EQUIPMENT (continued)

Varian Semiconductor Equipment Associates, Inc. (a)	1,056	$48,069
Xilinx, Inc.	6,341	150,979

		6,209,899

SOFTWARE – 2.9%

Activision, Inc. (a)	5,254	90,579
Akamai Technologies, Inc. (a)	2,931	155,695
Ansys, Inc. (a)	672	29,225
Avid Technology, Inc. (a)	820	30,553
Avocent Corp. (a)	985	33,342
CA, Inc.	9,865	223,442
Digital Insight Corp. (a)	637	24,518
Digital River, Inc. (a)	753	42,010
F5 Networks, Inc. (a)	745	55,287
Fair Isaac Corp.	1,204	48,943
Global Payments, Inc.	1,469	68,015
Hyperion Solutions Corp. (a)	1,144	41,115
Keane, Inc. (a)	1,126	13,411
MasterCard, Inc., Class A	1,482	145,962
Midway Games, Inc. (a)	1,765	12,320
Navteq Corp. (a)	1,714	59,939
Openwave Systems, Inc. (a)	1,823	16,826
Parametric Technology Corp. (a)	2,203	39,698

SRA International, Inc., Class A (a)	800	21,392
Take-Two Interactive Software, Inc. (a)	1,479	26,267
THQ, Inc. (a)	1,168	37,983
Verifone Holdings, Inc. (a)	1,341	47,471
Webex Communications, Inc. (a)	925	32,273
Websense, Inc. (a)	837	19,109

		1,315,375

SPECIAL INDUSTRY MACHINERY – 2.1%

Applied Materials, Inc.	25,863	477,172
ASML Holding NV (a)	9,093	223,961
Intermec, Inc. (a)	1,217	29,537
Lam Research Corp. (a)	2,670	135,155
Novellus Systems, Inc. (a)	2,348	80,818

		946,643

TELECOMMUNICATIONS – 0.5%

Atheros Communications, Inc. (a)	997	21,256
Crown Castle Intl. Corp. (a)	3,784	122,223
Polycom, Inc. (a)	1,685	52,084
Powerwave Technologies, Inc. (a)	2,093	13,500

		209,063

TELECOMMUNICATIONS EQUIPMENT – 1.7%

Adtran, Inc.	1,325	30,078
Arris Group, Inc. (a)	2,065	25,833
Corning, Inc. (a)	29,318	548,540
Harris Corp.	2,478	113,641
Interdigital Communications Corp. (a)	985	33,047
Tekelec (a)	1,381	20,480
Utstarcom, Inc. (a)	2,407	21,061

		792,680

TELEPHONE & TELEGRAPH APPARATUS – 0.4%

ADC Telecommunications, Inc. (a)	2,302	33,448
Ciena Corp. (a)	1,622	44,946
Tellabs, Inc. (a)	8,271	84,860

		163,254

TRAVEL SERVICES – 0.2%

Sabre Holdings Corp.	2,450	78,131

TOTAL COMMON STOCKS (Cost $42,332,536)		44,760,142

	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

SHORT-TERM INVESTMENTS – 1.5%

BlackRock Liquidity Funds TempCash Portfolio	441,447	$441,447
U. S. Treasury Bill 4.76%(b), 02/01/07)(c)	$220,000	219,080

TOTAL SHORT-TERM INVESTMENTS (Cost $660,515)		660,527

TOTAL INVESTMENTS - 100.3% Cost $42,993,051)		$45,420,669

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.3%)		(121,999)

TOTAL NET ASSETS - 100.0%		$45,298,670

(a)	Non-income producing.

(b)	Yield to Maturity.

(c)	See Note 6 regarding futures contracts.

INDUSTRY	VALUE	% OF TOTAL NET ASSETS

PREPACKAGED SOFTWARE	$7,760,117	17.1%
ELECTRONIC COMPUTERS	6,335,333	14.0%
SEMICONDUCTORS EQUIPMENT	6,209,899	13.7%
COMPUTER PERIPHERAL EQUIPMENT	4,237,387	9.4%
INTERNET SOFTWARE & SERVICES	2,848,754	6.3%
COMMERCIAL SERVICES	2,173,021	4.8%
RADIO & TV COMMUNICATIONS EQUIPMENT	2,132,363	4.7%
DATA PROCESSING & PREPARATION	1,617,773	3.6%
COMPUTERS	1,550,993	3.4%
SOFTWARE	1,315,375	2.9%
COMPUTER STORAGE DEVICES	1,043,967	2.3%
SPECIAL INDUSTRY MACHINERY	946,643	2.1%
COMPUTER RELATED SERVICES	922,844	2.0%
TELECOMMUNICATIONS EQUIPMENT	792,680	1.7%
COMPUTERS, PERIPHERAL & SOFTWARE	749,648	1.7%
COMPUTER INTEGRATED SYSTEMS DESIGN	686,673	1.5%
ELECTRONICS	553,354	1.2%
ELECTRONIC COMPONENTS	442,519	1.0%
SEMICONDUCTORS	424,581	0.9%
NETWORK EQUIPMENT	310,838	0.7%
COMPUTER FACILITIES MANAGEMENT	283,712	0.6%
ELECTRONIC PARTS & EQUIPMENT	243,835	0.5%
TELECOMMUNICATIONS	209,063	0.5%
DISTRIBUTION / WHOLESALE	167,596	0.4%
TELEPHONE & TELEGRAPH APPARATUS	163,254	0.4%
COMPUTER PROGRAMMING SERVICES	162,801	0.4%
PRINTED CIRCUIT BOARDS	152,155	0.3%
COMMUNICATIONS SERVICES	138,876	0.3%
PROCESS CONTROL INSTRUMENTS	105,957	0.2%
TRAVEL SERVICES	78,131	0.2%
SHORT-TERM INVESTMENTS AND OTHER
ASSETS LESS LIABILITIES	538,528	1.2%

	$45,298,670	100.00%

The accompanying notes are an integral part of these Financial Statements

E*TRADE Technology Index Fund – 56

Statement of Assets and Liabilities December 31, 2006

	E*TRADE S&P 500 Index Fund	E*TRADE Russell 2000 Index Fund	E*TRADE International Index Fund	E*TRADE Technology Index Fund

ASSETS:
Investments in securities at market value: (Note 2)
Unaffiliated issuers, at value(a)	$336,731,882	$125,223,681	$125,351,843	$45,420,669
Affiliated issuers, at value (Cost $405,034) (Note 9)	491,245	—	—	—
Foreign currency at value(b)	—	—	66,623	—
Receivable for fund shares purchased	592,625	252,955	497,022	41,506
Receivable for securities sold	51,752	113,847	76,929	313,055
Variation margin receivable	—	—	—	263
Dividends and interest receivable	537,683	140,035	196,696	31,058
Foreign reclaim receivable	—	—	31,068	726
Due from E*TRADE Asset Management, Inc. (Note 3)	231,611	95,918	187,365	32,239

TOTAL ASSETS	338,636,798	125,826,436	126,407,546	45,839,516

LIABILITIES:
Due to Custodian	—	—	3,115	—
Payable for fund shares redeemed	193,911	102,410	38,864	109,856
Payable for securities purchased	26	740,381	1,251,980	344,180
Variation margin payable	18,733	30,370	—	—
Accrued administration fee (Note 3)	42,610	15,733	15,327	5,881
Accrued advisory fee (Note 3)	19,885	15,733	25,546	9,802
Accrued other expenses	132,328	92,114	106,244	71,127

TOTAL LIABILITIES	407,493	996,741	1,441,076	540,846

TOTAL NET ASSETS	$338,229,305	$124,829,695	$124,966,470	$45,298,670

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$300,652	$91,688	$94,320	$78,100
Paid-in capital, in excess of par	285,887,492	107,127,909	101,835,794	98,514,793
Accumulated undistributed (distribution in excess of) net investment income	30,254	3,680	(110,812)	3,189
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(5,319,760)	699,022	905,522	(55,704,216)
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	57,330,667	16,907,396	22,241,646	2,406,804

TOTAL NET ASSETS	$338,229,305	$124,829,695	$124,966,470	$45,298,670

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)	30,065,210	9,168,812	9,432,006	7,810,023

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$11.25	$13.61	$13.25	$5.80

——————————————————————————————
(a)	Investments at cost for E*Trade S&P 500 Index Fund, E*Trade Russell 2000 Index Fund, E*Trade International Index Fund and E*Trade Technology Index Fund were $279,486,833, $108,290,700, $103,110,932 and $42,993,051 respectively.

(b)	Foreign currency at cost for E*TRADE S&P 500 Index Fund, E*TRADE Russell Index Fund, E*TRADE International Index Fund, E*TRADE Technology Index Fund, was $0, $0, $66,743, and $0, repectively.

The accompanying notes are an integral part of these financial statements

57

Statement of Operations For the Year Ended December 31, 2006

	E*TRADE S&P 500 Index Fund	E*TRADE Russell 2000 Index Fund	E*TRADE International Index Fund	E*TRADE Technology Index Fund

NET INVESTMENT INCOME:
Dividends
Unaffiliated issuers	$5,381,267	$1,351,336	$2,441,556	$249,397
Affiliated issuers (Note 9)	9,221	—	—	—
Less foreign taxes withheld	—	(443)	(181,848)	(323)
Interest	195,453	92,854	27,694	27,873

TOTAL INVESTMENT INCOME	5,585,941	1,443,747	2,287,402	276,947

EXPENSES (NOTES 3 and 4):
Advisory fee	203,617	155,635	215,770	114,063
Administration fee	436,324	155,635	129,462	68,438
Sub-administration fee	14,882	9,177	9,016	5,875
Shareholder servicing fees	631,586	224,006	181,728	100,708
Transfer and dividend disbursing agent	202,555	76,677	56,935	134,611
Legal services	133,651	47,910	40,145	20,189
Custodian fees	181,863	166,494	418,406	44,786
Trustee fees	126,051	45,453	38,596	18,940
Registration fees	54,001	30,491	41,314	28,205
Audit and tax services	18,656	18,601	18,656	18,644
Insurance	32,921	11,111	7,451	5,748
Printing	22,376	8,784	8,237	5,881
Other expenses	37,161	27,489	20,643	4,687

TOTAL EXPENSES BEFORE WAIVER	2,095,644	977,463	1,186,359	570,775
Waived fees and reimbursed expenses	(1,833,819)	(749,194)	(1,108,683)	(297,017)

NET EXPENSES	261,825	228,269	77,676	273,758

NET INVESTMENT INCOME	5,324,116	1,215,478	2,209,726	3,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Sale of investments	1,258,620	6,973,972	2,007,103	(4,843,429)
Futures contracts	691,258	534,239	—	68,110
Net realized gain (loss) on foreign currency transactions	—	—	(20,506)	—
Net change in unrealized appreciation (depreciation) of:
Investments	35,876,183	7,572,059	15,667,738	8,055,540
Futures contracts	106,325	15,479	—	(16,258)
Translation of assets and liabilities denominated in foreign currency	—	—	1,225	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY	37,932,386	15,095,749	17,655,560	3,263,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,256,502	$16,311,227	$19,865,286	$3,267,152

——————————————————————————————

The accompanying notes are an integral part of these financial statements

58

Statement of Changes in Net Assets

	E*TRADE S&P 500 Index Fund		E*TRADE Russell 2000 Index Fund

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005

NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,324,116	$3,986,300	$1,215,478	$759,430
Net realized gain (loss) on sale of investments and futures contracts	1,949,878	268,650	7,508,211	3,686,028
Net change in unrealized appreciation (depreciation) on investments and futures contracts	35,982,508	8,307,398	7,587,538	(1,068,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,256,502	12,562,348	16,311,227	3,377,409

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions from net investment income	(5,303,548)	(3,968,904)	(1,130,553)	(699,935)
Distirbutions from net realized gain on investments	—	—	(7,640,240)	(3,470,124)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(5,303,548)	(3,968,904)	(8,770,793)	(4,170,059)

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	94,246,117	103,456,557	50,714,335	31,009,516
Value of shares issued in reinvestment of dividends and distributions	4,949,629	3,709,155	8,175,192	3,892,589
Cost of shares redeemed	(59,701,346)	(54,087,846)	(22,806,182)	(21,106,049)

NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK	39,494,400	53,077,866	36,083,345	13,796,056

REDEMPTION FEES (Note 2)	85,302	60,839	48,944	34,619

NET INCREASE (DECREASE) IN NET ASSETS	77,532,656	61,732,149	43,672,723	13,038,025

NET ASSETS:
BEGINNING OF PERIOD	260,696,649	198,964,500	81,156,972	68,118,947

END OF PERIOD(a)	$338,229,305	$260,696,649	$124,829,695	$81,156,972

SHARE TRANSACTIONS:
Number of shares sold	9,016,921	10,874,714	3,724,641	2,512,844
Number of shares reinvested	467,174	384,595	597,674	314,468
Number of shares redeemed	(5,757,479)	(5,627,911)	(1,691,079)	(1,715,434)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	3,726,616	5,631,398	2,631,236	1,111,878

——————————————————————————————
(a)	Includes undistributed net investment income of $30,254 and $9,686 for the periods ended December 31, 2006 and December 31, 2005, respectively, for the E*TRADE S&P 500 Index Funds, and $3,680 and $6,189 for the periods ended December 31, 2006 and December 31, 2005, respectively, for the E*TRADE Russell 2000 Index Fund.

The accompanying notes are an integral part of these financial statements

59

Statement of Changes in Net Assets

	E*TRADE International Index Fund		E*TRADE Technology Index Fund

	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2006	Year Ended December 31, 2005

NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,209,726	$1,006,060	$3,189	$(59,088)
Net realized gain (loss) on sale of investments, futures contracts and foreign currency transactions	1,986,597	815,528	(4,775,319)	(14,381,709)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	15,668,963	4,352,055	8,039,282	14,580,422

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,865,286	6,173,643	3,267,152	139,625

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions from net investment income	(2,222,866)	(1,062,772)	—	—
Distirbutions from net realized gain on investments	(1,139,124)	—	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(3,361,990)	(1,062,772)	—	—

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	67,094,917	30,184,476	7,601,286	8,509,490
Value of shares issued in reinvestment of dividends and distributions	3,076,477	970,763	—	—
Cost of shares redeemed	(16,923,868)	(8,636,616)	(13,332,975)	(16,838,583)

NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK	53,247,526	22,518,623	(5,731,689)	(8,329,093)

REDEMPTION FEES (Note 2)	48,355	22,855	10,903	13,542

NET INCREASE (DECREASE) IN NET ASSETS	69,799,177	27,652,349	(2,453,634)	(8,175,926)

NET ASSETS:
BEGINNING OF PERIOD	55,167,293	27,514,944	47,752,304	55,928,230

END OF PERIOD(a)	$124,966,470	$55,167,293	$45,298,670	$47,752,304

SHARE TRANSACTIONS:
Number of shares sold	5,528,094	3,036,732	1,386,582	1,674,803
Number of shares reinvested	246,004	97,371	—	—
Number of shares redeemed	(1,408,376)	(863,278)	(2,439,928)	(3,336,519)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	4,365,722	2,270,825	(1,053,346)	(1,661,716)

——————————————————————————————
(a)	Includes undistributed (distribution in excess of) net investment income of $(110,812) and $(78,305) for the periods ended December 31, 2006 and December 31, 2005, respectively, for the E*TRADE International Index Fund , and undistributed net investment income of $3,189 and $0 for the periods ended December 31, 2006 and December 31, 2005, respectively, for the E*TRADE Technology Index Fund.

The accompanying notes are an integral part of these financial statements

60

E*TRADE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.90		$9.61		$8.84		$6.99		$9.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.19		0.17	(2)	0.17	(2)	0.10	(2)	0.09
Net realized and unrealized gain (loss) on investments	1.35		0.29		0.76		1.85		(2.12)

TOTAL FROM NET INVESTMENT OPERATIONS	1.54		0.46		0.93		1.95		(2.03)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.19)		(0.17)		(0.16)		(0.10)		(0.09)
Distributions from net realized gains	—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.19)		(0.17)		(0.16)		(0.10)		(0.09)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$11.25		$9.90		$9.61		$8.84		$6.99

TOTAL RETURN (1)	15.66%		4.79%		10.62%		28.11%		(22.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s OMITTED)	$338,229		$260,697		$198,965		$129,942		$83,090
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.19	% (4)	0.40	% (4)	0.40	% (4)
Ratio of net investment income to average net assets	1.83	% (5)	1.77	% (5)	1.85	% (5)	1.39	% (5)	1.24	% (5)
Portfolio turnover rate	2.54%		3.87%		2.22%		0.65	% (7)	11.97	% (8)

——————————————————————————————

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.72%, 0.79%, 0.73%, 0.83% and 0.98%, respectively.

(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 1.20%, 1.06%, 1.31%, 0.96% and 0.66%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

(7) For the Period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of S&P 500 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements

61

E*TRADE RUSSELL 2000 INDEX FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$12.41		$12.55		$11.17		$7.74		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.15		$0.13	(2)	$0.11	(2)	$0.07	(2)	0.07
Net realized and unrealized gain (loss) on investments	2.08		0.41		1.80		3.42		(2.14)

TOTAL FROM NET INVESTMENT OPERATIONS	2.23		0.54		1.91		3.49		(2.07)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.14)		(0.12)		(0.08)		(0.06)		(0.05)
Distributions from net realized gains	(0.90)		(0.56)		(0.45)		—		(0.04)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.04)		(0.68)		(0.53)		(0.06)		(0.09)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	0.01		—	(3)	—	(3)	—	(3)	0.01

NET ASSET VALUE, END OF PERIOD	$13.61		$12.41		$12.55		$11.17		$7.74

TOTAL RETURN (1)	18.05%		4.21%		17.30%		45.39%		(20.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s OMITTED)	$124,830		$81,157		$68,119		$33,881		$12,578
Ratio of expenses to average net assets	0.22	% (4)	0.22	% (4)	0.37	% (4)	0.65	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	1.17	% (5)	1.04	% (5)	0.93	% (5)	0.70	% (5)	0.84	% (5)
Portfolio turnover rate	24.98%		29.62%		34.58%		3.53	% (7)	27.96	% (8)

————————————————————————

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.94%, 1.11%, 1.00%, 1.61% and 1.87%, respectively.

(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.45%, 0.15%, 0.29%, (0.25)% and (0.38)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of Russell 2000 Index Master Portfolio.

The accompanying notes are an integral part of these financial statements

62

E* TRADE INTERNATIONAL INDEX FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.89		$9.84		$8.41		$6.21		$7.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.31		0.24	(2)	0.18	(2)	0.13	(2)	0.10
Net realized and unrealized gain (loss) on investments	2.47		1.06		1.43		2.20		(1.37)

TOTAL FROM NET INVESTMENT OPERATIONS	2.78		1.30		1.61		2.33		(1.27)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.30)		(0.25)		(0.18)		(0.13)		(0.11)
Distributions from net realized gains	(0.13)		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.43)		(0.25)		(0.18)		(0.13)		(0.11)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	0.01		—	(3)	—	(3)	—	(3)	—	(3)

NET ASSET VALUE, END OF PERIOD	$13.25		$10.89		$9.84		$8.41		$6.21

TOTAL RETURN (1)	25.91%		13.43%		19.38%		38.01%		(16.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s OMITTED)	$124,966		$55,167		$27,515		$11,443		$6,685
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.32	% (4)	0.65	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	2.56	% (5)	2.41	% (5)	2.07	% (5)	1.95	% (5)	1.59	% (5)
Portfolio turnover rate	54.64%		58.31%		41.97%		6.27	% (7)	19.92	% (8)

————————————————————————

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 1.37%, 1.85%, 2.87%, 3.02% and 2.59%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 1.28%, 0.64%, (0.48)%, (0.42)% and (0.35)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the International Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of the International Index Master Portfolio.

The accompanying notes are an integral part of these financial statements

63

E*TRADE TECHONLOGY INDEX FUND FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Year Ended December 31,

	2006		2005		2004		2003		2002

NET ASSET VALUE, BEGINNING OF PERIOD	$5.39		$5.31		$5.23		$3.41		$5.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	—	(3)	(0.01	) (2)	0.03	(2)	(0.02	) (2)	(0.03)
Net realized and unrealized gain (loss) on investments	0.41		0.09		0.08		1.84		(2.33)

TOTAL FROM NET INVESTMENT OPERATIONS	0.41		0.08		0.11		1.82		(2.36)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—		—		(0.03)		—		—
Distributions from net realized gains	—		—		—		—		—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		—		(0.03)		—		—

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—

NET ASSET VALUE, END OF PERIOD	$5.80		$5.39		$5.31		$5.23		$3.41

TOTAL RETURN (1)	7.61%		1.51%		2.15%		53.37%		(40.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s OMITTED)	$45,299		$47,752		$55,928		$52,087		$34,669
Ratio of expenses to average net assets	0.60	% (4)	0.60	% (4)	0.68	% (4)	0.85	% (4)	0.85	% (4)
Ratio of net investment income to average net assets	0.01	% (5)	(0.12	)% (5)	0.64	% (5)	(0.50	)% (5)	(0.61	)% (5)
Portfolio turnover rate	7.44%		3.55%		10.04%		11.22%		6.02%

——————————————————————————————

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 1.25%, 1.32%, 1.25%, 1.64% and 1.88%, respectively.

(5) The ratio of net investment gain (loss) to average net assets prior to waived fees and reimbursed expenses for the year ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were (0.64)%, (0.84)%, 0.07%, (1.28)% and (1.64)%, respectively.

The accompanying notes are an integral part of these financial statements

64

NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1. ORGANIZATION

E*TRADE Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2006, the Trust consisted of six operating series: the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE International Index Fund, the E*TRADE Technology Index Fund, the E*TRADE Kobren Growth Fund and the E*TRADE Delphi Value Fund. Information in these financial statements pertains to four series of the Trust: E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, and E*TRADE Technology Index Fund (each a “Fund”, together the “Funds”). Information with regard to the other two series can be found in separate financial statements at www.etradefunds.etrade.com.

The investment objectives of each Fund are as follows:

E*TRADE S&P 500 Index Fund – to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)(a). The Fund seeks to provide investment results that match the total return performance of publicly traded common stocks in the S&P 500 Index by investing substantially all its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.
(a) “Standard & Poor’s(TM)”, “S&P(TM),” “S&P 500(TM)” and “Standard and Poor’s 500(R)” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. (“ETAM”), the Fund’s investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

E*TRADE Russell 2000 Index Fund – to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index(b). The Fund seeks to match the total return performance of the small-capitalization sector of the U.S. Stock market by investing in the securities comprising the Russell 2000 Index.
(b) “Russell 2000 Index” and “Frank Russell Company” are service mark of the Frank Russell Company and have been licensed for use for certain purposes by ETAM, the Fund’s investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

E*TRADE International Index Fund – to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia (“MSCI EAFE Index”)(c). The Fund seeks to match the total return performance of the MSCI EAFE Index investing in a representative sample of common stocks of issuers that comprise the MSCI EAFE Index (including depositary receipts of such issuers) and other investments that replicate the performance of the MSCI EAFE Index.
(c) “Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)”EAFE Free Index(R)” and “EAFE(R)” are trademarks of Morgan Stanley Capital International Inc.(“MSCI”). MSCI does not sponsor the Fund nor is it affiliated in any way with E*TRADE FINANCIAL Corporation. The Fund is not sponsored, endorsed, sold or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The MSCI EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

E*TRADE Technology Index Fund – to provide investment results that match, before fees and expenses, the performance of the Goldman Sachs Technology (“GSTI™ Composite”) Index(d). The Fund seeks to match the total return performance of the GSTITM Composite Index by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTITM Composite Index.
(d)”GSTM(TM)” is a trademark of Goldman, Sachs & Co. and has been licensed for use by ETAM, the Fund’s investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. nor any of its affiliates and neither Goldman, Sachs & Co. or any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

65

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities primarily traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that the Funds could obtain if they were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Trust are maintained in U.S. dollars. The Funds may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

66

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Funds are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually; generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2006 and 2005 was as follows:

	Distributions paid in 2006		Distributions paid in 2005

	Ordinary Income *	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

E*TRADE S&P 500 Index Fund	$5,303,548	$0	$3,968,904	$0
E*TRADE Russell 2000 Index Fund	2,393,359	6,377,434	1,254,835	2,915,224
E*TRADE International Index Fund	2,833,108	528,882	1,062,772	0
E*TRADE Technology Index Fund	0	0	0	0

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income *	Unrealized Appreciation (Depreciation)	Undistributed Capital Gain	Total

E*TRADE S&P 500 Index Fund	$30,254	$56,880,969	$0	$56,911,223
E*TRADE Russell 2000 Index Fund	114,492	16,894,594	601,012	17,610,098
E*TRADE International Index Fund	1,239,520	21,753,198	43,638	23,036,356
E*TRADE Technology Index Fund	3,189	(3,631,084)	0	(3,627,895)

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

As of December 31, 2006, for federal Income tax purposes, the following Funds had capital loss carryforwards, which will expire in the following years:

E*TRADE S&P Index Fund	E*TRADE Technology Index Fund		Expiration Date

$—	$7,356,047		2008
—	4,029,927		2009
3,949,139	4,341,208		2010
920,923	9,887,414		2011
—	2,833,613		2012
—	11,845,903		2013
	8,196,886		2014

$4,870,062	$48,490,998	Total

67

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

The above-listed Funds will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. Approximately $7,356,047 of capital loss carryforward in the E*TRADE Technology Index Fund, which was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001, and which is available to offset future capital gains of the Fund, will expire in 2008. The losses absorbed by the E*TRADE Technology Index Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under Internal Revenue Service regulations.

For the year ended December 31, 2006, the E*TRADE Technology Index Fund has elected to defer capital losses of $1,175,330 attributable to post-October losses.

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost of investments for federal income tax purposes for each Fund is as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)	Cost

E*TRADE S&P 500 Index Fund	$66,369,987	$(9,489,037)	$56,880,950	$280,342,177
E*TRADE Russell 2000 Index Fund	22,855,871	(5,961,341)	16,894,530	108,329,151
E*TRADE International Index Fund	22,539,475	(787,012)	21,752,463	103,599,380
E*TRADE Technology Index Fund	2,815,726	(6,446,816)	(3,631,090)	49,051,759

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales for the E*TRADE S&P 500 Index and E*TRADE Russell Index Funds. The E*TRADE International Index Fund’s differences are attributable primarily to the treatment of passive foreign investment company shares and return of capital adjustments from real estate investment trusts. The difference between book basis and tax basis for the E*TRADE Technology Index Fund is attributable primarily to the tax deferral of losses on wash sales.

REDEMPTION FEES

Redemption of shares held in the Funds for less than 120 days is subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

Total redemption fee proceeds which are set forth in the Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005 for the Funds were as follows:

Fund	December 31, 2006	December 31, 2005

E*TRADE S&P 500 Index Fund	$85,302	$60,839
E*TRADE Russell 2000 Index Fund	48,944	34,619
E*TRADE International Index Fund	48,355	22,855
E*TRADE Technology Index Fund	10,903	13,542

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain/loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gain/loss on investment and Paid-in-Capital. For the year ended December 31, 2006, the adjustments to the Funds are as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid-in Capital, in Excess of Par

E*TRADE Russell 2000 Index Fund	$(87,434)	$87,434	$—
E*TRADE International Index Fund	(19,367)	19,367	—
E*TRADE Technology Index Fund	—	17,750,013	(17,750,013)

These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts for the E*TRADE Russell 2000 Index Fund, differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations for the E*TRADE International Index Fund and the differences between book and tax treatment of investments, net investment loss and the write-off of the section 382 capital loss carryforward limitation for the E*TRADE Technology Index Fund.

68

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of FIN 48 and SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (“ETAM”), a wholly owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”), serves as the investment adviser for the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Funds. For its service as investment adviser, ETAM is currently paid by the Funds an annual rate based on the Funds’ average daily net assets as follows:

Name of Fund	Annual rate

E*TRADE S&P 500 Index Fund	0.07%
E*TRADE Russell 2000 Index Fund	0.15%
E*TRADE International Index Fund	0.25%
E*TRADE Technology Index Fund	0.25%

World Asset Management, Inc. (“World Asset”) serves as the Funds’ investment sub-adviser. Until December 29, 2006, World Asset was known as World Asset Management and was a division of Munder Capital Management (“MCM”). MCM was a general partnership minority owned by MCM employees and majority owned by Comerica Bank until December 29, 2006. World Asset is a Delaware corporation incorporated on September 15, 2006 and is an indirect, wholly-owned subsidiary of Comerica Bank. For its services, ETAM paid World Asset and its predecessor entity the following sub-advisory fees out of ETAM’s investment advisory fees expressed as a percentage of each Fund’s average daily net assets:

Name of Fund	Sub-advisory Fee

E*TRADE S&P 500 Index Fund	0.03% up to $900 million 0.02% over $900 million
E*TRADE Russell 2000 Index Fund	0.07% up to $174 million 0.04% between $174 million and $200 million 0.02% over $200 million
E*TRADE International Index Fund	0.15% up to $60 million 0.12% between $60 million and $100 million 0.06% between $100 million and $200 million 0.03% over $200 million
E*TRADE Technology Index Fund	0.12% up to $130 million 0.06% between $130 million and $200 million 0.03% over $200 million
69

NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2006

ETAM also serves as the Funds’ administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Funds. For its services, ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the Funds’ average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter per Fund to offset shareholder servicing costs if an account balance in a Fund falls below $5,000 (for any reason, including a decline in the value of the Funds’ shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Funds’ Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Funds through means of the Automatic Investment Plan privilege.

Prior to November 17, 2006, ETAM and E*TRADE Securities LLC (“E*TRADE Securities”), the Trust’s principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, both provided shareholder servicing to the Funds under a Shareholder Servicing Agreement. For its services, ETAM received a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Funds’ average daily net assets. In addition, ETAM used the shareholder servicing fees it received under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services they provided to the Funds. Effective November 17, 2006, ETAM no longer receives compensation for these services. However, ETAM may use fees it receives from the Funds for servicing as the advisor and administrator of the Funds in order to compensate ETAM affiliates.

E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Funds. E*TRADE may receive compensation from ETAM that may be equal to the maximum shareholder servicing fee.

The amount “Due from E*TRADE Asset Management, Inc.” listed on the Funds’ Statements of Assets and Liabilities reflects contractual agreements between ETAM and the Fund (“Expense Limitation Agreement”) in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least a particular date. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit ETAM’s fees and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with U.S. GAAP the account maintenance fees payable to ETAM, and extraordinary fees and expenses not incurred in the ordinary course of Fund’s business) are limited to a certain percentage of the Fund’s average daily net assets.

The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM, provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated below. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the current percentage stated below and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Details for the Funds are as follows:

Name of Fund	Expense Limitation Agreement Effective Date	Expense Limitation Agreement Through At Least	Expense Cap Effective Date	Expense Cap	Amount Eligible for Reimbursement as of 12/31/2006

E*TRADE S&P 500 Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	$4,296,637
E*TRADE Russell 2000 Index Fund	04/01/2005	04/30/2008	04/01/2005	0.22%	1,710,877
E*TRADE International Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	2,288,452
E*TRADE Technology Index Fund	04/29/2004	04/30/2008	04/29/2004	0.60%	948,654

 As of October 1, 2006, each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustee”) receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the

70

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman and the chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity.

As of the close of business on November 17, 2006, the Kobren Growth Fund and Delphi Value Fund, each a series of the Kobren Insight Funds (the “Predecessor Funds”), were reorganized as new series of the E*TRADE Funds to be known as the E*TRADE Kobren Growth Fund and the E*TRADE Delphi Value Fund, respectively (the “Reorganization”). In order to further integrate the Predecessor Funds and the Trust, the Board and shareholders of the Trust approved prior to the Reorganization a realignment of the Board of Trustees of the Trust so that, among other things, (i) the number of Board members of the Trust was reduced from six to five, and (ii) a member of the Predecessor Funds’ Board was elected as an Independent Trustee of the Trust Board. In connection with realignment, the Board accepted the resignations of Ashley Rabun and Shelly Meyers as Independent Trustees and nominated the following Trustees, all elected by the Trust’s shareholders at a Special Meeting of Shareholders of the Trust held on August 25, 2006: Cheryl Burgermeister (Independent Trustee), Arthur Dubroff (Independent Trustee, formerly a Predecessor Funds’ Independent Trustee), Steven Grenadier (Independent Trustee), George Rebhan (Independent Trustee) and Dennis Webb (Interested Trustee).

Prior to October 1, 2006, each Independent Trustee received from the Trust an annual fee (payable in quarterly installments) of $18,000 plus an additional fee of: (i) $4,500 for each Board meeting attended, and (ii) $2,000 for each committee meeting attended. The Chairman received an additional $2,000 a year for the additional duties involved in that role. In addition, the Trust reimbursed each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. PORTFOLIO SECURITIES LOANED

The Funds may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic and non-U.S. securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Funds retain a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Funds charge the corresponding parties interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Funds did not participate in securities lending during the twelve months ended December 31, 2006.

6. FUTURES CONTRACTS

The Funds may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

71

NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2006 The following futures contracts were outstanding as of December 31, 2006:

Fund	Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)	U.S. Treasury Bill Pledge for Initial Margin Requirements

E*TRADE S&P 500 Index Fund	17	S&P 500 Futures	03/15/2007	$6,070,700	$(593)	$746,861
E*TRADE Russell 2000 Index Fund	10	Russell 2000	03/15/2007	3,974,500	(25,585)	248,953
E*TRADE International Index Fund	0	N/A	N/A	N/A	N/A	N/A
E*TRADE Technology Index Fund	5	NASDAQ 100 Futures	03/15/2007	887,500	(20,814)	219,080

7. REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Funds’ Schedule of Investments. The Funds’ investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Funds’ custodians have custody of, and hold in segregated accounts, securities acquired as collateral by the Funds under repurchase agreements. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Funds did not invest in any repurchase agreements during the twelve months ended December 31, 2006.

8. SHORT SALES OF SECURITIES

The Funds may enter into short sale transactions. A short sale is a transaction in which the Funds sell securities they do not own (but have borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Funds may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Funds for the short sale are retained by the broker until the Funds replace the borrowed securities. In borrowing the securities to be delivered to the buyer, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Funds did not enter into any short sale transactions during the twelve months ended December 31, 2006.

9. AFFILIATED ISSUERS

Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the 1940 Act) are as follows:

Name of Fund	Name of Issuer	#Shares Held at Start of Period	Gross Additions	Gross Reductions	# Shares Held at End of Period	Value at End of Period	Investment Income

E*TRADE S&P 500 Index Fund	Comerica, Inc.	3,765	408	—	4,173	$244,872	$9,221
	E*TRADE Financial Corp.	9,152	1,837	—	10,989	246,373	—

	Total Affiliated Issuers					$491,245	$9,221

As of December 31, 2006, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund did not invest in any affiliated securities.

72

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2006

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for the twelve months ended December 31, 2006 are as follows:

Name of Fund	Purchases	Sales

E*TRADE S&P 500 Index Fund	$47,180,045	$7,280,219
E*TRADE Russell 2000 Index Fund	53,618,500	25,164,205
E*TRADE International Index Fund	98,517,299	46,982,481
E*TRADE Technology Index Fund	3,333,081	7,611,498
73

REPORT OF INDEPENDENT PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
E*TRADE Funds and
Shareholders of:

E*TRADE S&P 500 Index Fund
E*TRADE Russell 2000 Index Fund
E*TRADE International Index Fund
E*TRADE Technology Index Fund

We have audited the accompanying statements of assets and liabilities of the E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund, each a series of E*TRADE Funds (the “Trust”), including the schedules of investments, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2004 have been audited by other auditors, whose reports dated February 25, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the E*TRADE Funds, as of December 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                                                                TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 12, 2007

74

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006

Fees and Expenses / Shareholder Fee Example

As a shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund does not assess sales loads or 12b-1 fees.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses
The first line of the Example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 07/01/06 to 12/31/06” to estimate the expenses you paid on your account during this period. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly Account Maintenance Fee (“AMF”) is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Shares — Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical Example for Comparison Purposes
The second line of the Example provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. This expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders. A 1% redemption fee is charged to shareholders who redeem shares held for less than four months. The 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table. A quarterly AMF is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter. The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table. The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.” Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

75

ADDITIONAL INFORMATION (Unaudited) (Continued) December 31, 2006

	Beginning Account Value 07/01/06	Ending Account Value 12/31/06	Expenses Paid During the Six-Month Period *	Annualized Expense Ratio Based on Six-Month Period

E*TRADE S&P 500 Index Fund
Actual	$1,000.00	$1,127.10	$0.48	0.09%
Hypothetical **	$1,000.00	$1,024.75	$0.46	0.09%

E*TRADE Russell 2000 Index Fund
Actual	$1,000.00	$1,092.00	$1.16	0.22%
Hypothetical **	$1,000.00	$1,024.10	$1.12	0.22%

E*TRADE International Index Fund
Actual	$1,000.00	$1,145.40	$0.49	0.09%
Hypothetical **	$1,000.00	$1,024.75	$0.46	0.09%

E*TRADE Technology Index Fund
Actual	$1,000.00	$1,139.50	$3.24	0.60%
Hypothetical **	$1,000.00	$1,022.18	$3.06	0.60%

* Expenses are equal to the Fund’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (to reflect the one-half year period).

** Hypothetical based on 5% return before expenses.

TAX INFORMATION

During the year ended December 31, 2006, the E*TRADE Russell 2000 Index Fund and the E*TRADE International Index Fund declared long-term capital gains of $6,377,434 and $532,481, respectively.

The following are the percentage of the income dividends qualifying for the dividends received deduction available to corporations:

Name of Fund	Percentage

E*TRADE S&P 500 Index Fund	99.58%
E*TRADE Russell 2000 Index Fund	37.57%
E*TRADE International Index Fund	11.74%

For the fiscal year ended December 31, 2006 certain distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions made by the following Funds, the corresponding percentages represent the amount of each distribution which may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

Name of Fund	Percentage

E*TRADE S&P 500 Index Fund	100.00%
E*TRADE Russell 2000 Index Fund	43.03%
E*TRADE International Index Fund	80.93%

TRUSTEES’ APPROVAL/RENEWEL OF INVESTMENT ADVISORY CONTRACTS

During the 2006 fiscal year the Board unanimously: (a) renewed the Investment Advisory Agreement between the Trust and E*TRADE Asset Management, Inc. (“ETAM” or “Investment Adviser”) on behalf of E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund and E*TRADE International Index Fund (each, a “Fund”, collectively, the “Funds”); (b) renewed the Investment Sub-Advisory Agreement between the Trust, ETAM, and Munder Capital Management on behalf of World Asset Management (“Old WAM”) for the Funds; and (c) approved a new but substantially identical Investment Sub-Advisory Agreement for the Funds among the Trust, ETAM and World Asset Management, Inc., a newly formed entity into which Old WAM was reorganized (“World Asset”)(Please note that Old WAM and World Asset are referred to herein as “WAM” or the “sub-adviser”).

76

ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2006

At the Board meetings addressing the above approvals, the Board, including the Independent Trustees of the Board reviewed various matters including: (1) the nature, scope and quality of services provided or proposed to be provided to the Funds by the respective investment adviser or sub-adviser; (2) the fees paid by each Fund to ETAM (and by ETAM to the sub-adviser) and the contractual limitations on each Fund’s expenses provided by ETAM; (3) the cost of the services and the profits that may be realized by ETAM, the sub-advisers and their respective affiliates from their relationship to the Funds; (4) comparative performance information for each of the Funds; (5) the extent to which economies of scale are realized or will be realized for the benefit of shareholders of the Funds as the Funds grow; and (6) any benefits derived or expected to be derived by ETAM (and its affiliates) and the sub-adviser from their relationship to the Funds. All factors were applied to each of the Funds. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information. The Board considered the factors described above, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the various agreements.

Nature, Extent and Quality of Services.
Investment Adviser:   The Board members discussed the nature, extent and quality of the investment advisory services provided by ETAM to the Funds. The Board discussed ETAM’s role in evaluating and supervising the investment advisory activities of the sub-adviser for the Funds; including monitoring the tracking error of each Fund (as compared to its relevant index), assessing the stock selection techniques used by the sub-adviser in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of the sub-adviser. Based on this review, the Board determined that ETAM had provided satisfactory advisory services to the Funds.

Sub-Adviser:  With regard to the renewal of the investment sub-advisory agreement among the Funds, ETAM and Old WAM, the Board members also discussed the nature, extent and quality of the advisory services provided by the sub-adviser, including the investment process and techniques used by the sub-adviser in managing each Fund’s assets in accordance with its respective investment objectives, investment policies and restrictions and the qualifications of the sub-adviser’s investment personnel dedicated to providing advisory services to the Funds. Based on this review, the Board determined that the sub-adviser would continue to provide satisfactory advisory services to the Funds.

In considering the new Investment Sub-Advisory Agreement among the Funds, ETAM and World Asset following the reorganization of Old WAM into World Asset (following the management buyout of Munder Capital Management which closed on December 29, 2006), the Board considered the services provided by ETAM with regard to the sub-adviser, and that its services would not change following the closing of the WAM reorganization transaction. The Board also noted that WAM would continue to use the same investment process and techniques used by it prior to the reorganization into World Asset and that WAM’s investment personnel dedicated to providing advisory services to the Funds would remain substantially the same. The Board noted that it had been advised that there would be no change in control of WAM for purposes of the 1940 Act as a result of its reorganization and restructuring of Old WAM into World Asset (since WAM continued to be a wholly-owned subsidiary of Comerica Bank). In evaluating the new Investment Sub-Advisory Agreement, the Board was also advised that World Asset intented to establish compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act (and Rule 206(4)-7 under the Investment Advisers Act of 1940) that would be substantially similar to the compliance policies and procedures used by Old WAM. Based on the above analysis and the fact that World Asset’s services would be identical to those provided by Old WAM, the Board felt that World Asset would provide satisfactory advisory services to the Funds.

Fees and Expenses.  The Board members considered comparative expense data provided by ETAM which supported the fact that the Funds have continued to operate as the lowest cost index funds in the industry. The Board members agreed that this was a significant benefit to the shareholders of the Funds. Moreover, the Board noted that the Funds were subject to an Expense Limitation Agreement between ETAM and the Funds. Under the Expense Limitation Agreement ETAM agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the account maintenance fees payable to ETAM, and extraordinary fees and expenses not incurred in the ordinary course of a Fund’s business) are limited to the following percentages of each Fund’s average daily net assets:

Fund	Expense Limitations

S&P 500 Index Fund	0.09%
Russell 2000 Index Fund	0.22%
International Index Fund	0.09%
Technology Index Fund	0.60%
77

ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2006

Costs and Profitability.  The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship to the Funds. The Board noted that one significant factor in reviewing and approving the Advisory Agreement with ETAM was the fact that the expense ratios of the Funds are the lowest among their peers based on the willingness of ETAM and its affiliates to contractually waive their fees and to assume and/or reimburse fees and expenses in order to maintain such low expense ratios. The Board observed that ETAM and its affiliates anticipate realizing some profitability from the Funds once total assets in all series of the Trust reach at least $2 billion.

Comparative Performance.  The Board reviewed the investment performance of each Fund. The Board noted that each Fund’s investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses relating to operating a registered investment company. Therefore, the Board focused on the performance of each of the Funds as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange traded funds). The Board reviewed with ETAM and the sub-adviser the tracking of each Fund’s performance over the past year against its respective benchmark and the methods that had been employed by the sub-adviser to mitigate the deviation of each Index Fund’s performance from that of its relevant benchmark. The Board also recognized and considered this information in its approval of the then-current Investment Sub-Advisory Agreement with World Asset.

Economies of Scale.  The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board discussed the fact that as the Funds are currently the lowest cost index funds and intend to continue this strategy, regardless of the level of Fund assets. Therefore, the Board observed that shareholders of the Funds are already benefiting from low expenses. Consequently, this factor was viewed favorably by the Board. In addition, the Board noted that the Funds may benefit from economies of scale in the form of price concessions or discounts offered by service providers to the Funds as part of a larger mutual fund family.

Other Benefits to the Adviser and Sub-Advisers.  The Board discussed the benefits that are or may be derived by ETAM, its affiliates, WAM and its affiliates from their relationships with the Funds. The Board noted that ETAM and its affiliates may offer other investment products to investors in the Funds and may benefit from the sale of such products to shareholders of the Funds. The relationship between the Funds and ETAM (and its affiliates), or between the Funds and the sub-advisers, may provide indirect benefits, such as helping ETAM and the sub-advisers attract additional advisory clients. In addition, the relationships may help E*TRADE FINANCIAL provide an attractive selection of asset classes to its customers.

SHAREHOLDER MEETING RESULTS

On August 25, 2006, the Trust held a Special Meeting of Shareholders (the “Meeting”) for the election of Directors of the Funds (“Proposal 1”). The results of the proposal are as follows:

Proposal 1: Election of Directors.

	E*TRADE S&P 500 Index Fund			E*TRADE Russell 2000 Index Fund
Name	For	Withhold	Abstain	For	Withhold	Abstain

Cheryl Burgermeister	27,754,035	461,701	0	7,763,666	172,039	0
Arthur Dubroff	27,758,690	457,046	0	7,763,666	172,039	0
Steven Grenadier	27,766,284	449,452	0	7,755,928	179,777	0
George Rebhan	27,766,284	449,452	0	7,759,140	176,565	0
Dennis Webb	27,773,323	442,413	0	7,775,780	159,925	0

	E*TRADE International Index Fund			E*TRADE Technology Index Fund
Name	For	Withhold	Abstain	For	Withhold	Abstain

Cheryl Burgermeister	7,120,069	214,577	0	7,701,845	638,779	0
Arthur Dubroff	7,096,597	238,049	0	7,715,656	624,967	0
Steven Grenadier	7,120,069	214,577	0	7,725,665	614,958	0
George Rebhan	7,120,069	214,577	0	7,724,496	616,127	0
Dennis Webb	7,120,069	214,577	0	7,725,665	614,958	0
78

ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2006

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Funds’ investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Funds’ day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below. The Trust consists of six active series.

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

INDEPENDENT TRUSTEES

Cheryl A. Burgermeister Age: 55 Trustee	Since February 2004	Ms. Burgemeister Is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust

Arthur Dubroff Age: 56 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to present. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voiceover Internet Protocol telephony services, from November 2002 to May 2006.	6	Virtual Communities, Inc. and Kobren Insight Funds

Steven Grenadier Age: 42 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	None

George J. Rebhan Age: 72 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust

INTERESTED TRUSTEE [2]

Dennis Webb Age: 41 Trustee	Since March 2006	Mr. Webb is President of E*TRADE Capital Markets. Prior to that, Mr. Webb was the Chief Executive Officer of E*TRADE Global Asset Management (ETGAM). Mr. Webb has also been Chairman of E*TRADE Bank’s Asset and Liability Committee and was responsible for the Bank’s $15 billion derivative portfolio until he joined ETGAM in June 2001.	6	None

OFFICER(S) WHO ARE NOT TRUSTEES

Elizabeth Gottfried Age: 46 President	Since March 2006	Ms. Gottfried is Vice President of ETAM. She is also a Business Manager of E*TRADE Global Asset Management, Inc. Ms. Gottfried joined E*TRADE in September 2000. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.	N/A	N/A

Eric Godes Age: 45 Vice President	Since September 2006	Mr. Godes is Managing Director of Kobren Insight Management, Inc., a wholly-owned subsidiary of E*TRADE Financial Corporation and a registered representative of E*TRADE Securities, LLC. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.	N/A	N/A

Dilia M. Caballero Age: 35 Secretary and Chief Legal Officer	Since November 2006	Ms. Caballero joined E*TRADE in October 2006 as an Assistant General Counsel of E*TRADE Brokerage Holdings, Inc. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.	N/A	N/A
79

ADDITIONAL INFORMATION (Unaudited) (Continued) December 31, 2006

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Matthew Audette Age: 32 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and ETGAM. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 2001.	N/A	N/A

Tim Williams Age: 57 Chief Compliance Officer	Since February 2005	Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.	N/A	N/A

[1] Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

[2] “Interested person” of the Trust as defined in the 1940 Act.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Funds’ Form N-Q on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

80

E * TRADE Delphi Value Fund
ANNUAL REPORT	DECEMBER 31, 2006

MESSAGE TO SHAREHOLDERS

SCOTT M. BLACK
       We are pleased to report that, for the seventh consecutive year, the Delphi Value Fund retail class outperformed the S&P 500 with a 17.65% gain (17.94% gain for the institutional class) versus 15.79% gain for the S&P 500. Concurrently, the Russell Mid Cap Value index, the Fund’s benchmark, returned a 20.22% gain. From a historical standpoint the first seven years of this millennium rank as the worst period for U.S. equities, as a whole, since the demise of the “nifty fifty” in the 1970’s with the S&P 500 appreciating only 8.15% with dividends reinvested. Fortuitously, your Fund more than doubled with an advance of 104.56% (108.59% for the institutional class), demonstrating that value investing is a powerful antidote to an overall sluggish stock market. A confluence of three key factors help explain the poor performance of common stocks since 2000: (i) We entered the new century with lofty price/earning valuations and a concomitant internet bubble; (ii) The terrorist attacks of September 11, 2001 caused major political and economic disruptions; (iii) Many of our country’s macroeconomic and monetary policies were misguided fostering a weak U.S. dollar, massive trade deficits, and a housing mania.

       We opine that, as Ben Bernanke wrings out the speculative excesses in the U.S. economy, U.S. equities are poised for an uptick in 2007. With the year end S&P 500 at 1418.30, or 16.3 times forecast 2007 earnings, the general market index (in terms of the S&P 500) is fairly valued. Delphi’s internal dividend discount model calculates that U.S. stocks are approximately 8% undervalued. While many economic pundits predict a recession in 2007, we differ from their outlook. Admittedly, the decline in homebuilding activity and housing valuations knocked 1.2 points off real GDP growth in the latest quarter, but mortgage delinquencies are still a manageable 2.5% of total.

       Nonetheless, we find that the U.S. economy is more resilient than most people think. Corporate profits, already at an all time high, should climb another 7% this year. We foresee that core consumer price inflation should drop below Mr. Bernanke’s 2% threshold in the first half of 2007 and that, subsequently, the Fed should lower its funds rate to help reflate the U.S. economy. Real GDP should register 2.5% growth in 2007 with modest inflation. Importantly, nominal wages should grow 3 1/2 - 4% fueling consumption, the linchpin of our economic growth. Another key factor buoying stocks is the dramatic upsurge in both mergers and acquisitions and private equity transactions. Last year witnessed a record $3.79 trillion in worldwide takeovers thereby shrinking the supply of publicly traded equities. Additionally, private equity firms binged on $660 billion worth of deals. Flush with newly raised monies, the private equity banquet should continue in 2007.

       An analysis of the Fund’s individual holdings clearly indicates that the financial services sector afforded the best gains during the second half of 2006. Northstar Realty, a structured financing REIT (+38.0%), Goldman Sachs (+32.5%), Morgan Stanley (+28.8%), IPC Holdings, a Bermuda reinsurer (+27.5%), and iStar Financial, another structured financing REIT (+26.7%) posted superlative returns. Two unrelated issues, Abercrombie & Fitch (+34.5%) and NovaGold (+33.9%), a North American mining concern, also registered meaningful appreciation. Conversely, two portfolio companies, Arkansas Best, a nationwide trucker (-28.3%), and Lamson & Sessions, a thermoplastics manufacturer (-14.4%), realized the largest period declines. For Arkansas Best pricing remained firm, but volumes declined. Lamson & Sessions celebrated record earnings but cited weaker PVC pipe demand.

       While market strategists debate the relative merits of “large cap” versus “small cap” for the upcoming year, we remain agnostic. Upon entering 2007, the multiples for the S&P 500, the Russell 2000 Value, and the Russell 2500 Value indices were essentially homogeneous at 16 times forecast earnings. It should be highlighted that, on a price to book value basis, the small and mid-cap indexes were one full multiple below that of the S&P 500. Our conclusion is that individual stock selection is more salient than adopting a common theme.

       Reviewing portfolio activity in the latest period, we find that the additions were quite eclectic. Large capitalization “fallen angels” like Abercrombie & Fitch, Applied Materials, and Nokia were purchased near their respective low prices for the year with the prospect that their earnings would improve in 2007. Obscure companies like Altra Holdings, Ares Capital, and Viropharma were acquired at relatively low multiples of expected earnings. In total, 13 new positions were bought with an aggregate unrealized gain of $1.8 million at year end. Amongst the second half divestitures were three takeovers; namely, Inco, Northfork Bancorp, and Ryan’s Restaurant Group. Four outstanding companies – American Eagle Outfitters, Boston Properties, Denbury Resources, and McGraw Hill – were eliminated with significant gains because of full valuations.

       While investors remain conflicted over the strength of the U.S economy and the direction of interest rates, at Delphi we remain confident that 2007 should prove favorable for equities.

We thank you for your continued support. Very truly yours,

Scott M. Black

F U N D O V E R V I E W

December 31, 2006

Value of $10,000 invested 12/23/98

Total Return
	12 Months Ended 12/31/06	5 Year Annualized Return	Annualized Since Inception (12/23/98)

Retail Class	+17.65%	+11.08%	+10.80%
Institutional Class	+17.94%	+11.41%	+11.11%
Russell Midcap Value	+20.22%	+15.88%	+12.39%

Net Asset Value - 12/31/06
Retail Class:	$18.46	Institutional Class:	$18.80

Total Net Assets
$141,219,072

Top Ten Equity Holdings*
Security	Sector	ALLOC (%)

Berkshire Hathaway, Inc., Class B	Conglomerates	3.05%
Goldman Sachs Group, Inc. (The)	Financial Services	2.17%
Lehman Brothers Holdings, Inc.	Financial Services	2.04%
Bear Stearns Cos., Inc. (The)	Financial Services	1.97%
Toyota Motor Corp., SP ADR	Consumer Related	1.85%
Morgan Stanley	Financial Services	1.66%
Avnet, Inc.	Aerospace/Technology	1.64%
XTO Energy, Inc.	Energy	1.62%
Wells Fargo & Co.	Banking	1.61%
Norsk Hydro ASA SP ADR	Conglomerates	1.61%
*As a percent of total net assets.
Sectors

Asset Allocation

E*TRADE Asset Management, Inc. is the Fund’s adviser, Delphi Management, Inc. is the sub-adviser and E*TRADE Securities LLC, is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures include reinvestment of all distributions. Investment returns and principal values fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and percentages of the Fund may change at any time. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com.

2 E*TRADE Delphi Value Fund — 2006 Annual Report

E*TRADE Delphi Value Fund SCHEDULE OF INVESTMENTS December 31, 2006

	SHARES	VALUE (Note 2)

COMMON STOCKS – 95.6%

ADVERTISING – 1.2%

Publicis Groupe ADR	40,500	$1,710,315

AEROSPACE/TECHNOLOGY – 10.4%

Applied Materials, Inc.	103,900	1,916,955
Arrow Electronics, Inc. (1)	66,700	2,104,385
ASE Test, Ltd., (1)	139,517	1,407,726
Avnet, Inc. (1)	90,900	2,320,677
MEMC Electronic Materials, Inc. (1)	17,000	665,380
Micron Technology, Inc. (1)	129,475	1,807,471
Seagate Technology	84,000	2,226,000
Western Digital Corp. (1)	108,000	2,209,680

		14,658,274

BANKING – 6.6%

Citigroup, Inc.	39,300	2,189,010
Colonial BancGroup, Inc.	67,200	1,729,728
Southwest Bancorp, Inc.	53,200	1,482,152
TD Banknorth, Inc.	50,000	1,614,000
Wells Fargo & Co.	64,030	2,276,907

		9,291,797

BASIC MATERIALS – 6.4%

Commercial Metals Co.	64,300	1,658,940
Cytec Industries, Inc.	30,050	1,698,125
Dow Chemical Co.	38,700	1,545,678
Gerdau Ameristeel Corp.	143,000	1,275,560
NovaGold Resources Inc. (1)	88,500	1,518,660
Westlake Chemical Corp.	42,500	1,333,650

		9,030,613

CONGLOMERATES – 4.6%

Berkshire Hathaway, Inc., Class B (1)	1,174	4,303,884
Norsk Hydro ASA ADR	74,000	2,269,580

		6,573,464

CONSTRUCTION & REAL ESTATE – 4.9%

D.R. Horton, Inc.	54,069	1,432,288
General Growth Properties, Inc., REIT	20,100	1,049,823
Lennar Corp., Class A	31,080	1,630,457
Toll Brothers, Inc. (1)	40,100	1,292,423
U-Store-It Trust REIT	73,400	1,508,370

		6,913,361

CONSUMER RELATED – 7.4%

Ashford Hospitality Trust, Inc. REIT	117,000	1,456,650
DiamondRock Hospitality Co., REIT	83,300	1,500,233
Nokia Oyj ADR	58,300	1,184,656
Sunstone Hotel Investors, Inc. REIT	60,000	1,603,800
Toyota Motor Corp., ADR	19,500	2,619,045
Walt Disney Co. (The)	60,000	2,056,200

		10,420,584

ENERGY – 8.5%

Apache Corp.	25,650	1,705,982
Diamond Offshore Drilling, Inc.	17,400	1,390,956
Marathon Oil Corp.	11,500	1,063,750
Nexen, Inc.	31,220	1,717,100
Talisman Energy, Inc.	104,100	1,768,659
Whiting Petroleum Corp. (1)	45,400	2,115,640
XTO Energy, Inc.	48,488	2,281,360

		12,043,447

FINANCIAL SERVICES – 14.1%

American Express Co.	31,000	1,880,770
Ares Capital Corp.	77,500	1,481,025
Bear Stearns Cos., Inc. (The)	17,084	2,780,933
Goldman Sachs Group, Inc. (The)	15,375	3,065,006
H&R Block, Inc.	61,800	1,423,872
iStar Financial, Inc. REIT	38,500	1,841,070
Lehman Brothers Holdings, Inc.	36,900	2,882,628
Morgan Stanley	28,855	2,349,663

	SHARES	VALUE (Note 2)

NorthStar Realty Finance Corp. REIT	134,000	$2,220,380

		19,925,347

FOOD & BEVERAGE – 1.1%

Pepsi Bottling Group, Inc.	52,000	1,607,320

INSURANCE – 7.6%

Aspen Insurance Holdings, Ltd.	60,200	1,586,872
IPC Holdings, Ltd.	39,000	1,226,550
PMI Group, Inc.	38,450	1,813,686
Radian Group, Inc.	29,500	1,590,345
RenaissanceRe Holdings, Ltd.	31,200	1,872,000
SAFECO Corp.	19,130	1,196,582
XL Capital, Ltd., Class A	19,600	1,411,592

		10,697,627

MANUFACTURING – 5.8%

Altra Holdings, Inc. (1)	106,000	1,489,300
BorgWarner, Inc.	17,000	1,003,340
Ingersoll-Rand Co., Ltd., Class A	47,700	1,866,501
Lamson & Sessions Co. (1)	49,475	1,200,264
Masco Corp.	47,225	1,410,611
Timken Co.	40,000	1,167,200

		8,137,216

PHARMACEUTICALS – 1.1%

ViroPharma, Inc. (1)	104,430	1,528,855

PUBLISHING & BROADCASTING – 7.0%

Comcast Corp., Class A (1)	49,900	2,089,812
Lee Enterprises, Inc.	40,400	1,254,824
Liberty Media Corp., Class A (1)	17,164	1,681,729
McClatchy Co., Class A	25,100	1,086,830
News Corp., Class B	88,800	1,976,688
Washington Post Co., Class B	2,500	1,864,000

		9,953,883

RETAIL – 3.5%

Abercrombie & Fitch Co., Class A	23,100	1,608,453
Ethan Allen Interiors, Inc.	45,500	1,643,005
Federated Department Stores, Inc.	46,000	1,753,980

		5,005,438

TEXTILES & APPAREL – 1.3%

Liz Claiborne, Inc.	41,000	1,781,860

TRANSPORTATION – 4.1%

Arkansas Best Corp.	39,943	1,437,948
OMI Corp.	70,800	1,498,836
Teekay Shipping Corp.	31,430	1,370,977
YRC Worldwide, Inc. (1)	38,000	1,433,740

		5,741,501

TOTAL COMMON STOCKS
(Cost $87,552,244)		135,020,902

MUTUAL FUNDS – 4.3%

Blackrock Liquidity Funds Tempcash Portfolio	6,089,789	6,089,789

TOTAL MUTUAL FUNDS
(Cost $6,089,789)		6,089,789

TOTAL INVESTMENTS - 99.9%
(Cost $93,642,033)		141,110,691

OTHER ASSETS LESS LIABILITIES - 0.1%		108,381

TOTAL NET ASSETS - 100.0%		$141,219,072

———————————————————————
(1)	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2006 Annual Report 3

E*TRADE Delphi Value Fund STATEMENT OF ASSETS AND LIABILITIES December 31, 2006

ASSETS
Investments in securities at market value, (Cost $93,642,033) (Note 2)	$141,110,691
Receivable for fund shares purchased	66,411
Dividends and interest receivable	181,636
Prepaid expenses and other assets	24,753

TOTAL ASSETS	141,383,491
LIABILITIES
Payable for fund shares redeemed	3,636
Accrued administration fee (Note 3)	25,397
Accrued advisory fee (Note 3)	102,540
Accrued distribution fees (Note 3)	11,589
Trustee fees (Note 3)	6,024
Accrued other expenses	15,233

TOTAL LIABILITIES	164,419

TOTAL NET ASSETS	$141,219,072

NET ASSETS CONSIST OF
Shares of beneficial interest, at par	$7,568
Paid-in capital, in excess of par	91,064,675
Accumulated net realized gain (loss) on investments	2,678,171
Net unrealized appreciation (depreciation) of investments	47,468,658

TOTAL NET ASSETS	$141,219,072

RETAIL CLASS SHARES
NET ASSETS	$57,270,889

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	3,102,894

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$18.46

INSTITUTIONAL CLASS SHARES
NET ASSETS	$83,948,183

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	4,465,516

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$18.80

STATEMENT OF OPERATIONS For the Year Ended December 31, 2006

NET INVESTMENT INCOME:
Dividends (net of withholding tax of $21,568)	$2,354,397

TOTAL INVESTMENT INCOME	2,354,397

EXPENSES (NOTES 3 and 4):
Advisory fees	1,314,501
Administration fees	116,843
Sub-administration fees	12,090
Distribution expenses (Retail Class)	147,917
Transfer and dividend disbursing agent	69,128
Network fee (Retail Class)	25,060
Legal services	46,208
Custodian fees	27,026
Trustee fees	25,178
Registration fees	18,226
Audit and tax services	22,925
Insurance	10,488
Printing	9,981
Other expenses	3,298

NET EXPENSES	1,848,869

NET INVESTMENT INCOME	505,528

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain(loss) on Sale of investments	14,511,924
Net change in unrealized appreciation(depreciation) of Investments	6,950,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	21,461,929

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,967,457

The accompanying notes are an integral part of these Financial Statements.

4 E*TRADE Delphi Value Fund — 2006 Annual Report

E*TRADE Delphi Value Fund STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2006	Year Ended December 31, 2005(2)

NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$505,528	$324,090
Net realized gain (loss) on sale of investments	14,511,924	7,173,092
Net change in unrealized appreciation (depreciation) on investments	6,950,005	589,180

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,967,457	8,086,362

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Retail Shares:
Net investment income	(120,907)	(113,094)
Net realized gain on investments	(5,373,410)	(3,698,826)

Total distributions	(5,494,317)	(3,811,920)
Institutional Shares:
Net investment income	(393,229)	(266,899)
Net realized gain on investments	(7,745,743)	(3,260,607)

Total distributions	(8,138,972)	(3,527,506)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(13,633,289)	(7,339,426)

NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	8,365,080	2,936,190

NET INCREASE (DECREASE) IN NET ASSETS	16,699,248	3,683,126

NET ASSETS:
BEGINNING OF PERIOD	124,519,824	120,836,698

END OF PERIOD (1)	$141,219,072	$124,519,824

(1)	Undistributed net investment income was $0 for the years ended December 31, 2006 and December 31, 2005.

(2)	Predecessor Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2006 Annual Report 5

E*TRADE Delphi Value Fund FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout each Period

RETAIL CLASS SHARES

	Year Ended December 31, 2006	Year Ended December 31, 2005(2)	Year Ended December 31, 2004(2)	Year Ended December 31, 2003(2)	Year Ended December 31, 2002(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$17.32	$17.23	$15.79	$11.91	$13.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	0.02	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	3.02	1.12	2.04	3.91	(1.25)

TOTAL FROM INVESTMENT OPERATIONS	3.06	1.14	1.99	3.88	(1.27)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.04)	(0.03)	—	—	—
Distributions from realized gains	(1.88)	(1.02)	(0.55)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.92)	(1.05)	(0.55)	—	—

NET ASSET VALUE, END OF PERIOD	$18.46	$17.32	$17.23	$15.79	$11.91

TOTAL RETURN (1)	17.65%	6.66%	12.52%	32.58%	(9.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$57,271	$65,959	$65,446	$61,197	$43,808
Ratio of net investment income to average net assets	0.22%	0.13%	(0.28)%	(0.21)%	(0.13)%
Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed	1.54%	1.57%	1.58%	1.64%	1.63%
Ratio of operating expenses to average net assets after waivers and/or expense reimbursements	1.54%	1.57%	1.58%	1.64%	1.63%
Portfolio turnover rate	28%	22%	31%	22%	23%

INSTITUTIONAL CLASS SHARES

	Year Ended December 31, 2006	Year Ended December 31, 2005(2)	Year Ended December 31, 2004(2)	Year Ended December 31, 2003(2)	Year Ended December 31, 2002(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$17.61	$17.49	$15.98	$12.02	$13.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.07	—	0.01	0.02
Net realized and unrealized gain (loss) on investments	3.07	1.15	2.06	3.95	(1.26)

TOTAL FROM INVESTMENT OPERATIONS	3.17	1.22	2.06	3.96	(1.24)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.10)	(0.08)	—	—	—
Distributions from realized gains	(1.88)	(1.02)	(0.55)	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.98)	(1.10)	(0.55)	—	—

NET ASSET VALUE, END OF PERIOD	$18.80	$17.61	$17.49	$15.98	$12.02

TOTAL RETURN (1)	17.94%	6.97%	12.87%	32.95%	(9.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$83,948	$58,561	$55,390	$45,179	$33,596
Ratio of net investment income to average net assets	0.51%	0.42%	0.02%	0.08%	0.17%
Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed	1.25%	1.28%	1.28%	1.35%	1.33%
Ratio of operating expenses to average net assets after waivers and/or expense reimbursements	1.25%	1.28%	1.28%	1.35%	1.33%
Portfolio turnover rate	28%	22%	31%	22%	23%

(1)	Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)	Predecessor Fund.

The accompanying notes are an integral part of these Financial Statements.

6 E*TRADE Delphi Value Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS December 31, 2006

1. ORGANIZATION

The Kobren Insight Funds was organized on September 13, 1996, as a Massachusetts business trust. As of the close of business on November 17, 2006, the Delphi Value Fund, a series of the Kobren Insight Funds (the “Predecessor Fund”), was reorganized as the E*TRADE Delphi Value Fund (the “Fund”) (the “Reorganization”). In the Reorganization, the Predecessor Fund exchanged all of its assets for shares of the Fund. As a result of the Reorganization, the Fund became the legal and accounting successor of the Predecessor Fund. The Fund is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of December 31, 2006, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Delphi Value Fund. The Fund is authorized to issue two classes of shares – the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class.

The investment objective of the Fund is as follows: to achieve its investment objective of long-term growth of capital by investing primarily in equity securities of U.S. companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

E*TRADE Delphi Value Fund — 2006 Annual Report 7

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character and amount of distributions paid during 2006 (for the Fund) and 2005 (for the Predecessor Fund) were as follows:

Distributions Paid in 2006		Distributions Paid in 2005 (Predecessor Fund)

Ordinary Income*	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

$1,523,538	$12,109,751	$320,893	$7,018,533

As of December 31, 2006, the most recent year end, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income*	Undistributed Long-Term Gain	Unrealized Appreciation

$—	$223,151	$2,455,020	$47,468,658

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as regulated investment companies under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At December 31, 2006, the cost of investments for federal income tax purposes was $93,642,033. Net unrealized appreciation aggregated $47,468,658, of which $47,870,186 represented gross unrealized appreciation on securities and $401,528 represented gross unrealized depreciation on securities.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain/loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $8,608 and $(8,608) have been made at December 31, 2006 to undistributed net investment income and accumulated net realized gain/loss on investments, respectively. These adjustments were related to a redesignation of distributions.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit

8 E*TRADE Delphi Value Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (Continued)

that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of FIN 48 and SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the investment advisory agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ETAM also receives an administrative services fee of 0.15% of the Fund’s average daily net assets pursuant to its role as Administrator for the Trust. Prior to the Reorganization, which closed on November 17, 2006, the Fund (when it was the Predecessor Fund) paid Kobren Insight Management, Inc. (“KIM”), the Fund’s former investment adviser, a monthly advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. Also, prior to the Reorganization, PFPC Inc., a member of the PNC Financial Services Group, Inc., served as the administrator. For the period beginning on January 1, 2006 through November 16, 2006, KIM received $1,175,868 of advisory fees and for the period November 17, 2006 through December 31, 2006, ETAM received $138,633 of advisory fees, which are included in the advisory fees on the Statement of Operations. For the period beginning on January 1, 2006 through November 16, 2006, PFPC Inc. received $92,378 of administration fees and for the period November 17, 2006 through December 31, 2006, ETAM received $24,465 of administration fees, which are included in the administration fees on the Statement of Operations.

Delphi Management, Inc. (“Delphi”) serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays Delphi a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying Delphi’s sub-advisory fee. Delphi also served as the Predecessor Fund’s sub-adviser prior to the reorganization and was paid by KIM for its services.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses so that, on an annualized basis, the net annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) of the retail class and of the institutional class do not exceed 1.75% and 1.50%, respectively, of average daily net assets through at least April 30, 2008. Prior to the Reorganization, the Predecessor Fund had a voluntary expense limitation of 1.75% for the retail class and 1.50% for the institutional class, which could have been terminated at the discretion of KIM. For the year ended December 31, 2006, actual total fund operating expenses for both the retail class and the institutional class of the Predecessor Fund were below these limitations of 1.75% and 1.50%, respectively.

The Fund  may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement (other than as a result of the reduction described in the immediately preceding paragraph) provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to a Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Effective November 2, 2005, E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as principal

E*TRADE Delphi Value Fund — 2006 Annual Report 9

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (Continued)

underwriter of the Fund. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL. Prior to November 2, 2005, Kobren Insight Brokerage, Inc. (“KIB”) served as distributor of the Fund.

The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the retail class shares of the Fund (the “Distribution Plan”). Pursuant to the Distribution Plan, the Fund uses its assets to finance activities relating to the distribution of retail class shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board and include, among other things, compensation to, and expenses (including overhead and telephone expenses) of, account executives and other employees of the principal underwriter or of other broker-dealers who engage in or support the distribution of the Fund’s shares, printing and mailing of prospectuses and other reports for other than existing shareholders, advertising and allowances to other broker-dealers. The Fund compensates E*TRADE Securities, principal underwriter of the Fund, at a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets attributable to retail class shares regardless of E*TRADE Securities’ expenses. Prior to November 2, 2005, the Predecessor Fund had a similar plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its retail class shares with KIB.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her services as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, one Compensation and Nominating Committee Meeting, two Audit Committee meetings and two Corporate Governance and Compliance Oversight Committee meetings a year) and will be entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity.

In order to further integrate the two series of the Kobren Insight Funds and the Trust, the Board and shareholders of the Trust approved, prior to the Reorganization, a realignment of the Board of Trustees of the Trust so that (i) the number of Board members of the Trust was reduced from six to five, and (ii) a member of the Kobren Insight Funds’ Board was elected as an Independent Trustee of the Trust’s Board. In connection with the realignment, the Board accepted the resignations of Ashley Rabun and Shelly Meyers as Independent Trustees and nominated the following Trustees, all elected by the Trust’s shareholders at a Special Meeting of Shareholders of the Trust (“Shareholder Meeting”) held on August 25, 2006: Cheryl Burgermeister (Independent Trustee), Arthur Dubroff (Independent Trustee, formerly an Independent Trustee of the Kobren Insight Fund’s Board), Steven Grenadier (Independent Trustee), George Rebhan (Independent Trustee) and Dennis Webb (Interested Trustee). Since the Fund did not become a series of the E*TRADE Funds until November 20, 2006, after the Shareholder Meeting, the Fund’s shareholders did not vote on either the Reorganization or the realignment of the Trust’s Board of Trustees.

Prior to the Reorganization, no officer, director or employee of KIM, E*TRADE Financial, the Predecessor Fund’s Administrator, or any affiliate thereof, received any compensation from the Kobren Insight Funds for serving as a trustee or officer of the Kobren Insight Funds. Each trustee who was not an “affiliated person” received an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Kobren Insight Funds also reimbursed out-of-pocket expenses incurred by each trustee in attending such meetings.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the year ended December 31, 2006, were $35,007,928 and $38,227,385 of non-governmental issues, respectively.

6. SHARES OF BENEFICIAL INTEREST

As of December 31, 2006, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

10 E*TRADE Delphi Value Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS December 31, 2006 (Continued)

	Year Ended December 31, 2006		Year Ended December 31, 2005 (Predecessor Fund)

	Shares	Amount	Shares	Amount

Shares sold	352,113	$6,539,919	304,820	$5,325,980
Shares issued as reinvestment of distributions	261,063	4,829,658	200,700	3,490,184
Shares redeemed	(1,317,558)	(23,812,108)	(497,504)	(8,653,157)

Net increase (decrease)	(704,382)	$(12,442,531)	8,016	$163,007

Institutional Class:
Shares sold	1,151,424	$21,029,627	285,805	$5,084,300
Shares issued as reinvestment of distributions	421,582	7,942,604	178,630	3,158,174
Shares redeemed	(432,614)	(8,164,620)	(306,176)	(5,469,291)

Net increase	1,140,392	20,807,611	158,259	2,773,183

Total net increase (decrease) from Fund share transactions		$8,365,080		$2,936,190

At December 31, 2006, KIM, Delphi and their affiliates owned 696,499 Institutional Class shares of the Fund representing 15.6%, respectively, of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,845,284 shares of the Institutional Class representing 41.3% of the outstanding shares.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
E*TRADE Funds and
Shareholders of:
E*TRADE Delphi Value Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Delphi Value Fund (formerly “Kobren Delphi Value Fund”), a series of E*TRADE Funds (the “Trust”), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 11, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Delphi Value Fund, as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania February 12, 2007	TAIT, WELLER & BAKER LLP

E*TRADE Delphi Value Fund — 2006 Annual Report 11

ADDITIONAL INFORMATION (Unaudited) December 31, 2006

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund’s costs in two ways:

Actual Fund Return:  This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 07/01/06	Ending Account Value 12/31/06	Expense Ratio(1)	Expenses Paid During Period(2)

Actual Fund Return
Retail Class	$1,000	$1,103.20	1.53%	$8.11
Institutional Class	1,000	1,104.80	1.24%	6.58

Hypothetical 5% Return
Retail Class	$1,000	$1,017.49	1.53%	$7.78
Institutional Class	1,000	1,018.95	1.24%	6.31

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

TAX INFORMATION

During the year ended December 31, 2006, the Fund designates long-term capital gains of $13,270,763.

For the fiscal year ended December 31, 2006, 100.00% of the income dividends qualified for the dividends received deduction available to corporations.

12 E*TRADE Delphi Value Fund — 2006 Annual Report

ADDITIONAL INFORMATION (Unaudited) December 31, 2006 (Continued)

For the fiscal year ended December 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned, 100.00% of income may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

During the 2006 fiscal year the Board unanimously approved a new Investment Advisory Agreement between the Trust and ETAM for the E*TRADE Delphi Value Fund (“Fund”) and approved a new Investment Sub-Advisory Agreement among the Trust, ETAM and Delphi Management, Inc. (“Delphi”) to engage Delphi as sub-adviser to the Fund.

At the Board meetings addressing the above approvals, the Board, including the Independent Trustees of the Board, reviewed various matters including: (1) the nature, scope and quality of services to be provided to the Fund by ETAM and Delphi; (2) the fees to be paid by the Fund to ETAM (and by ETAM to Delphi) and the contractual limitations on the Fund’s expenses to be provided by ETAM; (3) the cost of the services and the profits that may be realized by ETAM, Delphi and their respective affiliates from their relationship to the Fund; (4) comparative performance information for the Fund prior to its reorganization into the Trust (i.e., the performance of the Delphi Value Fund as a series of the Kobren Insight Funds)(“Predecessor Fund”); (5) the extent to which economies of scale may be realized for the benefit of shareholders of the Fund as the Fund grows; and (6) any benefits expected to be derived by ETAM (and its affiliates) and Delphi from their relationships to the Fund. All factors were applied to the Fund. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information regarding the Fund including information regarding the Predecessor Fund. The Board considered the factors described above, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the two agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

Investment Adviser:  The Board members discussed the nature, extent and quality of the investment advisory services to be provided by ETAM to the Fund. In considering the new Investment Advisory Agreement between ETAM and the Trust for the Fund, the Board took into account the services currently provided by ETAM with regard to the other series of the Trust and was advised by ETAM that it would undertake similar responsibilities for the Fund. In this regard, the Board considered the extensive monitoring and oversight by ETAM of the investment activities of each of the sub-advisers to the Funds. Based on this review, the Board determined that ETAM would provide satisfactory advisory services to the Fund.

Sub-Adviser: With respect to Delphi and the new Investment Sub-Advisory Agreement among the Fund, ETAM and Delphi for the Fund, the Board members similarly discussed the nature, extent and quality of the advisory services that Delphi had provided to the Predecessor Fund, including the investment processes and techniques that Delphi had used when managing the Predecessor Fund’s assets on a daily basis. The Board noted that these services and the investment personnel providing them would not change for the Fund. Based on this review, the Board determined that Delphi would provide satisfactory sub-advisory services to the Fund.

Fees and Expenses. With respect to the Fund, the Board considered comparative expense data and took into account the fact that the fees and expenses of the Fund would be the same as those of the Predecessor Fund. Moreover, the Board noted that the Fund was subject to an Expense Limitation Agreement between the Trust and ETAM that set a maximum operating expense limit of 1.75% and 1.50% of average daily net assets for the retail class and institutional class, respectively, of Fund shares. Under the Agreement, ETAM agreed to waive or limit its fees and assume certain other expenses of the Fund so that the total annual operating expenses of the retail class and the institutional class of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) are limited to 1.75% and 1.50%, respectively, of such classes’ average daily net assets through at least April 30, 2008.

Costs and Profitability. The Board discussed the estimated cost of the services to be provided by ETAM (including the fees payable to Delphi by ETAM) and the profits that could be realized by ETAM and its affiliates from their relationship to the Fund. As noted above, the Board observed that ETAM had also agreed to contractually waive its fees and assume and/or reimburse fees and expenses for the Fund in order to maintain the Fund’s maximum operating expense limit of 1.75% and 1.50% of average daily net assets for the retail class and institutional class Fund shares respectively. The Board observed that ETAM and its affiliates anticipated realizing some profitability from the E*TRADE Funds as a whole once total assets in all the series of the E*TRADE Funds reached at least $2 billion.

E*TRADE Delphi Value Fund — 2006 Annual Report 13

ADDITIONAL INFORMATION (Unaudited) December 31, 2006 (Continued)

Comparative Performance. The Board considered the investment performance of the Predecessor Fund and reviewed the Predecessor Fund’s performance against its respective peers as well as based on a performance attribution analysis prepared by one of the Independent Trustees. The Board noted that the Predecessor Fund performed positively against its benchmark and peer group of funds during the periods measured.

Economies of Scale. The Board discussed the extent to which economies of scale will be realized for the benefit of shareholders of the Fund as the Fund grows. The Board discussed the possibility that the broader distribution of the Fund within the E*TRADE Funds family was intended to generate additional assets for the Fund. In addition, the Board noted that shareholders of the Fund may benefit from economies of scale in the form of concessions or fee discounts offered by service providers to the Fund as part of a larger mutual fund family.

Other Benefits to the Adviser and Sub-Adviser. The Board discussed the benefits that may be derived by ETAM and its affiliates and Delphi from their relationships with the Fund. The Board noted that ETAM and its affiliates may offer other investment products to investors in the Fund and may benefit form the sale of such products to the Fund’s shareholders. In addition, the Board noted that Delphi may benefit from the reorganization of the Predecessor Fund into a larger fund family with greater resources. The relationship between the Fund and ETAM (and its affiliates), or between the Fund and Delphi, may provide indirect benefits, such as helping ETAM and Delphi attract additional advisory clients. Furthermore, the relationships may help E*TRADE FINANCIAL provide an attractive selection of asset classes to its customers.

SHAREHOLDER VOTING

A Special Meeting of Shareholders of Kobren Insight Funds (Trust of the Predecessor Fund) was held on November 10, 2006 to obtain shareholder approval of an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization of the Predecessor Fund into the Fund. The proposal was approved by shareholders and the result of the vote is as follows:

Number of Shares

For	3,715,694
Against	123,065
Abstain	84,344

14 E*TRADE Delphi Value Fund — 2006 Annual Report

ADDITIONAL INFORMATION (Unaudited) December 31, 2006 (Continued)

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund’s day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below as of December 31, 2006. The Trust consists of six active series.

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

		DISINTERESTED TRUSTEES
Cheryl A. Burgermeister Age: 55 Trustee	Since February 2004	Ms. Burgermeister is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust

Arthur Dubroff Age: 56 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to present. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voiceover Internet Protocol telephony services, from November 2002 to May 2006.	6	Virtual Communications, Inc. and Kobren Insight Funds

Steven Grenadier Age: 42 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	None

George J. Rebhan Age: 72 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust

		INTERESTED TRUSTEES[2]

Dennis Webb Age: 41 Trustee	Since March 2006	Mr. Webb is President of E*TRADE Capital Markets. Prior to that, Mr. Webb was the Chief Executive Officer of E*TRADE Global Asset Management (ETGAM). Mr. Webb has also been Chairman of E*TRADE Bank’s Asset and Liability Committee and was responsible for the Bank’s $15 billion derivative portfolio until he joined ETGAM in June 2001.	6	None

		OFFICER(S) WHO ARE NOT TRUSTEES[2]

Elizabeth Gottfried Age: 46 President	Since March 2006	Ms. Gottfried is Vice President of ETAM. She is also a Business Manager of E*TRADE Global Asset Management, Inc. Ms. Gottfried joined E*TRADE in September 2000. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.	N/A	N/A

Eric Godes Age: 45 Vice President	Since September 2006	Mr. Godes is Managing Director of Kobren Insight Management, Inc., a wholly-owned subsidiary of E*TRADE Financial Corporation and a registered representative of E*TRADE Securities, LLC. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.	N/A	N/A

Dilia M. Caballero Age: 35 Secretary and Chief Legal Officer	Since November 2006	Ms. Caballero joined E*TRADE in October 2006 as an Assistant General Counsel of E*TRADE Brokerage Holdings, Inc. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.	N/A	N/A

E*TRADE Delphi Value Fund — 2006 Annual Report 15

ADDITIONAL INFORMATION (Unaudited) December 31, 2006 (Continued)

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICER(S) WHO ARE NOT TRUSTEES[2]
Matthew Audette Age: 32 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and ETGAM. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 2001.	N/A	N/A

Tim Williams Age: 57 Chief Compliance Officer	Since February 2005	Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.	N/A	N/A

[1]
Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

[2]	“Interested person” of the Trust as defined in the 1940 Act.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1
2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)
3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

16 E*TRADE Delphi Value Fund — 2006 Annual Report

E*TRADE Kobren Growth Fund

ANNUAL REPORT	DECEMBER 31, 2006

MESSAGE TO SHAREHOLDERS

While Things Look Good Now,
Don’t Lose Sight of the Risks

As we enter 2007, things seem to be unfolding just as the bulls have argued. The Fed’s rate hikes have slowed the economy to below-average growth (under 3%). This is necessary to ease inflationary pressures. Indeed, most inflation gauges have been coming down. At the same time, it looks like the economy will continue to grow modestly in 2007, without a recession. Importantly, with the Fed funds rate now at 5.25%, the Fed has room to ‘goose’ the economy (by cutting rates) — if needed.

Eric M. Kobren
Portfolio Manager

          The big worry for the economy — that a “bursting of the housing bubble” would result in a significant reduction in consumer spending — has, so far, not materialized. Today, while home prices are down in many of the former hot areas of the country and delinquencies are up, housing has not significantly impacted other areas of the economy.

          Investors should also be sanguine that corporate profits remain robust and that market valuations are reasonable. Even though corporate profits are not expected to grow as fast in 2007 as they did in 2006, I believe they should still grow. While stocks are not cheap, the market’s price/earnings ratio is in line with historical averages.

          In addition, most corporate balance sheets are in great shape. Businesses have used their earnings to pay off debt, buy back stock or make accretive acquisitions. Merger and acquisition (M&A) activity has also increased from another source, as low interest rates have led hedge funds and private equity firms on a spending spree. (While Fed funds may have increased from 1% to 5.25%, money for longer-term, riskier purposes is plentiful — and cheap.)

          Stock buybacks and M&A activity have reduced the supply of publicly traded stock. At the same time, more lenient 401(k) and 529 programs have increased the demand for stock by investors. Of course, reduced supply and higher demand usually leads to rising prices.

What Could Go Wrong

          How much better can it get, really? Stock market valuations may look okay based on last year’s earnings, but as earnings growth slows in 2007 and (if) interest rates rise, the market may not look so reasonably valued.

          Companies have been growing their earnings primarily through cost cutting — not by raising prices or selling more stuff. Yes, there may still be greater efficiencies that every company can squeeze out, but long-term growth in earnings cannot be achieved without growing the top line (i.e. sales).

          While the average company’s balance sheet looks fine, the M&A activity from hedge funds and private equity firms discussed earlier is placing too much debt on their acquired firms. Even a modest slowdown could spell big trouble for these highly-leveraged companies. And in the past, a high level of M&A activity has been followed by a weaker economy and a correction in stock prices.

          I am also concerned about the narrow interest rate and credit spreads. You can now borrow money for 30 years at about the same rate that someone is paying for a two-year loan. The same holds true on the credit side, as higher risk companies are able to borrow money at almost the same interest rate as those with the highest credit rating.

          There’s something wrong with this picture! This condition in the past has also presaged a decline in the economy and stock prices.

          On a macro level, the weak dollar may help moderate our trade imbalance, but it does not bode well for long-term growth. Our reliance on China to finance our debt (via Treasuries) also remains a great concern.

Still Neutral on Stocks

          Entering 2007, our market position is basically the same as it was for 2006. While many analysts are calling for another strong year for the U.S. stock market, we remain wary of the risks outlined above, so we will not overcommit to stocks, sticking close to our neutral weightings.

          Within stocks, we continue to favor large-cap stocks over small-cap stocks primarily for valuation reasons (large caps are historically cheap versus small caps). And within large caps, we are finding growth stocks somewhat more attractive. On the margin, we may reduce our international exposure over the course of the year, as its valuation advantage has narrowed considerably. ■

Sincerely,

Eric M. Kobren
Portfolio Manager

E*TRADE KOBREN GROWTH FUND (12/31/06)

Value of $10,000 invested 12/16/96

	12 Months	5 Year	10 Year
	Ended	Annualized	Annualized
Total Return (%)	12/31/06	Return	Return

E*TRADE Kobren Growth	+13.54%	+9.15%	+7.99%

S&P 500 Index	+15.78%	+6.18%	+8.42%

Asset Allocation*

Style Allocation*

E*TRADE Kobren Growth Fund (Ticker: KOGRX): With a strong fourth quarter, your fund finished the year with a double-digit return.

          Relative to their peers, most of the underlying funds performed well last year. A handful of funds finished in the top decile of their respective peer groups. Funds such as Longleaf Partners, Fidelity Capital Appreciation, and Julius Baer International Equity all performed well due to strong security selection.

          Two funds officially finished toward the bottom of their peer groups, but in each case, it is fair to say that peer categorization is not simple for these funds. PIMCO All Asset, which is used to diversify equity-dominated portfolios, did outperform major bond indices. Another fund, Third Avenue International Value, did not perform as strongly as many international equity funds. Nonetheless, this fund’s strong absolute value orientation and unique attributes does not make it a typical international fund. The fund still outperformed the U.S. stock market.

          Over the course of the year, we did make some modest changes to the portfolio. First, we slightly reduced international equity exposure. While international equities still deserve a role in diversified portfolios, relative valuations to the U.S. are not as attractive as they were in years past. Second, we replaced the exposure to commodity prices and replaced it with commodity stock prices. While this sounds like a subtle shift, it is an important one as resource-based companies are expected to remain quite profitable even if commodity prices slip. ■

Top Ten Holdings*

E*TRADE Kobren Growth	Style	Alloc (%)

Oakmark Select	Large Cap Blend	19.4
T. Rowe Price Blue Chip Growth	Large Cap Growth	14.3
Ameristock	Large Cap Value	8.2
Longleaf Partners Small Cap	Small Cap Value	7.9
Longleaf Partners	Large Cap Blend	6.3
BlackRock Liquid Cash	Cash	5.9
PIMCO All Asset	Alternative	5.8
Julius Baer International Equity	International	5.5
Fidelity Capital Appreciation	Large Cap Growth	4.8
Loomis Sayles Bond	Bond	4.7

Total Fund Net Assets	$77,608,449

Top Sectors**

(Totals may not equal 100%)

*     Based on total net assets.
**        Equities only

E*TRADE Asset Management is the adviser, Kobren Insight Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future results. Performance data does not reflect taxes that a shareholder would pay on distributions or the redemption of shares and would have been lower in the absence of fee waivers and expense reimbursements. Return figures include reinvestment of distributions. Investment return and principal value will fluctuate with market conditions and shares when redeemed may be worth more or less than their original cost. The S&P 500 Index is an unmanaged index of common stocks and not subject to fees and expenses.

2 E*TRADE Kobren Growth Fund — 2006 Annual Report

E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2006

		VALUE
	SHARES	(Note 2)

MUTUAL FUNDS – 99.8%

LARGE CAP GROWTH – 19.2%

Fidelity Capital Appreciation Fund	138,460	$3,753,649
T. Rowe Price Blue Chip Growth Fund	311,257	11,121,212

		14,874,861

LARGE CAP BLEND – 25.7%

Longleaf Partners Fund	139,448	4,861,161
Oakmark Select Fund - Class I	450,120	15,070,005

		19,931,166

LARGE CAP VALUE – 8.2%

Ameristock Mutual Fund, Inc.	145,785	6,383,909

SMALL CAP VALUE – 7.9%

Longleaf Partners Small Cap Fund	204,843	6,169,857

SECTOR – 6.7%

Fidelity Select Computers Portfolio	25,579	1,010,112
Franklin Gold and Precious Metals Fund (1)	50,621	1,664,414
Robertson Stephens Natural Resources Fund	81,638	2,517,715

		5,192,241

INTERNATIONAL EQUITY - DEVELOPED – 9.5%

Julius Baer International Equity Class I	98,233	4,234,846
Third Avenue International Value Fund	144,606	3,172,652

		7,407,498

INTERNATIONAL EQUITY - EMERGING – 2.4%

SSgA Emerging Markets Fund	79,478	1,862,178

ALTERNATIVE – 5.8%

PIMCO All Asset Fund - Class I	355,907	4,480,863

BOND – 8.5%

Loomis Sayles Bond Fund	253,471	3,622,101
PIMCO Foreign Bond Fund-Unhedged	292,669	2,979,375

		6,601,476

MONEY MARKET – 5.9%

Blackrock Liquidity Funds Tempcash Portfolio	4,541,975	4,541,975

TOTAL MUTUAL FUNDS (Cost $63,742,213)		77,446,024

TOTAL INVESTMENTS – 99.8% (Cost $63,742,213)		77,446,024

OTHER ASSETS LESS LIABILITIES – 0.2%		162,425

NET ASSETS - 100.0%		$77,608,449

The accompanying notes are an integral part of these Financial Statements.

International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The Adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources: Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com. Copyright ©2007

E*TRADE Kobren Growth Fund — 2006 Annual Report 3

E*TRADE Kobren Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

ASSETS:
Investments in securities at market value, (Cost $63,742,213) (Note 2)	$77,446,024
Receivable for fund shares purchased	127,515
Dividends and interest receivable	431,276
Due from E*TRADE Asset Management, Inc. (Note 3)	1,123
Prepaid expenses and other assets	5,478

TOTAL ASSETS	78,011,416

LIABILITIES
Distribution payable	167,269
Payable for fund shares redeemed	161,908
Accrued administration fee (Note 3)	15,335
Accrued advisory fee (Note 3)	39,481
Trustee fees (Note 3)	2,984
Accrued other expenses	15,990

TOTAL LIABILITIES	402,967

TOTAL NET ASSETS	$77,608,449

NET ASSETS CONSIST OF
Shares of beneficial interest, at par	$5,275
Paid-in capital, in excess of par	60,597,539
Undistributed net investment income	119,403
Accumulated net realized gain (loss) on investments	3,182,421
Net unrealized appreciation (depreciation) of investments	13,703,811

TOTAL NET ASSETS	$77,608,449

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	5,275,327

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$14.71

The accompanying notes are an integral part of these Financial Statements.

4 E*TRADE Kobren Growth Fund — 2006 Annual Report

E*TRADE Kobren Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

NET INVESTMENT INCOME:
Dividends	$1,428,271

TOTAL INVESTMENT INCOME	1,428,271

EXPENSES (NOTES 3 and 4):
Advisory fees	504,628
Administration fees	85,122
Sub-administration fees	7,862
Transfer and dividend disbursing agent	46,973
Network fee	16,224
Legal services	29,359
Custodian fees	3,849
Trustee fees	12,911
Registration fees	14,192
Audit and tax services	20,575
Insurance	4,509
Printing	8,389
Other expenses	2,507

TOTAL EXPENSES BEFORE REIMBURSEMENT	757,100
Reimbursed expenses (Note 3)	(57,140)
Other reductions (Note 3)	(17,306)

NET EXPENSES	682,654

NET INVESTMENT INCOME	745,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Sale of investments	3,054,730
Short-term capital gain distributions received	382,371
Long-term capital gain distributions received	3,642,986
Net change in unrealized appreciation (depreciation) of Investments	1,201,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,282,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,027,637

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2006	2005(1)

NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$745,617	$587,802
Net realized gain (loss) on sale of investments	3,054,730	1,559,506
Short-term capital gain distributions received	382,371	175,413
Long-term capital gain distributions received	3,642,986	2,938,384
Net Change in unrealized appreciation (depreciation) of investments	1,201,933	(90,422)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,027,637	5,170,683

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,272,781)	(761,605)
Net realized gain on investments	(6,625,463)	(2,543,765)

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(7,898,244)	(3,305,370)
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	9,873,592	7,897,491

NET INCREASE (DECREASE) IN NET ASSETS	11,002,985	9,762,804

NET ASSETS:
BEGINNING OF PERIOD	66,605,464	56,842,660

END OF PERIOD (2)	$77,608,449	$66,605,464

(1)	Predecessor Fund.

(2)	Includes undistributed net investment income of $119,403 and $264,247 for the periods ended December 31, 2006 and December 31, 2005, respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Kobren Growth Fund — 2006 Annual Report 5

E*TRADE Kobren Growth Fund
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout each Period

	Year Ended December 31, 2006	Year Ended December 31, 2005(1)	Year Ended December 31, 2004(1)	Year Ended December 31, 2003(1)	Year Ended December 31, 2002(1)

NET ASSET VALUE, BEGINNING OF PERIOD	$14.42	$14.02	$12.69	$10.01	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)(3)	0.16	0.12	0.08	0.12	0.07
Short-term capital gains distributions received	0.07	0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.72	0.99	1.29	2.66	(1.36)

TOTAL FROM INVESTMENT OPERATIONS	1.95	1.15	1.40	2.80	(1.28)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.27)	(0.17)	(0.07)	(0.12)	(0.07)
Distributions from net realized short-term capital gain distributions received	—	—	—	—	(0.01)
Distributions from net realized capital gains on investments	(1.39)	(0.58)	—	—	—

TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(1.66)	(0.75)	(0.07)	(0.12)	(0.08)

NET ASSET VALUE, END OF PERIOD	$14.71	$14.42	$14.02	$12.69	$10.01

TOTAL RETURN (4)	13.54%	8.22%	11.05%	27.96%	(11.26	) %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$77,608	$66,605	$56,843	$54,648	$46,491

Ratio of net investment income (loss) to average net assets (3)	1.07%	0.93%	0.63%	1.06%	0.61%

Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed by investment adviser and other reductions (5)	1.08%	1.12%	1.16%	1.18%	1.21%

Ratio of operating expenses to average net assets after reimbursements and reductions (5)	0.98%	0.98%	0.98%	0.96%	0.96%

Portfolio turnover rate	49%	29%	30%	81%	143%

(1)	Predecessor Fund

(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(3)	Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.

(4)

Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.

(5)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these Financial Statements.

6 E*TRADE Kobren Growth Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1. ORGANIZATION

Kobren Insight Funds was organized on September 13, 1996, as a Massachusetts business trust. As of the close of business on November 17, 2006, the Kobren Growth Fund, a series of the Kobren Insight Funds (the “Predecessor Fund”), was reorganized as the E*TRADE Kobren Growth Fund (the “Fund”) (the “Reorganization”). In the Reorganization, the Predecessor Fund exchanged all of its assets for shares of the Fund. As a result of the Reorganization, the Fund became the legal and accounting successor of the Predecessor Fund. The Fund is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of December 31, 2006, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Kobren Growth Fund.

The Fund’s investment objective is long-term growth of capital primarily through capital appreciation and (secondarily) through income. Additionally, the goal of the Fund is to exhibit a “volatility” level over a full market cycle approximating that of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies (“underlying funds”), but also may invest directly in securities that are suitable investments for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The underlying funds are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. The Fund’s other investment securities, if any, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

DISTRIBUTIONS TO SHAREHOLDERS

It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are recorded on ex-dividend date, and the amounts are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character and amount of distributions paid during 2006 (for the Fund) and 2005 (for the Predecessor Fund) were as follows:

E*TRADE Kobren Growth Fund — 2006 Annual Report 7

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Continued)

Distributions Paid in 2006		Distributions Paid in 2005 (Predecessor Fund)

Ordinary	Long-Term	Ordinary	Long-Term
Income*	Capital Gains	Income	Capital Gains

$ 1,487,485	$ 6,410,759	$ 773,683	$ 2,531,687

As of December 31, 2006, the most recent year end, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Other Accumulated	Unrealized
Ordinary Income*	Long-Term Gain	Adjustments	Appreciation

$ 286,672	$ 3,249,051	$ (167,269)	$ 13,637,181

*       For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as regulated investment companies under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At December 31, 2006, the cost of investments for federal income tax purposes was $63,808,843. Net unrealized appreciation aggregated $13,637,181, of which $13,955,357 represented gross unrealized appreciation on securities and $318,176 represented gross unrealized depreciation on securities.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain/loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $382,320 and $(382,320) have been made at December 31, 2006 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. This reclass is related to short-term capital gain dividends reclassed to ordinary income. The difference between book and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Management is currently evaluating the impact the adoption of FIN 48 and SFAS 157 will have on the Fund’s financial statement disclosures.

8 E*TRADE Kobren Growth Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Continued)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the investment advisory agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.60% of the Fund’s average daily net assets. ETAM also receives an administrative services fee of 0.15% of the Fund’s average daily net assets pursuant to its role as Administrator for the Trust. Prior to the Reorganization, which closed on November 17, 2006, the Fund (when it was the Predecessor Fund) paid Kobren Insight Management, Inc. (“KIM”), the Fund’s former investment adviser, a monthly advisory fee at the annual rate of 0.75% (after giving effect to the voluntary fee waiver applicable to the Predecessor Fund) of the Fund’s average daily net assets. Also, prior to the Reorganization, PFPC Inc., a member of the PNC Financial Services Group, Inc., served as the administrator. For the period beginning on January 1, 2006 through November 16, 2006, KIM received $451,446 of advisors fees and for the period November 17, 2006 through December 31, 2006, ETAM received $53,182 of advisor fees, which are included in the advisory fees on the Statement of Operations. For the period beginning on January 1, 2006 through November 16, 2006, PFPC Inc. received $71,827 of administration fees and for the period November 17, 2006 through December 31, 2006, ETAM received $13,295 of administration fees, which are included in the administration fees on the Statement of Operations.

KIM serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays KIM a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average net assets. The Fund is not responsible for paying KIM’s sub-advisory fee.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the net annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with accounting principles generally accepted in the United States of America, expenses borne by the Fund as a result of investing in any underlying fund and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets (calculated before giving effect to the advisory fee reduction described below). Prior to the Reorganization, the Predecessor Fund had a voluntary expense limitation of 1.00%, which could have been terminated at the discretion of KIM.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement (other than as a result of the advisory fee reduction described in the immediately preceeding paragraph) provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to a Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $1,664 was eligible for reimbursement as of December 31, 2006. The expenses reimbursed by the previous Adviser prior to the Reorganization were not eligible for the reimbursement.

Effective November 2, 2005, E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as the principal underwriter of the Fund’s shares and bears all distribution costs. No distribution fees are paid by the Fund. Pursuant to the Fund’s investment advisory agreement, any 12b-1 payments, service fees or revenue sharing payments received by ETAM or its affiliates with respect to shares of any underlying fund held by the Fund will be applied against the advisory fees owed to ETAM by the Fund, thereby reducing the amount of advisory fee paid by the Fund to ETAM. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL. Prior to November 2, 2005, Kobren Insight Brokerage, Inc. served as distributor of the Fund.

For the year ended December 31, 2006, expense reimbursements and other reductions were as follows:

Expenses Reimbursed By Investment Adviser	Other Reductions(1)

$ 57,140	$ 17,306

(1) Reimbursements to the Fund from underlying fund fees described above.

E*TRADE Kobren Growth Fund — 2006 Annual Report 9

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Continued)

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her services as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, one Compensation and Nominating Committee Meeting, two Audit Committee meetings and two Corporate Governance and Compliance Oversight Committee meetings a year) and will be entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity.

In order to further integrate the two series of the Kobren Insight Funds and the Trust, the Board and shareholders of the Trust approved, prior to the Reorganization, a realignment of the Board of Trustees of the Trust so that (i) the number of Board members of the Trust was reduced from six to five, and (ii) a member of the Kobren Insight Funds’ Board was elected as an Independent Trustee of the Trust’s Board. In connection with the realignment, the Trust’s Board accepted the resignations of Ashley Rabun and Shelly Meyers as Independent Trustees and nominated the following Trustees, all elected by the Trust’s shareholders at a Special Meeting of Shareholders of the Trust (“Shareholder Meeting”) held on August 25, 2006: Cheryl Burgermeister (Independent Trustee), Arthur Dubroff (Independent Trustee, formerly an Independent Trustee of the Kobren Insight Fund’s Board), Steven Grenadier (Independent Trustee), George Rebhan (Independent Trustee) and Dennis Webb (Interested Trustee). Since the Fund did not become a series of the E*TRADE Funds until November 20, 2006, after the Shareholder Meeting, the Fund’s Shareholders did not vote on either the Reorganization or the realignment of the Trust’s Board of Trustees.

Prior to the Reorganization, no officer, director or employee of KIM, E*TRADE Financial, the Predecessor Fund’s Administrator, or any affiliate thereof, received any compensation from the Kobren Insight Funds for serving as a trustee or officer of the Kobren Insight Funds. Each trustee who was not an “affiliated person” received an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Kobren Insight Funds also reimbursed out-of-pocket expenses incurred by each trustee in attending such meetings.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the year ended December 31, 2006, were $35,627,990 and $33,144,541 of non-governmental issues, respectively.

6. SHARES OF BENEFICIAL INTEREST

As of December 31, 2006, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

			Year Ended
	Year Ended		December 31, 2005
	December 31, 2006		(Predecessor Fund)
	Shares	Amount	Shares	Amount

Shares sold	737,185	$11,371,443	1,255,427	$17,677,387
Shares issued as reinvestment of distributions	525,559	7,730,975	227,113	3,274,975
Shares redeemed	(607,021)	(9,228,826)	(917,093)	(13,054,871)

Net increase	655,723	$9,873,592	565,447	$7,897,491

At December 31, 2006, KIM and its affiliates owned 1,194,110 shares of the Fund representing 22.6% of the total outstanding shares.

10 E*TRADE Kobren Growth Fund — 2006 Annual Report

NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Continued)

7. RISK FACTORS OF THE FUND

Indirectly investing in underlying funds through the Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any “affiliated persons” (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, ETAM, KIM or their affiliates hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
E*TRADE Funds and
Shareholders of:
E*TRADE Kobren Growth Fund

We have audited the accompanying statement of assets and liabilities of the E*TRADE Kobren Growth Fund (formerly “Kobren Growth Fund”), a series of E*TRADE Funds (the “Trust”), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2004 have been audited by other auditors, whose report dated February 11, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Kobren Growth Fund, as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania	TAIT, WELLER & BAKER LLP
February 12, 2007

E*TRADE Kobren Growth Fund — 2006 Annual Report 11

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 07/01/06	Ending Account Value 12/31/06	Expense Ratio(1)	Expenses Paid During Period(2)

Actual Fund Return	$1,000	$1,096.60	1.00%	$5.28
Hypothetical 5% Return	$1,000	$1,020.16	1.00%	$5.09

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

12 E*TRADE Kobren Growth Fund — 2006 Annual Report

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006 (Continued)

TAX INFORMATION

The percentage of income from direct obligations of the U.S. Government in the Fund was 5.60%.

During the year ended December 31, 2006, the Fund declared long-term capital gain distributions of $6,696,329.

For the fiscal year ended December 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the income earned, 56.59% of income may qualify for the 15% dividend income tax rate. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

During the 2006 fiscal year the Board unanimously approved a new Investment Advisory Agreement between the Trust and ETAM for the E*TRADE Kobren Growth Fund (“Fund”) and approved a new Investment Sub-Advisory Agreement among the Trust, ETAM and Kobren Insight Management, Inc. (“KIM”) to engage KIM as sub-adviser to the Fund.

At the Board meetings addressing the above approvals, the Board, including the Independent Trustees of the Board, reviewed various matters including: (1) the nature, scope and quality of services to be provided to the Fund by ETAM and KIM; (2) the fees to be paid by the Fund to ETAM (and by ETAM to KIM) and the contractual limitations on the Fund’s expenses to be provided by ETAM; (3) the cost of the services and the profits that may be realized by ETAM, KIM and their respective affiliates from their relationship to the Fund; (4) comparative performance information for the Fund prior to its reorganization into a series of the Trust (i.e., the performance of the Kobren Growth Fund as a series of Kobren Insight Funds)(“Predecessor Fund”); (5) the extent to which economies of scale may be realized for the benefit of shareholders of the Fund as the Fund grows; and (6) any benefits expected to be derived by ETAM (and its affiliates) and KIM from their relationships to the Fund. All factors were applied to the Fund. The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information regarding the Fund including information regarding the Predecessor Fund. The Board considered the factors described above, among others. However, no single factor was determinative. Rather, it was the totality of the circumstances that drove the Board’s decisions. Below is a discussion of these factors as they applied to the Board’s consideration of the two agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

Investment Adviser: The Board members discussed the nature, extent and quality of the investment advisory services to be provided by ETAM to the Fund. In considering the new Investment Advisory Agreement between ETAM and the Trust for the Fund, the Board took into account the services provided by ETAM with regard to the sub-advisers to other series of the Trust and was advised by ETAM that it would undertake similar responsibilities for the Fund. In this regard, the Board considered the extensive monitoring and oversight by ETAM of the investment activities of each of the sub-advisers to the Funds. Based on this review, the Board determined that ETAM would provide satisfactory advisory services to the Fund.

Sub-Adviser: With respect to KIM and the new Investment Sub-Advisory Agreement among the Fund, ETAM and KIM with respect to the Fund, the Board members similarly discussed the nature, extent and quality of the advisory services that KIM had provided to the Predecessor Fund, including the investment processes and techniques that KIM had used when managing the Predecessor Fund’s assets on a daily basis. The Board noted that these services and the investment personnel providing them would not change for the Fund. Based on this review, the Board determined that KIM would provide satisfactory sub-advisory services to the Fund.

Fees and Expenses: With respect to the Fund, the Board considered comparative expense data and took into account the fact that the fees and expenses of the Funds would be the same as those of the Predecessor Fund. Moreover, the Board noted that the Fund was subject to an Expense Limitation Agreement between the Trust and ETAM that set a maximum operating expense limit of 1.00% of the Fund’s average daily net assets. Under the Agreement, ETAM agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the account maintenance fees payable to ETAM, and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) are limited to the 1.00% of the Fund’s average daily net assets. ETAM had also agreed to credit against the investment advisory fees paid by shareholders of the Fund any Rule 12b-1 fees paid by third parties to E*TRADE Securities LLC which would further alleviate expenses paid by shareholders of the Fund.

E*TRADE Kobren Growth Fund — 2006 Annual Report 13

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006 (Continued)

Costs and Profitability: The Board discussed the estimated cost of the services to be provided by ETAM (including the fees payable to KIM by ETAM) and the profits that could be realized by ETAM and its affiliates from their relationship to the Fund. As noted above, the Board observed that ETAM had agreed to contractually waive its fees and assume and/or reimburse fees and expenses for the Fund in order to maintain the Fund’s maximum operating expense limit of 1.00% of the Fund’s average daily net asset. The Board observed that ETAM and its affiliates anticipated realizing some profitability from the E*TRADE Funds as a whole once total assets in all series of the E*TRADE Funds reached at least $2 billion.

Comparative Performance: The Board considered the investment performance of the Predecessor Fund and reviewed the Predecessor Fund’s performance against its respective peers as well as based on a performance attribution analysis prepared by one of the Independent Trustees. The Board noted that the Predecessor Fund performed positively against its benchmark and peer group of funds during the periods measured.

Economies of Scale: The Board discussed the extent to which economies of scale will be realized for the benefit of shareholders of the Fund as the Fund grows. The Board discussed the possibility that the broader distribution of the Fund within the E*TRADE Funds family was intended to generate additional assets for the Fund. In addition, the Board noted that shareholders of the Fund may benefit from economies of scale in the form of price concessions or fee discounts offered by service providers to the Funds as part of a larger mutual fund family.

Other Benefits to the Adviser and Sub-Adviser: The Board discussed the benefits that may be derived by ETAM and its affiliates (including KIM) from their relationships with the Fund. The Board noted that KIM and ETAM are commonly controlled and that KIM may benefit from the reorganization of the Predecessor Fund into a larger fund family with greater resources. The Board further noted that ETAM and its affiliates may offer other investment products to investors in the Fund and may benefit from the sale of such products to the Fund’s shareholders. The Board noted that the relationship between the Fund and ETAM (and its affiliates), or between the Fund and KIM, may provide indirect benefits, such as helping ETAM and KIM attract additional advisory clients. Furthermore, the relationships may help E*TRADE FINANCIAL provide an attractive selection of asset classes to its customers.

SHAREHOLDER VOTING

A Special Meeting of Shareholders of Kobren Insight Funds (the Trust of the Predecessor Fund) was held on November 10, 2006 to obtain shareholder approval of an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization of the Predecessor Fund into the Fund. The proposal was approved by shareholders and the result of the vote is as follows:

Number of Shares

For	2,509,054
Against	164,641
Abstain	227,234

14 E*TRADE Kobren Growth Fund — 2006 Annual Report

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006 (Continued)

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Fund’s investment activities and conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund’s day-to-day operations. Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below as of December 31, 2006. The Trust consists of six active series.

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

DISINTERESTED TRUSTEES

Cheryl A. Burgermeister Age: 55 Trustee	Since February 2004	Ms. Burgermeister is Trustee, Treasurer and Finance Trust Committee Chairman of the Portland Community College Foundation since 2001. She was a Trustee of the Zero Gravity Internet Fund from 2000 to 2001. She was a Director and Treasurer of the Crabbe Huson family of funds from 1988-1999.	6	The Select Sector SPDR Trust

Arthur Dubroff Age: 56 Trustee	Since August 2006	Mr. Dubroff is the Managing Principal of Turnberry Consulting, LLC, from October 1999 to present and Chief Financial Officer of Virtual Communities, Inc., a software provider, from July 2000 to present. He served as Chief Financial Officer of Net2Phone, Inc., a provider of Voiceover Internet Protocol telephony services, from November 2002 to May 2006.	6	Virtual Communications, Inc. and Kobren Insight Funds

Steven Grenadier Age: 42 Trustee	Since February 1999	Mr. Grenadier is a Professor of Finance at the Graduate School of Business at Stanford University, where he has been employed as a professor since 1992.	6	None

George J. Rebhan Age: 72 Chairman & Trustee	Since December 1999	Mr. Rebhan retired in December 1993, and prior to that he was President of Hotchkis and Wiley Funds (investment company) from 1985 to 1993.	6	Advisor Series Trust

INTERESTED TRUSTEES[2]

Dennis Webb Age: 41 Trustee	Since March 2006	Mr. Webb is President of E*TRADE Capital Markets. Prior to that, Mr. Webb was the Chief Executive Officer of E*TRADE Global Asset Management (ETGAM). Mr. Webb has also been Chairman of E*TRADE Bank’s Asset and Liability Committee and was responsible for the Bank’s $15 billion derivative portfolio until he joined ETGAM in June 2001.	6	None

OFFICER(S) WHO ARE NOT TRUSTEES[2]

Elizabeth Gottfried Age: 46 President	Since March 2006

Ms. Gottfried is Vice President of ETAM. She is also a Business Manager of E*TRADE Global Asset Management, Inc. Ms. Gottfried joined E*TRADE in September 2000. Prior to that, she worked at Wells Fargo Bank from 1984 to 2000 and managed various areas of Wells Fargo’s mutual fund group.

			N/A	N/A

Eric Godes Age: 45 Vice President	Since September 2006

Mr. Godes is Managing Director of Kobren Insight Management, Inc., a wholly-owned subsidiary of E*TRADE Financial Corporation and a registered representative of E*TRADE Securities, LLC. Prior to November 2, 2005, he served as Managing Director and a registered representative of Kobren Insight Brokerage, Inc. and Managing Director of Alumni Capital, LLC, a General Partner to a private investment partnership.

			N/A	N/A

Dilia M. Caballero Age: 35 Secretary and Chief Legal Officer	Since November 2006

Ms. Caballero joined E*TRADE in October 2006 as an Assistant General Counsel of E*TRADE Brokerage Holdings, Inc. Prior to that time, Ms. Caballero practiced law at Dechert LLP from 1997 through 2006 in the firm’s Financial Services Group.

			N/A	N/A

E*TRADE Kobren Growth Fund — 2006 Annual Report 15

ADDITIONAL INFORMATION (Unaudited)
December 31, 2006 (Continued)

Name, Address, Age and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Port- folios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

OFFICER(S) WHO ARE NOT TRUSTEES[2]

Matthew Audette Age: 32 Treasurer	Since March 2006	Mr. Audette is Vice President and Chief Financial Officer of ETAM and ETGAM. He also holds other positions at E*TRADE affiliates. He joined E*TRADE in 2001.	N/A	N/A

Tim Williams Age: 57 Chief Compliance Officer	Since February 2005

Mr. Williams is Chief Compliance Officer of ETAM and has general compliance management oversight for the asset management functions of various E*TRADE affiliates. Mr. Williams joined E*TRADE in January 2005. Prior to that he worked at Riggs Bank from 1971 to 2005 where he held various positions involving compliance, audit, risk management, trust operations and trust administration. He was the Chief Compliance Officer of Riggs Investment Advisors Inc. from 1995 to 2005.

			N/A	N/A

[1]

Each Trustee is elected to serve in accordance with the Trust Instrument and By-laws of the Trust until his or her successor is duly elected and qualified. Each Officer is elected to hold office until his or her successor is elected and qualified to carry out the duties and responsibilities of such office, or until he or she resigns or is removed from office.

[2]	“Interested person” of the Trust as defined in the 1940 Act.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-(800)-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

16 E*TRADE Kobren Growth Fund — 2006 Annual Report

Item 2. Code of Ethics.

E*TRADE Funds (“Funds” or “Registrant”) has adopted a code of ethics that applies to the Registrant’s President and Treasurer. No waivers or amendments have been granted or approved during the period covered by this report.

The code of ethics has been attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Funds’ Board of Trustees (“Board”) has determined that the Funds have at least one Audit Committee Financial Expert (“ACFE”) serving on the Funds’ Audit Committee. On November 16, 2004, the Board determined that Cheryl A. Burgermeister should be the Funds’ “ACFE,” and is “independent” (as each term in defined in Item 3 of Form N-CSR). Ms. Burgermeister, also an Independent Trustee, has acquired the attributes of an ACFE as a result of, among other things, her position as treasurer and finance committee chairman of a community college foundation and as a treasurer of a registered investment management company. Ms. Burgermeister is also a certified public accountant.

A person who is determined to be an ACFE will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2005 (by prior principal accountant Deloitte & Touche LLP): $105,000
2006: $93,000

Audit-Related Fees

(b)
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are as follows:

2005: $0
2006: $0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2005 (by prior principal accountant Deloitte & Touche LLP): $12,750
2006: $25,200

The nature of the services includes the review of the preparation of and execution as preparer of the Funds’ State and Federal Tax returns and income and excise tax returns.

All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

2005: $0
2006: $2,600

The nature of the services related to reviewing and providing the consent of the independent registered accounting firm for the Funds’ Forms N-1A and N-14 filings during the fiscal year.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Pursuant to the Funds’ Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the Funds’ independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving any and all proposals by the Funds, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with the investment adviser that provides services to the Funds to employ the independent auditor to render permissible non-audit services to such entity, provided those permissible non-audit services relate directly to the operations and financial reporting of the Funds. In determining whether to pre-approve non-audit services, the Audit Committee considers whether such services are consistent with the independent auditor’s independence. The Charter further permits the Audit Committee to delegate to one or more of its members authority to pre-approve permissible non-audit services to the Funds, provided that any pre-approval determination of a delegate be presented to the full Audit Committee at its next meeting.

Pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, pre-approval is required for non-audit services billed by the Funds’ independent auditors to the Funds’ investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds), and any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds if the services relate directly to the operations and financial reporting of the Funds.

Pre-approval of any permissible non-audit service is not required provided that (1) the aggregate amount paid to the independent auditor for such non-audit services during the fiscal year in which such non-audit services are provided does not constitute more that five percent of the total amount of revenues paid to the independent auditor with respect to audit services for the Funds and permissible ongoing non-audit services for the Funds or any investment adviser to the Funds (not including any sub-adviser whose role is primarily portfolio management and that is subcontracted or overseen by the investment adviser to the Funds) and any entity controlling, controlled by, or under common control with such investment adviser that provides services to the Funds, (2) such services were not recognized by the Funds at the time of engagement to be non-audit services, and (3) such services are promptly brought to the attention of the Audit Committee of the Funds and approved prior to the completion of the audit by the Audit Committee or its delegate(s).

(e)	(2)None of the services included in (b)-(d) above required approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)	None.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were two changes made to the procedures which are described as follows:

The submission of a nominee candidate recommendation must be made to the Compensation and Nominating Committee within the first quarter of the calendar year in which the recommendation is submitted instead of the current calendar year.

The shareholder or shareholder group recommending the nominee candidate cannot have previously submitted a nominee candidate within the calendar year in which the recommendation was submitted.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	E*TRADE Funds

By (Signature and Title)*	/s/ Elizabeth Gottfried

Elizabeth Gottfried, President
(principal executive officer)

Date February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elizabeth Gottfried

Elizabeth Gottfried, President
(principal executive officer)

Date February 27, 2007

By (Signature and Title)*	/s/ Matthew Audette

Matthew Audette, Treasurer
(principal financial officer)

Date February 27, 2007

* Print the name and title of each signing officer under his or her signature.